--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
Schedules of Investments
  VA Small Value Portfolio..................................       1
  VA Large Value Portfolio..................................      14
  VA International Value Portfolio..........................      16
  VA International Small Portfolio..........................      21

Statements of Net Assets
  VA Short-Term Fixed Portfolio.............................      30
  VA Global Bond Portfolio..................................      32

Statements of Assets and Liabilities
  VA Small Value Portfolio..................................      34
  VA Large Value Portfolio..................................      34
  VA International Value Portfolio..........................      35
  VA International Small Portfolio..........................      35

Statements of Operations....................................      36

Statements of Changes in Net Assets.........................      38

Financial Highlights........................................      41

Notes to Financial Statements...............................      44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                            VA SMALL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.2%)
 *#24/7 Media, Inc.....................................      2,300     $     1,138
 *3Dfx Interactive, Inc................................      3,130           1,049
 *A.C. Moore Arts & Crafts, Inc........................      1,000          11,310
 *#Aames Financial Corp................................        560             812
 AAR Corp..............................................      3,000          42,000
 ABC Bancorp...........................................      1,200          13,644
 *ABC Rail Products Corp...............................        700             630
 *Abraxas Petroleum Corp...............................      1,000           4,370
 *Acceptance Insurance Companies, Inc..................      1,500           7,500
 *#Accrue Software, Inc................................      2,000           1,770
 Aceto Corp............................................        660           6,333
 *Acme Communications, Inc.............................      1,600          10,576
 *#Acme Metals, Inc....................................      1,000              47
 *Action Performance Companies, Inc....................      1,900          34,209
 *ADE Corp.............................................      1,000          19,295
 *Advanced Magnetics, Inc..............................        500           1,875
 Advanced Marketing Services, Inc......................        187           3,085
 Advanta Corp. Class A.................................      1,000          13,185
 Advanta Corp. Class B Non-Voting......................      2,000          24,250
 *Aehr Test Systems....................................      1,000           4,100
 *AEP Industries, Inc..................................      1,000          58,690
 *Aerovox, Inc.........................................        400             216
 *Aetrium, Inc.........................................      1,200           2,166
 *Aftermarket Technology Corp..........................      2,000          12,540
 Agco Corp.............................................      6,600          57,090
 *AHL Services, Inc....................................      1,700          13,974
 *AHT Corp.............................................      1,000               6
 *Air Methods Corp.....................................        300           1,149
 Airborne, Inc.........................................      5,300          57,717
 *Airgas, Inc..........................................     10,500         108,150
 *#Airnet Communications Corp..........................        200             480
 *Airnet Systems, Inc..................................        600           3,072
 AK Steel Holding Corp.................................      1,200          16,068
 *Akamai Technologies, Inc.............................      7,100          73,236
 Alamo Group, Inc......................................      1,200          17,100
 *Alaska Air Group, Inc................................      4,000         114,920
 *Alaska Communications Systems Group, Inc.............      1,700          10,565
 *Albany International Corp. Class A...................      1,600          35,392
 *Aldila, Inc..........................................      1,300           1,930
 Alexander & Baldwin, Inc..............................      1,600          37,320
 Alico, Inc............................................      1,200          33,282
 *All American Semiconductor, Inc......................        260           1,815
 *Allen Telecom, Inc...................................      2,800          33,600
 Alliance Bancorp......................................      1,359          36,611
 *Alliance Semiconductor Corp..........................      4,000          50,600
 *Allied Healthcare Products, Inc......................      1,700           5,584
 *Allied Holdings, Inc.................................      1,200           3,372
 *Allied Research Corp.................................        300           2,610
 *#Allied Riser Communications.........................      3,000           2,760
 *Allin Communications Corp............................        500             197
 *Allou Health & Beauty Care, Inc. Class A.............        500           1,930
 *Allsctipts Healthcare Solutions, Inc.................        200             939
 *Alltrista Corp.......................................      1,000          15,340

                                                            SHARES           VALUE+
                                                            ------           ------
 *Alpha Technologies Group, Inc........................        520     $     3,960
 *Alphanet Solutions, Inc..............................      1,200           2,520
 *#Alterra Healthcare Corp.............................      3,000           1,050
 Ambanc Holding Co., Inc...............................      1,000          19,625
 Ambassadors, Inc......................................      1,100          27,417
 *AMC Entertainment, Inc...............................      2,000          21,200
 Amcast Industrial Corp................................        700           6,160
 Amcol International Corp..............................        100             560
 *Amerco, Inc..........................................      2,500          45,975
 *America West Holdings Corp. Class B..................      3,800          38,950
 *#American Aircarriers Support, Inc...................      1,000               1
 *#American Classic Voyages Co.........................      1,700           6,808
 *American Coin Merchandising, Inc.....................      1,000           4,125
 American Financial Group, Inc.........................      1,000          28,090
 American Greetings Corp. Class A......................      5,800          72,732
 *American Healthcorp, Inc.............................        300           7,794
 *American Homestar Corp...............................      1,400              66
 *American Medical Security Group, Inc.................      1,800           9,414
 *American Pacific Corp................................        700           4,445
 *American Physicians Services Group, Inc..............        500           1,085
 *American Retirement Corp.............................      2,000           7,120
 *American Skiing Co...................................      1,400           1,470
 *American Software, Inc. Class A......................        400             726
 *Ameripath, Inc.......................................      2,700          68,890
 AmeriServe Financial, Inc.............................      1,700           8,670
 *Ameristar Casinos, Inc...............................      1,700          21,258
 Ameron, Inc...........................................        300          21,075
 AmerUs Group Co.......................................      2,000          71,800
 *#Ames Department Stores, Inc.........................      3,500           9,135
 Ampco-Pittsburgh Corp.................................      1,400          14,700
 *Amrep Corp...........................................        600           2,775
 *Amresco, Inc.........................................      1,120           1,462
 *Amtran, Inc..........................................        800          15,636
 *Amwest Insurance Group, Inc..........................      1,000             910
 Analogic Corp.........................................        200           9,249
 *ANC Rental Corp......................................      2,700          13,378
 Andersons, Inc........................................      1,000           8,340
 Andover Bancorp, Inc..................................        600          20,886
 Angelica Corp.........................................        800           8,672
 *#Anicom, Inc.........................................      2,700               3
 *AnswerThink Consulting Group, Inc....................        300           2,052
 *Antec Corp...........................................        500           5,842
 Apogee Enterprises, Inc...............................      2,700          28,336
 *Applica, Inc.........................................      2,200          18,678
 *Applied Extrusion Technologies, Inc..................      2,000          11,750
 *Applied Graphics Technologies, Inc...................        800           1,360
 Applied Industrial Technologies, Inc..................      2,000          36,200
 Applied Signal Technologies, Inc......................        900           3,757
 *Arch Capital Group Ltd...............................      1,500          25,057
 Arch Chemicals, Inc...................................      3,500          75,950
 Arch Coal, Inc........................................      2,700          83,295
 *#Arch Wireless, Inc..................................      1,100             292
 Arctic Cat, Inc.......................................      1,800          25,677
 Argonaut Group, Inc...................................      2,600          46,995

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Arkansas Best Corp...................................      2,700     $    58,063
 *Arlington Hospitality, Inc...........................        400           1,510
 *#Armstrong Holdings, Inc.............................      5,400          19,980
 Arnold Industries, Inc................................      2,000          37,110
 Arvinmeritor, Inc.....................................      2,600          40,300
 *Asante Technologies, Inc.............................        400             246
 *Ashworth, Inc........................................      2,500          19,087
 *Aspect Communications Corp...........................      2,400          14,316
 Astea International, Inc..............................      1,200           1,404
 *At Home Corp.........................................      3,000          12,525
 *Atchison Casting Corp................................        200             582
 *Atlantic American Corp...............................      1,900           3,467
 *Atlantis Plastics, Inc...............................        200             630
 *Atrion Corp..........................................        200           4,199
 *#Audio Visual Services Corp..........................      3,600           1,512
 *Audiovox Corp. Class A...............................      2,000          19,170
 *Aurora Foods, Inc....................................      7,200          38,160
 *Autoimmune, Inc......................................      1,100           3,828
 *#Avado Brands, Inc...................................      2,600           1,586
 *Avalon Holding Corp. Class A.........................        262             814
 *Avatar Holdings, Inc.................................      1,000          28,675
 *Aviall, Inc..........................................      2,800          30,744
 *#Aviation Sales Co...................................      1,500           2,850
 *Avid Technology, Inc.................................      2,000          28,400
 *#Avteam, Inc. Class A................................      1,500              17
 *Axsys Technologies, Inc..............................      1,000          14,650
 AZZ, Inc..............................................        500          10,850
 Badger Meter, Inc.....................................        200           5,990
 Bairnco Corp..........................................        900           5,850
 *Baker (Michael) Corp.................................        700           8,085
 Baldwin & Lyons, Inc. Class B.........................        600          13,044
 *Baldwin Piano & Organ Co.............................        300             682
 *Baldwin Technology, Inc. Class A.....................      1,400           1,736
 *Ballantyne Omaha, Inc................................      1,500           1,132
 *Bancinsurance Corp...................................        525           2,499
 Bandag, Inc...........................................        800          21,040
 Bandag, Inc. Class A..................................      1,000          22,100
 *Bank Plus Corp.......................................      2,100          10,972
 *Bank United Financial Corp. Class A..................      3,200          43,216
 BankAtlantic Bancorp, Inc. Class A....................        796           5,731
 Banner Corp...........................................      1,573          31,767
 *Barry (R.G.) Corp....................................      1,300           4,966
 Bassett Furniture Industries, Inc.....................      2,200          30,415
 Bay View Capital Corp.................................      3,900          26,715
 *Bayou Steel Corp. Class A............................      1,900           2,090
 *Be Aerospace, Inc....................................      1,500          35,625
 *Beazer Homes USA, Inc................................      1,700         102,000
 *BEI Electronics, Inc.................................      1,600           5,200
 *Bel Fuse, Inc. Class A...............................        200           5,750
 Bel Fuse, Inc. Class B................................        300           8,634
 *Bell Industries, Inc.................................      1,860           4,817
 *Bell Microproducts, Inc..............................      1,850          19,758
 *Benchmark Electronics, Inc...........................      1,200          27,612
 *Benton Oil & Gas Co..................................      2,100           4,305
 Berkley (W.R.) Corp...................................      3,700         160,950
 *Berlitz International, Inc...........................        200           3,320
 *Bethlehem Steel Corp.................................     14,700          40,572
 *Beverly Enterprises..................................     12,700         114,300
 *Big 4 Ranch, Inc.....................................        300               0
 *Big Lots, Inc........................................      2,400          31,152
 *Bio Vascular, Inc....................................        500           3,400

                                                            SHARES           VALUE+
                                                            ------           ------
 *Bionx Implants, Inc..................................      1,300     $     3,087
 *Bio-Rad Laboratories, Inc. Class A...................        400          17,240
 *BioReliance Corp.....................................        500           6,512
 *Birmingham Steel Corp................................      4,600           5,520
 Blair Corp............................................      1,500          25,425
 *Bluegreen Corp.......................................      2,500           5,375
 BMC Industries, Inc...................................      4,100          25,748
 *BNS Co. Class A......................................        240           1,788
 Bob Evans Farms, Inc..................................      4,100          70,315
 *Boca Resorts, Inc....................................      4,300          53,535
 *Bogen Communications International, Inc..............      1,000           3,400
 *Bolt Technology Corp.................................        300           1,665
 *Bombay Co., Inc......................................      5,400          16,848
 *Bon-Ton Stores, Inc..................................      1,900           5,738
 *#Books-a-Million, Inc................................      2,700           6,817
 *Boron, Lepore and Associates, Inc....................      1,100          14,806
 *Boston Communications Group, Inc.....................      2,200          26,323
 Bostonfed Bancorp, Inc................................      1,000          21,350
 Bowne & Co., Inc......................................      3,600          41,760
 *Boyd Gaming Corp.....................................      6,000          31,440
 *Brass Eagle, Inc.....................................        500           4,180
 *Braun Consulting, Inc................................        100             808
 *Brightpoint, Inc.....................................      2,800           9,954
 *#BrightStar Information Technology Group, Inc........      1,500             345
 *Broadbase Software, Inc..............................        100             201
 Brookline Bancorp, Inc................................      2,500          34,650
 *Brooks Automation, Inc...............................        700          34,443
 *Brookstone, Inc......................................      1,500          24,247
 *Brown (Tom), Inc.....................................      1,700          47,948
 Brown Shoe Company, Inc...............................      5,600         111,720
 Brush Wellman, Inc....................................      1,900          41,040
 BSB Bancorp, Inc......................................      1,000          18,935
 *BTG, Inc.............................................        300           2,415
 *BTU International, Inc...............................      1,700          10,225
 *#Budget Group, Inc...................................      4,100          13,366
 *Building Materials Holding Corp......................      1,500          20,100
 Burlington Coat Factory Warehouse Corp................      5,500         107,580
 *Burlington Industries, Inc...........................      6,700          16,013
 *Butler International, Inc............................      1,000           2,195
 Butler Manufacturing Co...............................      1,000          26,950
 *BWAY Corp............................................      1,000           3,800
 *CacheFlow, Inc.......................................      1,700          10,871
 Cadmus Communications Corp............................      1,300          14,605
 Calgon Carbon Corp....................................      4,800          39,360
 *#Calico Commerce, Inc................................      1,000             315
 *California Coastal Communities, Inc..................      1,000           4,275
 California First National Bancorp.....................      1,000          12,100
 Cal-Maine Foods, Inc..................................        800           4,008
 *Cannondale Corp......................................      1,000           4,015
 *#Canterbury Information Technology, Inc..............      1,000           1,545
 *Capital Crossing Bank................................      1,000          16,345
 *Capital Pacific Holdings, Inc........................      1,000           4,120
 *Capital Senior Living Corp...........................      3,000           5,670
 *Capital Trust, Inc...................................        200           1,110
 Capitol Transamerica Corp.............................        700          10,297
 Caraustar Industries, Inc.............................      2,500          25,650
 *Carbide/Graphite Group, Inc..........................      1,000           1,220

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Carecentric, Inc.....................................         80     $       179
 *#CareMatrix Corp.....................................         83              17
 Carpenter Technology Corp.............................      3,800         112,100
 *Carriage Services, Inc. Class A......................      2,100          11,529
 *Carrington Laboratories, Inc.........................      1,000           1,395
 Carter-Wallace, Inc...................................      1,200          22,980
 Cascade Corp..........................................      1,000          10,700
 *Casella Waste Systems, Inc. Class A..................      2,200          20,746
 Cash America International, Inc.......................      2,600          18,720
 *Casino Data Systems..................................      1,500          13,687
 Castle (A.M.) & Co....................................      1,000          12,850
 *Castle Dental Centers, Inc...........................        700             112
 Castle Energy Corp....................................      1,000           6,275
 Casual Male Corp......................................      2,200             110
 *#Catalina Lighting, Inc..............................        600             798
 Cato Corp. Class A....................................      2,000          38,640
 Cavalier Homes, Inc...................................      3,000           9,150
 *CB Richard Ellis Services, Inc.......................      2,000          30,900
 *#C-bridge Internet Solutions, Inc....................        500             917
 CBRL Group, Inc.......................................      8,500         144,202
 *CDI Corp.............................................        600          10,020
 *Celadon Group, Inc...................................      1,000           4,965
 *Celebrity, Inc.......................................        125              47
 *#Celeris Corporation.................................        433             240
 *Cell Genesys, Inc....................................      2,200          37,411
 Cenit Bancorp, Inc....................................        300           8,325
 *Central Garden & Pet Co..............................      3,100          21,591
 Central Parking Corp..................................      1,600          29,040
 Century Aluminum Co...................................      2,200          43,450
 *Century Business Services, Inc.......................      2,000           7,000
 *Ceradyne, Inc........................................      1,200          10,890
 *Champion Enterprises, Inc............................      5,500          58,410
 Champion Industries, Inc..............................      1,000           3,340
 *Champps Entertainment, Inc...........................        900           7,564
 *Charming Shoppes, Inc................................      7,300          43,909
 *Chart House Enterprises, Inc.........................      1,700           4,420
 *Chase Industries, Inc................................      1,000           9,200
 *Checkers Drive-In Restaurant, Inc....................      1,215           6,834
 *Checkpoint System, Inc...............................      4,000          54,640
 Chemed Corp...........................................      1,000          35,100
 Chesapeake Corp.......................................      2,000          44,600
 *Chesapeake Energy Corp...............................      5,580          46,035
 *Children's Comprehensive Services, Inc...............      1,500           6,412
 *#Chiquita Brands International, Inc..................      9,666          16,432
 *Chromcraft Revington, Inc............................        600           5,844
 *Chronimed, Inc.......................................      1,000           7,730
 CICOR International, Inc..............................        800          18,784
 *CIDCO, Inc...........................................      2,000             770
 *Ciprico, Inc.........................................      1,000           7,045
 *Circuit City Stores, Inc. (Carmax Group).............      2,600          38,636
 *Circuit Systems, Inc.................................      1,300              23
 *Citadel Holding Corp. Class A........................        240             360
 *Citation Holding Corp. Class B.......................         60             105
 *Citizens, Inc. Class A...............................      1,488          11,309
 City Holding Co.......................................      1,600          15,576
 *Civic Bancorp........................................        486           7,200
 *CKE Restaurants, Inc.................................      7,600          20,140
 *Clare, Inc...........................................      1,000           2,780
 *Clarent Corp.........................................      1,000           9,540

                                                            SHARES           VALUE+
                                                            ------           ------
 *Classic Communications, Inc. Class A.................      1,200     $       576
 *Classic Vacation Group, Inc..........................      1,100           2,310
 *Clean Harbors, Inc...................................        800           2,128
 Cleveland Cliffs, Inc.................................      1,100          22,330
 CNA Surety Corp.......................................        500           7,055
 *CNET Networks, Inc...................................      2,200          24,211
 *CNS, Inc.............................................      2,300          12,132
 Coachmen Industries, Inc..............................      2,000          19,960
 *Coast Dental Services, Inc...........................      1,000             745
 *Coast Distribution System............................        300             195
 Coastal Bancorp, Inc..................................      1,000          31,845
 Coastcast Corp........................................      1,000           7,680
 Cobalt Corp...........................................      1,800          10,530
 *Cobra Electronic Corp................................      1,000           7,795
 *Coeur d'Alene Mines Corp.............................      4,400           5,324
 *Cohesion Technologies, Inc...........................      1,100           5,115
 *Coho Energy, Inc.....................................         42             268
 *Cole National Corp. Class A..........................      1,000          14,250
 *Columbia Banking System, Inc.........................      1,694          23,513
 Columbus McKinnon Corp................................      2,000          15,910
 *Com21, Inc...........................................        300             781
 *Comdial Corp.........................................        600             765
 Comdicso, Inc.........................................      5,900          12,744
 *Comforce Corp........................................      2,000           3,250
 *Comfort Systems USA, Inc.............................      3,600          13,032
 Commercial Bank of New York...........................        200           6,398
 Commercial Metals Co..................................      1,300          33,085
 Commonwealth Bancorp, Inc.............................      1,500          29,932
 Commonwealth Industries, Inc..........................      2,100          10,699
 Communications Systems, Inc...........................      1,000           7,925
 Community Financial Group, Inc........................        200           2,777
 Community Savings Bankshares, Inc.....................      1,400          19,873
 Community Trust Bancorp, Inc..........................      1,200          27,786
 *Compucom Systems, Inc................................      4,700          13,606
 *#CompuCredit Corp....................................      1,500          18,142
 *Computer Horizons Corp...............................      3,200           8,656
 *#Computer Learning Centers, Inc......................      1,400              10
 *Computer Task Group, Inc.............................      1,500           8,625
 *Comshare, Inc........................................      1,000           3,480
 *Comstock Resources, Inc..............................      1,900          22,154
 *Concord Camera Corp..................................      1,300          10,601
 *Cone Mills Corp......................................      3,900           5,421
 *Congoleum Corp. Class A..............................      1,000           2,700
 *Conmed Corp..........................................      1,000          21,465
 *Consolidated Freightways Corp........................      3,500          29,662
 *Consolidated Graphics, Inc...........................      1,400          22,862
 *#Consumer Portfolio Services, Inc....................      1,000           1,785
 *#Cooker Restaurant Corp..............................        500             230
 Cooper Tire & Rubber Co...............................      5,400          71,010
 *CoorsTek, Inc........................................        700          25,074
 Corn Products International, Inc......................      1,200          34,380
 *Cornell Corrections, Inc.............................      1,000          12,080
 *Correctional Services Corp...........................      1,100           2,733
 *Corrpro Companies, Inc...............................        375           1,144
 Corus Bankshares, Inc.................................      1,000          48,825
 *Cotelligent Group, Inc...............................      2,000           1,580
 *Covanta Energy Corp..................................      7,700         167,629
 *Covenant Transport, Inc. Class A.....................      2,000          34,610
 *Coventry Health Care, Inc............................      6,300         106,470
 CPAC, Inc.............................................      1,000           6,200
 CPB, Inc..............................................      1,400          38,108

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Craig (Jenny), Inc...................................      1,500     $     2,520
 *Craig Corp...........................................        300             615
 *Credit Acceptance Corp...............................      4,800          34,032
 *Crestline Capital Corp...............................      1,600          46,560
 *Criticare Systems, Inc...............................        600           2,595
 *Cross (A.T.) Co. Class A.............................      1,800          12,870
 *Crossman Communities, Inc............................      1,000          31,445
 Crown Cork & Seal Co., Inc............................      8,300          42,496
 *Crown Crafts, Inc....................................        700             206
 *Crown Group, Inc.....................................      1,000           3,725
 *Crown-Andersen, Inc..................................        100             709
 *CSK Auto Corp........................................      4,000          31,440
 *CSP, Inc.............................................        266           1,023
 *CSS Industries, Inc..................................      1,000          22,700
 *CTB International Corp...............................      1,700          15,002
 Cubic Corp............................................        750          21,937
 Culp, Inc.............................................      1,000           3,440
 *Cumulus Media, Inc. Class A..........................      2,900          34,727
 *Curative Health Services, Inc........................      1,200           8,352
 *#Cybersource Corp....................................      3,400           5,797
 *Cybex International, Inc.............................      1,400           2,387
 *Cysive, Inc..........................................      2,700           8,829
 *Cytrx Corp...........................................        700             560
 *D A Consulting Group, Inc............................        200             302
 *Daisytek International Corp..........................        400           5,602
 *Dan River, Inc. Class A..............................      3,400          10,200
 *Danielson Holding Corp...............................      1,600           7,520
 Data Broadcasting Corp................................      6,100          51,179
 *Data Critical Corp...................................      1,000           1,835
 *Data I/O Corp........................................      1,500           3,562
 *#Data Systems & Software, Inc........................      1,500           9,637
 *DataTRAK International, Inc..........................        200             456
 *Datron Systems, Inc..................................        200           2,570
 *Datum, Inc...........................................        300           5,005
 *Dave and Busters, Inc................................      1,400          12,054
 *Daw Technologies, Inc................................        800             596
 *Dawson Geophysical Co................................        300           3,330
 *Daxor Corp...........................................        400           6,780
 *Deckers Outdoor Corp.................................      1,000           3,965
 *Del Global Technologies Corp.........................        500           1,062
 Delphi Financial Group, Inc. Class A..................      1,020          36,312
 Delta Apparel, Inc....................................        210           3,412
 *#Delta Financial Corp................................      1,600             512
 *Delta Woodside Industries, Inc.......................      2,100           2,100
 *Denali, Inc..........................................      1,100              93
 *Department 56, Inc...................................        200           1,630
 *#Designs, Inc........................................      1,300           5,551
 *Devcon International Corp............................        400           2,790
 *Digi International, Inc..............................      2,000          17,910
 Dime Community Bancorp, Inc...........................      1,500          43,027
 Dimon, Inc............................................      6,800          75,820
 *Discount Auto Parts, Inc.............................      2,500          32,875
 *Dixie Group, Inc.....................................      1,000           5,160
 *#Docent, Inc.........................................        700           5,453
 *Dollar Thrifty Automotive Group, Inc.................      2,300          54,510
 *Dominion Homes, Inc..................................        800           8,360
 Donegal Group, Inc. Class A...........................        666           9,074
 Donegal Group, Inc. Class B...........................        333           4,104
 *Donna Karan International, Inc.......................      1,900          20,178
 *#Donnkenny, Inc......................................        350             290
 *Dress Barn, Inc......................................      1,900          47,737

                                                            SHARES           VALUE+
                                                            ------           ------
 *DRS Technologies, Inc................................      1,000     $    21,700
 *DT Industries, Inc...................................      1,300           6,051
 *Duck Head Apparel Co., Inc...........................        210             588
 *Duckwall-Alco Stores, Inc............................      1,000           7,125
 *Ducommun, Inc........................................        100           1,370
 *Dura Automotive Systems, Inc.........................      1,714          21,425
 *DVI, Inc.............................................      1,300          19,305
 *Dwyer Group, Inc.....................................      1,000           2,505
 *Dynamics Research Corp...............................        660           5,838
 *#E Com Ventures, Inc.................................      1,000           1,015
 *EA Engineering Science & Technology, Inc.............        500             597
 Eagle Bancshares, Inc.................................        500           7,760
 *Eagle Food Centers, Inc..............................      1,000             535
 *Eagle Point Software Corp............................        300           1,581
 Earthgrains Co........................................      4,100         106,395
 Eastern Co............................................        300           4,425
 *#eBenX, Inc..........................................        800           2,740
 *eBT International, Inc...............................      2,000           5,270
 ECC International Corp................................        800           2,760
 Ecology & Environment, Inc. Class A...................        200           1,760
 *Edgewater Technology, Inc............................      1,567           8,524
 Edo Corp..............................................        300           5,925
 *EFTC Corp............................................      1,300           3,607
 *#eGain Communications Corp...........................        104             265
 *#Einstein/Noah Bagel Corp............................      1,600             128
 *Elcotel, Inc.........................................      1,700              98
 *Elder-Beerman Stores Corp............................      2,000           6,530
 *Electro Rent Corp....................................      1,300          20,826
 *Elite Information Group, Inc.........................      1,000           5,040
 *Elizabeth Arden, Inc.................................      1,700          40,893
 EMC Insurance Group, Inc..............................      1,200          15,180
 *Emcor Group, Inc.....................................      1,000          44,250
 *EMS Technologies, Inc................................        600           9,420
 *Encad, Inc...........................................      1,100           2,304
 *Encompass Services Corp..............................      6,100          53,924
 *Encore Wire Corp.....................................      1,000          10,705
 *Enesco Group, Inc....................................      2,000          11,900
 Engineered Support Systems, Inc.......................      1,150          38,272
 Ennis Business Forms, Inc.............................      1,500          13,065
 *Enserch Exploration Corp.............................      5,199          23,136
 *#Entrada Networks, Inc...............................        220             223
 *Entravision Communications Corp......................      2,500          34,150
 *Entrust Technologies, Inc............................      1,500           8,482
 *Environmental Elements Corp..........................        600           2,340
 *ePresence, Inc.......................................      2,300           8,636
 *Equity Oil Co........................................      2,300           7,176
 *Esco Technologies, Inc...............................      1,900          57,190
 *Esterline Technologies Corp..........................      3,000          63,000
 Ethyl Corp............................................      8,700          10,527
 *Evans & Sutherland Computer Corp.....................        900           7,672
 *Exabyte Corp.........................................      2,200           2,596
 Exide Corp............................................      2,100          22,575
 *Exponent, Inc........................................        600           7,110
 *Ezcorp, Inc. Class A Non-Voting......................      2,100           5,313
 *E-Z-Em, Inc. Class A.................................        300           1,590
 *E-Z-Em, Inc. Class B.................................         27             143
 Fab Industries, Inc...................................        500           7,000
 *Fairchild Corp. Class A..............................      3,113          21,635
 Falcon Products, Inc..................................      1,100           8,580
 *Fansteel, Inc........................................        700           3,220

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Farrel Corp...........................................        700     $       465
 FBL Financial Group, Inc. Class A.....................      3,500          55,825
 *Featherlite Manufacturing, Inc.......................      1,000           1,800
 Federal-Mogul Corp....................................      8,100          28,512
 *Fibermark, Inc.......................................      1,000          13,900
 Fidelity National Corp................................        500           3,110
 *Finish Line, Inc. Class A............................      2,500          25,212
 *Finishmaster, Inc....................................        500           3,955
 Finova Group, Inc.....................................      6,700          16,080
 *Firebrand Financial Group, Inc.......................        300              96
 First Bancorp.........................................        249           5,901
 First Bell Bancorp, Inc...............................        500           7,240
 *First Cash, Inc......................................      1,300           9,659
 First Charter Corp....................................        600           9,876
 *First Cincinati, Inc.................................        100              13
 First Citizens Bancshares, Inc........................      1,200         112,506
 First Defiance Financial Corp.........................        700          11,077
 First Essex Bancorp...................................        500          11,995
 First Federal Bancshares of Arkansas, Inc.............        200           4,025
 First Indiana Corp....................................      1,600          37,400
 *First Investors Financial Services Group, Inc........        500           1,762
 First Keystone Financial, Inc.........................        100           1,355
 First Niagara Financial Group, Inc....................      2,800          38,850
 First Place Financial Corp............................      1,075          15,286
 *First Republic Bank..................................        900          23,832
 First Sentinel Bancorp, Inc...........................      2,400          26,940
 *#First Team Sports, Inc..............................        500             502
 Firstfed America Bancorp, Inc.........................      1,000          17,850
 *FirstFed Financial Corp..............................      1,800          53,550
 *Firstwave Technologies, Inc..........................        300             352
 *Fischer Imaging Corp.................................      1,000           6,150
 Flag Financial Corp...................................        800           5,344
 Flagstar Bancorp, Inc.................................      1,500          36,487
 *Flander Corp.........................................      2,800           6,314
 Fleetwood Enterprises, Inc............................      3,600          43,344
 Fleming Companies, Inc................................      4,000         127,080
 Flexsteel Industries, Inc.............................        600           7,098
 *Florsheim Group, Inc.................................      1,400           2,219
 Flushing Financial Corp...............................        600          14,151
 *FOCUS Enhancements, Inc..............................        174             238
 *Foodarama Supermarkets, Inc..........................        100           2,325
 *Forest Oil Corp......................................      1,800          61,200
 *Fortune Financial, Inc...............................        300               3
 *Foster (L.B.) Co. Class A............................      1,800           6,300
 Foster Wheeler Ltd....................................      6,100          76,738
 *#FPIC Insurance Group, Inc...........................        900           9,882
 *Franklin Covey Co....................................      3,400          23,936
 *Franklin Electronic Publishers, Inc..................        500           1,550
 Freds, Inc. Class A...................................      2,250          64,406
 Fremont General Corp..................................     10,200          61,200
 *Fresh Choice, Inc....................................        500           1,547
 *#Friede Goldman International........................      5,200           4,394
 *Friedman Billings Ramsey Group, Inc. Class A.........      1,600           9,760
 Friedman Industries, Inc..............................        636           2,019
 Friedmans, Inc. Class A...............................      2,000          21,360
 Frisch's Restaurants, Inc.............................        648           8,424
 *Frozen Food Express Industries, Inc..................      2,400           4,692
 *FTI Consulting, Inc..................................      1,000          19,100

                                                            SHARES           VALUE+
                                                            ------           ------
 GA Financial, Inc.....................................        200     $     3,120
 *Gadzooks, Inc........................................        800          10,400
 Gainsco, Inc..........................................      3,100           5,115
 *Galey & Lord, Inc....................................      1,300           2,847
 *GameTech International, Inc..........................      1,600          10,048
 Garan, Inc............................................        400          11,840
 *Garden Fresh Restaurant Corp.........................        700           6,289
 *#Gart Sports Co......................................        123           2,272
 *Gaylord Entertainment Co.............................      2,600          72,020
 *#GC Companies, Inc...................................        300             801
 *Gehl Co..............................................        500           8,557
 *General Binding Corp.................................      1,000           9,275
 General Cable Corp....................................      2,400          36,600
 *General Communications, Inc. Class A.................      5,000          49,925
 *Genicom Corp.........................................        700               3
 *Genlyte Group, Inc...................................      1,100          32,917
 *Genomica Corp........................................        700           3,178
 *#Gensym Corp.........................................        400             334
 *Gentiva Health Services..............................      1,925          37,422
 *Gerber Childrenswear, Inc............................      1,000           6,370
 Gerber Scientific, Inc................................      2,800          22,680
 *Giant Group, Ltd.....................................        400             220
 *Giant Industries, Inc................................      1,000          10,450
 *Gibraltar Packaging Group, Inc.......................        900           1,296
 Gibraltar Steel Corp..................................      1,500          28,320
 *G-III Apparel Group, Ltd.............................        600           5,409
 *Gish Biomedical, Inc.................................      1,000           1,230
 Glatfelter (P.H.) Co..................................      4,700          72,145
 *Glenayre Technologies, Inc...........................      7,600          10,450
 *Global Imaging Systems, Inc..........................      1,100          11,220
 *#GoAmerica, Inc......................................      4,500          11,407
 *Golden State Vintners, Inc...........................      1,000           8,405
 *Good Guys, Inc.......................................      2,200          10,153
 *Goodys Family Clothing...............................      3,200          12,992
 Gorman-Rupp Co........................................      1,000          27,150
 *GoTo.com, Inc........................................        200           4,466
 *Gottschalks, Inc.....................................      1,400           5,810
 *GP Strategies Corp...................................      1,500           6,630
 *Gradco Systems, Inc..................................        700             343
 Granite State Bankshares, Inc.........................        300           6,855
 *Graphic Packaging International Corp.................      2,800           8,372
 Gray Communications Systems, Inc......................      1,000          16,150
 Great American Financial Resources, Inc...............        400           6,800
 Great Atlantic & Pacific Tea Co., Inc.................      3,700          42,883
 Greenbrier Companies, Inc.............................      1,300          11,635
 *Griffon Corp.........................................      2,900          29,290
 *Group 1 Automotive, Inc..............................      1,900          48,450
 *GTSI Corp............................................      1,600           9,568
 Guaranty Federal Bancshares, Inc......................        100           1,121
 *Guilford Mills, Inc..................................      1,800           3,564
 *Gulf Island Fabrication, Inc.........................      1,500          24,562
 *Gulfmark Offshore, Inc...............................      1,000          38,990
 *Gundle/SLT Environmental, Inc........................      1,600           3,856
 *Gymboree Corp........................................      3,700          25,622
 Haggar Corp...........................................        600           7,140
 *Ha-Lo Industries, Inc................................      6,500           4,615
 *Hampton Industries, Inc..............................        484             169
 Hancock Fabrics, Inc..................................      2,100          19,194
 Hancock Holding Co....................................      1,000          37,825

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Handleman Co.........................................      2,700     $    32,805
 *Hanger Orthopedic Group, Inc.........................      2,000           3,280
 Harbor Florida Bancshares, Inc........................      2,800          46,354
 Hardinge Brothers, Inc................................      1,000          14,825
 Harleysville Group, Inc...............................      4,400         112,266
 *#Harry's Farmers Market, Inc. Class A................        500             260
 *Hartmarx Corp........................................      2,800           7,952
 *Harvey Entertainment Co..............................        400              70
 *Hastings Entertainment, Inc..........................      1,100           3,217
 *Hathaway Corp........................................        400           1,500
 *Hauser, Inc..........................................        275             172
 Haverty Furniture Co., Inc............................      3,400          43,180
 *Hawaiian Airlines, Inc...............................      3,200           9,888
 *Hawk Corp............................................      2,300          15,525
 *Hawker Pacific Aerospace.............................        300             988
 *Hawthorne Financial Corp.............................        700          12,117
 HCC Insurance Holdings, Inc...........................        900          22,311
 *Health Management Systems, Inc.......................      2,600           5,005
 *Health Risk Management, Inc..........................        800           3,780
 *Healthcare Recoveries, Inc...........................      1,000           4,515
 *Healthcare Services Group, Inc.......................      2,250          16,054
 *Healthcor Holdings...................................        500               4
 Heico Corp............................................      1,000          18,100
 Heico Corp. Class A...................................        100           1,758
 *Hexcel Corp..........................................      4,600          48,760
 HF Financial Corp.....................................        300           3,612
 *High Plains Corp.....................................      1,600           5,984
 *Highlands Insurance Group, Inc.......................      2,500          11,950
 *Hirsch International Corp. Class A...................      1,000           1,140
 *Hi-Tech Pharmacal, Inc...............................        200           1,496
 HMN Financial, Inc....................................        750          11,265
 *Hoenig Group, Inc....................................        500           5,322
 Holly Corp............................................        500          21,475
 *Hollywood Casino Corp. Class A.......................        800           6,880
 *Hollywood Entertainment Corp.........................      3,100          17,623
 *Hologic, Inc.........................................      2,000          11,070
 *Home Products International, Inc.....................      1,000           2,170
 *#Homebase, Inc.......................................      5,400          17,712
 Horizon Financial Corp................................      1,414          15,595
 *Horizon Health Corp..................................        500           4,425
 *Horizon Offshore, Inc................................      1,300          23,900
 *Horizon Organic Holding Corp.........................      1,000           6,495
 *Horizon Pharmacies, Inc..............................      1,000             650
 *Hovnanian Enterprises, Inc. Class A..................      2,020          34,320
 *Hub Group, Inc. Class A..............................      1,000          13,185
 Hudson River Bancorp, Inc.............................      2,000          39,400
 *Huffy Corp...........................................      1,800          18,216
 Hughes Supply, Inc....................................      2,450          47,505
 *Humana, Inc..........................................      1,800          17,190
 *Hunt (J.B.) Transport Services, Inc..................      4,400          88,154
 Hunt Corp.............................................      1,000           5,510
 *Huntco, Inc. Class A.................................        300             337
 *Hurco Companies, Inc.................................      1,000           3,395
 *Hutchinson Technology, Inc...........................      2,600          38,155
 *Hypercom Corp........................................      3,400          13,362
 *#iBasis, Inc.........................................        500           1,962
 Iberiabank Corp.......................................      1,100          30,772
 *Ico, Inc.............................................      2,200           5,478
 *IdeaMall, Inc........................................      1,000           1,695
 *IDT Corp.............................................      1,400          36,582
 *IEC Electronics Corp.................................      1,300           1,677

                                                            SHARES           VALUE+
                                                            ------           ------
 *IFR Systems, Inc.....................................      1,000     $     2,245
 *iGate Capital Corp...................................      3,100           5,967
 *IHOP Corp............................................      1,600          40,800
 Ikon Office Solutions, Inc............................     13,700         110,970
 *Imation Corp.........................................      2,300          50,209
 IMC Global, Inc.......................................      1,300          14,417
 IMCO Recycling, Inc...................................      2,500          17,625
 *Immucor, Inc.........................................      1,000           2,480
 *Imperial Credit Industries, Inc......................      5,000           6,075
 *Imperial Sugar Co....................................      2,100             266
 Independent Bank East.................................        441          11,362
 *Industrial Distribution Group, Inc...................        500           1,075
 *Industrial Holdings, Inc.............................      1,000           2,025
 *Infonautics Corp. Class A............................        500             395
 *Information Resources, Inc...........................      3,200          29,264
 Ingles Market, Inc. Class A...........................        900           9,166
 *Innotrac Corp........................................      1,200           7,884
 *Innovative Clinical Solutions, Ltd...................         52              21
 *Innovex, Inc.........................................      2,000           7,650
 *Inprimis, Inc........................................      1,000             305
 *Input/Output, Inc....................................      5,600          66,640
 *Insignia Financial Group, Inc........................      2,900          34,800
 *Inspire Insurance Solutions, Inc.....................      2,100           1,522
 Insteel Industries, Inc...............................        700           1,015
 *Insurance Auto Auctions, Inc.........................      2,000          27,110
 *InsWeb Corp..........................................      2,000           1,790
 *#INT Media Group, Inc................................        500           1,510
 *#Integra, Inc........................................      1,200             858
 *Integrated Electrical Services, Inc..................      4,600          41,354
 *Integrated Information Systems, Inc..................      1,000             985
 *Integrated Measurement System, Inc...................      1,000          18,810
 *Integrated Telecom Express, Inc......................        100             254
 *#Intelligent Systems Corp............................        500           2,182
 *Intelligroup, Inc....................................      1,700           1,972
 *Inter Parfums, Inc...................................        750           9,251
 Interface, Inc. Class A...............................      5,200          31,980
 *Intergraph Corp......................................      4,700          70,406
 *Interlinq Software Corp..............................      1,000           2,025
 *Intermagnetics General Corp..........................        650          20,995
 Intermet Corp.........................................      2,500          11,900
 *Internap Network Services Corp.......................      7,000          19,285
 International Aluminum Corp...........................        500          10,570
 *#International FiberCom, Inc.........................      1,200           4,476
 International Multifoods Corp.........................      2,800          53,900
 *International Remote Imaging Systems, Inc............        100             180
 International Shipholding Corp........................        400           3,340
 *International Speciality Products, Inc...............      9,300          90,303
 *International Total Services, Inc....................        400             108
 *Internet Commerce Corp...............................        400           1,030
 Interpool, Inc........................................     13,950         189,022
 *Interstate National Dealers Services, Inc............      1,000           5,170
 *Intevac, Inc.........................................      1,000           5,445
 *Invision Technologies, Inc...........................      1,200           4,140
 *Ionics, Inc..........................................      1,100          29,810
 *Isco, Inc............................................        200           1,720
 *I-Sector Corporation.................................        100             100
 *#Isolyser Co., Inc...................................      4,100           6,375
 *IT Group, Inc .......................................      3,400          21,182
 *ITLA Capital Corp....................................      1,000          16,955

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Itron, Inc..........................................      2,000     $    22,610
 *#ITXC Corp...........................................      1,200           4,662
 *IVI Checkmate Corp...................................      2,400           7,692
 *Iwerks Entertainment, Inc............................        542             228
 *J & J Snack Foods Corp...............................      1,800          41,994
 *J Net Enterprises, Inc...............................        900           3,960
 *J. Alexander's Corp..................................        300             720
 *J. Jill Group, Inc...................................      1,000          17,305
 *Jaclyn, Inc..........................................        200             540
 *Jaco Electronics, Inc................................        550           3,842
 *Jacobson Stores, Inc.................................        500           1,800
 *JLM Industries, Inc..................................      1,000           2,275
 *Johnson Outdoors, Inc................................      1,500          11,197
 *JPM Co...............................................      1,000             215
 *JPS Industries, Inc..................................      1,000           5,325
 *Jupiter Media Metrix, Inc............................        600             903
 K Swiss, Inc. Class A.................................        600          14,493
 *K2, Inc..............................................      2,700          27,810
 *Kaiser Aluminum Corp.................................      8,000          33,200
 *Kaiser Ventures, Inc.................................      1,600          20,416
 Kaman Corp. Class A...................................      2,800          47,740
 *Kasper A.S.L., Ltd...................................      1,000             150
 *#Katy Industries, Inc................................        800           4,240
 *#KCS Energy, Inc.....................................      3,100          26,164
 *#Kellstrom Industries, Inc...........................      1,200           1,992
 Kellwood Co...........................................      2,900          68,179
 *Kendle International, Inc............................      1,100          20,636
 *Kevco, Inc...........................................      1,000              25
 *Key Energy Group, Inc................................      4,700          64,390
 *Key Production Co., Inc..............................        800          14,800
 *Key Technology, Inc..................................        500           2,895
 *Key Tronic Corp......................................      1,000           1,830
 *Keystone Automotive Industries, Inc..................      2,000          20,200
 *Keystone Consolidated Industries, Inc................        598           1,017
 *kforce.com, Inc......................................      1,585          10,326
 Kimball International, Inc. Class B...................        200           2,901
 *Kimmins Corp.........................................        300             171
 *Kinark Corp..........................................        100             130
 Klamath First Bancorp, Inc............................      1,300          18,668
 Knape & Vogt Manufacturing Co.........................        550           7,111
 *#Komag, Inc..........................................     12,974           9,147
 *Koss Corp............................................      1,000          35,275
 *Kroll-O'Gara Co......................................      2,300          16,732
 *Kushner-Locke Co.....................................      1,700             200
 *KVH Industries, Inc..................................        500           3,797
 *LabOne, Inc..........................................      1,450          10,940
 *#Laclede Steel Co....................................        200               0
 *LaCrosse Footwear, Inc...............................        900           2,520
 *Ladish Co., Inc......................................      1,500          20,160
 *Lakes Gaming, Inc....................................      1,825          17,502
 *Lamson & Sessions Co.................................      1,500          15,720
 *Lancer Corp..........................................      1,300           8,255
 *Landair Corp.........................................        300           1,636
 Landamerica Financial Group, Inc......................      1,800          51,390
 Landrys Seafood Restaurants, Inc......................      3,800          57,000
 *Launch Media, Inc....................................        800             624
 *Layne Christensen Co.................................      1,500          12,487
 *Lazare Kaplan International, Inc.....................      1,000           5,650
 *Leapnet, Inc.........................................      1,302             384
 *Lechters, Inc........................................      2,200             231

                                                            SHARES           VALUE+
                                                            ------           ------
 Lennox International, Inc.............................      5,505     $    50,371
 Lesco, Inc............................................        500           6,058
 Liberty Corp..........................................      1,700          64,175
 *Life Financial Corp..................................      1,000             680
 *LifeMinders, Inc.....................................        600             822
 Lifetime Hoan Corp....................................      1,100           7,975
 Lillian Vernon Corp...................................        800           5,880
 *LMI Aerospace, Inc...................................        300           1,484
 LNR Property Corp.....................................      2,300          71,530
 *#Lodgian, Inc........................................      2,700           2,160
 *Loews Cineplex Entertainment Corp....................      5,900             826
 *#Logic Devices, Inc..................................      1,100           1,590
 Lone Star Steakhouse Saloon...........................      5,300          68,768
 Longs Drug Stores Corp................................        600          14,400
 Longview Fibre Co.....................................      4,200          55,650
 Louisiana-Pacific Corp................................      1,100          12,925
 *#LTV Corp............................................     11,800             749
 Luby's Cafeterias, Inc................................      2,200          18,744
 Lufkin Industries, Inc................................        600          17,991
 *Lydall, Inc..........................................      2,000          28,400
 *M.H. Meyerson & Co., Inc.............................        600           1,119
 *Mac-Gray Corp........................................      1,700           6,290
 *Magellan Health Services, Inc........................      3,700          44,696
 *Magnetek, Inc........................................      3,500          43,225
 *Magnum Hunter Resources, Inc.........................      1,300          12,337
 *MAII Holdings, Inc...................................        400           1,076
 *Mail-Well, Inc.......................................      4,800          25,920
 *Main Street & Main, Inc..............................      1,000           3,885
 Main Street Bancorp, Inc..............................      1,000          10,000
 *Manchester Technologies, Inc.........................      1,000           2,460
 *Mandalay Resort Group................................      1,000          25,290
 Marcus Corp...........................................      1,500          21,450
 Marine Products Corp..................................      1,440           6,336
 *#Mariner Post-Acute Network, Inc.....................      2,400             288
 *#Marisa Christina, Inc...............................        600             936
 Maritrans, Inc........................................      1,000           9,940
 *MarkWest Hydrocarbon, Inc............................        300           2,190
 *Marlton Technologies, Inc............................        200              95
 Marsh Supermarkets, Inc. Class A......................        300           4,398
 Marsh Supermarkets, Inc. Class B......................        400           5,028
 *Material Sciences Corp...............................      1,800          14,490
 *Matlack Systems, Inc.................................      1,200             330
 *Matria Healthcare, Inc...............................        600           9,465
 *Matrix Service Co....................................      1,800          13,086
 *Mattson Technology, Inc..............................        365           6,386
 *Maxco, Inc...........................................        700           4,463
 *Maxicare Health Plans, Inc...........................        300             375
 *Maxwell Shoe Company, Inc............................      1,400          22,610
 *Maxwell Technologies, Inc............................      1,000          20,980
 *Maxxam, Inc..........................................      1,000          20,800
 *Mayor's Jewelers, Inc................................      3,400          12,818
 *Mazel Stores, Inc....................................      1,000           3,200
 *MB Financial, Inc....................................        300           6,644
 McGrath Rent Corp.....................................        500          13,748
 *MCK Communications, Inc..............................      1,400           2,919
 *McNaughton Apparel Group, Inc........................        800          17,996
 MDC Holdings, Inc.....................................      2,640          83,239
 Meadowbrook Insurance Group, Inc......................      1,500           6,135
 Medford Bancorp, Inc..................................        600          11,331
 *#Media 100, Inc......................................      1,000           2,135
 *#Media Arts Group, Inc...............................      1,500           4,845

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Medialink Worldwide, Inc.............................        500     $     1,763
 *Medical Assurance, Inc...............................      2,925          45,338
 *Medical Resources, Inc...............................        600               4
 *Medicore, Inc........................................        500             648
 *Medstone International, Inc..........................        300           1,476
 *Mercury Air Group, Inc...............................        400           2,796
 Meridian Insurance Group, Inc.........................        726          21,791
 *MeriStar Hotels & Resorts, Inc.......................      2,800           5,740
 Metals USA, Inc.......................................      4,600          10,166
 *Metatec Corp. Class A................................      1,100           1,155
 *Metromedia International Group, Inc..................      6,600          18,810
 MI Schottenstein Homes, Inc...........................        800          31,360
 *Michael Anthony Jewelers, Inc........................        500             875
 *Micro Linear Corp....................................      1,100           2,646
 *#Microage, Inc.......................................      2,200              17
 *Microcide Pharmaceuticals, Inc.......................        400           1,682
 *Micron Electronics, Inc..............................      1,600           2,800
 *Microtest, Inc.......................................      1,000           3,715
 Mid America Banccorp..................................        952          22,848
 Middleby Corp.........................................        500           3,025
 *Midway Airlines Corp.................................        500           1,723
 Midwest Grain Products, Inc...........................        600           5,478
 Milacron, Inc.........................................      1,700          28,390
 Millennium Chemicals, Inc.............................      5,000          80,000
 *Miller Industries, Inc...............................      7,000           6,160
 *Miltope Group, Inc...................................        500             840
 *MIM Corp.............................................        900           4,775
 Mine Safety Appliances Co.............................      1,500          43,875
 Minntech Corp.........................................      1,000           9,775
 Mississippi Chemical Corp.............................      3,900          13,338
 *Mitcham Industries, Inc..............................      1,000           6,960
 *Modis Professional Services, Inc.....................     10,600          60,526
 *Modtech Holdings, Inc................................      1,000          10,775
 *Monarch Casino and Resort, Inc.......................        500           2,625
 *Monarch Dental Corp..................................        500             195
 *Monro Muffler Brake, Inc.............................        630           8,332
 Mony Group, Inc.......................................        109           4,006
 *Moog, Inc. Class A...................................        500          18,250
 *Moore Medical Corp...................................        100             825
 *Mother's Work, Inc...................................        200           1,580
 *Motor Car Parts & Accessories, Inc...................        200             265
 Movado Group, Inc.....................................        937          16,683
 *Movie Gallery, Inc...................................      2,100          30,345
 *#Mpower Communications Corp..........................        400             712
 *MRV Communications, Inc..............................        100             971
 *MS Carriers, Inc.....................................      2,100          62,034
 MTS Systems Corp......................................      2,100          25,400
 *N & F Worldwide Corp.................................      1,500           5,625
 *NABI, Inc............................................        100             625
 Nacco Industries, Inc. Class A........................        800          58,480
 *Napco Security Systems, Inc..........................        500           2,410
 Nash Finch Co.........................................      1,400          32,305
 *Nashua Corp..........................................        500           3,350
 *Nastech Pharmaceutical Co., Inc......................      1,000           7,750
 *Nathans Famous, Inc..................................      1,400           4,620
 National City Bancorp.................................        798          23,353
 *National Equipment Services, Inc.....................      2,500           6,588
 *National Home Centers, Inc...........................        500             513
 *National Home Health Care Corp.......................        216           1,367
 National Presto Industries, Inc.......................        800          22,000
 *National Research Corp...............................        300           1,239

                                                            SHARES           VALUE+
                                                            ------           ------
 *National RV Holdings, Inc............................      1,300     $    13,910
 National Steel Corp. Class B..........................      2,800           4,620
 National Technical Systems, Inc.......................      1,100           2,310
 *National Techteam, Inc...............................      1,200           3,492
 *NationsRent, Inc.....................................      5,600           3,192
 *Natrol, Inc..........................................      1,000           2,055
 *Natural Alternatives International, Inc..............        200             530
 *Natural Wonders, Inc.................................        700             503
 *Navidec, Inc.........................................        700           1,726
 *Navigators Group, Inc................................      1,100          18,810
 *Navistar International Corp..........................      1,000          29,090
 NBT Bancorp...........................................      1,187          18,315
 NCH Corp..............................................        200          10,806
 *NCI Building Systems, Inc............................      1,900          25,745
 *#NCS Healthcare, Inc.................................      1,600             384
 Nelson (Thomas), Inc..................................      1,300           9,165
 *Netro Corp...........................................        400           1,806
 *Network Equipment Technologies, Inc..................      3,200          12,160
 *#Netzee, Inc.........................................         62             270
 *New Brunswick Scientific Co., Inc....................        504           2,192
 *#New Century Financial Corp..........................      1,400          13,552
 *#New Day Runner, Inc.................................        200              55
 *New Horizons Worldwide, Inc..........................        750          13,781
 New York Community Bancorp Inc........................        760          25,107
 Newmark Homes Corp....................................      1,000          14,490
 Newmil Bancorp, Inc...................................        200           2,281
 *Nexell Therapeutics, Inc.............................          9              19
 *NEXIQ Technologies, Inc..............................      1,000           2,225
 *Nexthealth, Inc......................................        700           3,616
 *Niagara Corp.........................................      1,200           2,400
 *NMT Medical, Inc.....................................      1,200           2,640
 *Nobel Learning Communities, Inc......................        200           1,742
 *Norstan, Inc.........................................      1,600           4,048
 *Nortek, Inc..........................................      1,000          29,000
 *#Northland Cranberries, Inc. Class A.................      3,000           3,630
 Northwest Bancorp, Inc................................      2,400          22,488
 *Northwest Pipe Co....................................        500           7,428
 *#Novamed Eyecare, Inc................................      2,400           6,504
 *Novametrix Medical Systems, Inc......................      1,000           5,100
 *Novell, Inc..........................................      1,000           4,525
 *NS Group, Inc........................................      2,200          34,056
 *#NuCo2, Inc..........................................      1,000          13,440
 *Nuevo Energy Co......................................      1,400          28,140
 NUI Corp..............................................         57           1,227
 *Nutraceutical International Corp.....................      1,000           3,020
 *#Nx Networks, Inc....................................      2,400           2,280
 Nymagic, Inc..........................................      1,000          22,270
 *O.I. Corp............................................        400           1,350
 *Oakwood Homes Corp...................................      7,500          15,750
 *Oceaneering International, Inc.......................        500          11,750
 OceanFirst Financial Corp.............................      1,600          38,192
 *O'Charleys, Inc......................................        500           8,728
 *Ocwen Financial Corp.................................      6,600          61,380
 *Officemax, Inc.......................................     12,800          45,440
 *Offshore Logistics, Inc..............................      2,800          59,038
 Oglebay Norton Co.....................................        400          11,956
 Ohio Casualty Corp....................................      6,500          56,583
 Oil-Dri Corp. of America..............................        100             815
 *Old Dominion Freight Lines, Inc......................      1,000          10,875
 *Olympic Steel, Inc...................................      1,700           6,826

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Omega Protein Corp...................................      2,500     $     5,125
 *Omega Worldwide, Inc.................................      1,100           2,899
 Omnova Solutions, Inc.................................        200           1,090
 *Omtool, Ltd..........................................        500             473
 *One Price Clothing Stores, Inc.......................      1,900           1,653
 *Ontrack Data International, Inc......................      1,000           5,935
 *Onyx Acceptance Corp.................................        700           3,343
 *Opinion Research Corp................................        200           1,430
 *Opta Food Ingredients, Inc...........................      1,300           1,983
 *Opti, Inc............................................      1,200           4,338
 *Orbital Sciences Corp................................      4,100          16,318
 Oregon Steel Mills, Inc...............................      3,900          28,119
 *Oroamerica, Inc......................................        700           9,426
 *Orthologic Corp......................................      2,000           6,150
 *#Oshman's Sporting Goods, Inc........................        500           8,475
 *OSI Systems, Inc.....................................      1,200           4,830
 *Osmonics, Inc........................................      1,400          15,736
 *Osteotech, Inc.......................................      1,300           6,110
 *Ostex International, Inc.............................      2,000           3,290
 *Outlook Group Corp...................................        400           2,050
 *Outsource International, Inc.........................        300              80
 *Overland Data........................................      1,000           5,695
 Overseas Shipholding Group, Inc.......................      5,900         206,441
 *Owens-Illinois, Inc..................................      5,400          38,124
 Owosso Corp...........................................        200             228
 Oxford Industries, Inc................................        700          15,155
 *Pacificare Health Systems, Inc.......................      2,500          44,250
 *Pancho's Mexican Buffet, Inc.........................        133             562
 *Panera Bread Co......................................        600          22,029
 *Par Technology Corp..................................      1,000           3,200
 *Paragon Trade Brands, Inc............................          8             144
 *Paragon Trade Brands, Inc............................        500               0
 Park Electrochemical Corp.............................      1,650          35,756
 *Parker Drilling Co...................................      8,700          55,506
 *Park-Ohio Holdings Corp..............................      1,700           8,364
 *Parlex Corp..........................................      1,000          12,425
 *Parlux Fragrances, Inc...............................      2,400           5,736
 Patina Oil & Gas Corp.................................        800          24,160
 Patrick Industries, Inc...............................      1,000           8,750
 *Paula Financial, Inc.................................        300             561
 *Paxar Corp...........................................      4,200          50,400
 *Payless Cashways, Inc................................         34              33
 *PCD, Inc.............................................        600           2,955
 *PC-Tel, Inc..........................................      1,600          15,992
 *Pediatric Services of America, Inc...................      1,000           4,870
 *Pediatrix Medical Group, Inc.........................      1,500          40,965
 *Peerless Systems Corp................................        700           1,138
 Penford Corp..........................................        400           5,082
 *#Penn Traffic Company................................          2              12
 *#Penn Treaty American Corp...........................        600           2,520
 Penn Virginia Corp....................................        400          14,768
 Penn-America Group, Inc...............................        500           5,028
 Pennfed Financial Services, Inc.......................      1,000          22,515
 *Pentacon, Inc........................................      1,100             990
 Pep Boys - Manny, Moe & Jack..........................      8,100          71,280
 *Perceptron, Inc......................................      1,200           1,764
 *Perini Corp..........................................        400           3,460
 *Perrigo Co...........................................      1,500          20,903
 *Perry Ellis International, Inc.......................      1,000           8,350
 *Personnel Group of America, Inc......................      4,300           7,568
 *Petrocorp, Inc.......................................      1,700          17,833

                                                            SHARES           VALUE+
                                                            ------           ------
 *Petroleum Development Corp...........................      1,900     $    15,257
 *PetSmart, Inc........................................      9,300          49,802
 PFF Bancorp, Inc......................................      1,300          28,269
 *Pharmchem Laboratories, Inc..........................        500           1,780
 *Phar-Mor, Inc........................................      2,100           1,638
 *Philadelphia Consolidated Holding Corp...............      1,200          37,974
 Phillips-Van Heusen Corp..............................      4,100          63,550
 *Piccadilly Cafeterias, Inc...........................        900           1,548
 *Pico Holdings, Inc...................................      1,780          23,505
 *Picturetel Corp......................................      3,800          20,368
 *Pierre Foods, Inc....................................      1,000           1,330
 Pilgrim Pride Corp....................................      2,700          32,400
 *#Pillowtex Corp......................................      1,100             121
 Pinnacle Bancshares, Inc..............................        200           1,576
 *Pinnacle Entertainment, Inc..........................      2,000          18,420
 Pioneer Standard Electronics, Inc.....................      2,300          26,002
 Pitt-Des Moines, Inc..................................      1,000          34,500
 Pittston Brink's Group................................      4,551         106,949
 *Planar Systems, Inc..................................      1,800          40,221
 *PlanVista Corp.......................................      1,600          13,120
 *#Play By Play Toys and Novelties, Inc................      1,000             153
 *Pluma, Inc...........................................        200               3
 PMR Corp..............................................      1,100           1,678
 Pocahontas Bancorp, Inc...............................      1,100           8,129
 Polaroid Corp.........................................      2,200          10,516
 Polymer Group, Inc....................................      3,100           9,300
 Polyone Corp..........................................      5,100          46,206
 *Pomeroy Computer Resource, Inc.......................      1,000          15,250
 Pope & Talbot, Inc....................................      1,100          15,620
 Potlatch Corp.........................................      1,300          44,694
 *PPT Vision, Inc......................................        300             650
 Presidential Life Corp................................      2,900          51,084
 *#Previo, Inc.........................................      1,025           3,972
 *Pricesmart, Inc......................................        450          19,294
 *Prime Hospitality Corp...............................      5,400          62,100
 *Prime Medical Services, Inc..........................      1,500           7,980
 Primesource Corp......................................        500           2,033
 *Professionals Group, Inc.............................        900          24,408
 *Profit Recovery Group International, Inc.............      3,800          37,943
 *Programmers Paradise, Inc............................        400           1,350
 *Protection One, Inc..................................     13,300          17,955
 *Provant, Inc.........................................      2,700           6,764
 *PSS World Medical, Inc...............................      6,900          35,432
 *PTEK Holdings, Inc...................................      5,600          14,224
 *Pure Resources, Inc..................................        662          16,226
 *Pure World, Inc......................................        520             608
 *#Pyramid Breweries, Inc..............................        300             803
 *Quad Systems Corp....................................      1,200               4
 Quaker Chemical Corp..................................        500          10,115
 *Quaker City Bancorp, Inc.............................        625          18,353
 *Quaker Fabric Corp...................................      2,350          26,038
 *Quality Dining, Inc..................................      1,400           2,975
 *Quality Systems, Inc.................................      1,000          14,205
 Quanex Corp...........................................      1,600          35,760
 *#Quigley Corp........................................      1,000           1,365
 *R & B, Inc...........................................      1,100           3,768
 *Racing Champions Corp................................      2,000           6,550
 *Rag Shops, Inc.......................................        210             562
 *#Railamerica, Inc....................................      1,766          23,188

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *RailWorks Corp.......................................      1,000     $     4,460
 *Ramsay Youth Services, Inc...........................        133             345
 *Range Resources Corp.................................      4,000          24,000
 *Rare Hospitality International, Inc..................        800          18,612
 Raven Industries, Inc.................................      1,000          24,995
 *#Ravisent Technologies, Inc..........................      1,700           3,409
 *Raytel Medical Corp..................................        333             677
 *RCM Technologies, Inc................................      1,500           7,163
 *RDO Equipment Co. Class A............................      1,200           3,936
 *Reading Entertainment, Inc...........................        400             758
 *Recoton Corp.........................................        800          14,692
 *#Redhook Ale Brewery, Inc............................      1,000           2,065
 Redwood Empire Bancorp................................        200           6,249
 *Refac................................................        300             677
 Regal Beloit Corp.....................................      1,300          26,260
 *Reliability, Inc.....................................        500           1,813
 *Relm Wireless Corp...................................        400             372
 *Remec, Inc...........................................      1,600          13,136
 *Remington Oil & Gas Corp.............................      2,700          44,550
 *Renaissance Worldwide, Inc...........................      5,400           2,295
 *Rentrak Corp.........................................        100             347
 *Rent-Way, Inc........................................      3,100          22,010
 *#Reptron Electronics, Inc............................      1,000           5,895
 *Republic Bankshares, Inc.............................      1,000          16,425
 *Republic First Bancorp, Inc..........................        300           1,695
 *ResortQuest International, Inc.......................      2,800          34,272
 Resource America, Inc.................................      3,500          47,880
 Resource Bancshares Mortgage Group, Inc...............      3,030          21,755
 *Rex Stores Corp......................................      1,000          22,500
 *RF Monolithics, Inc..................................      1,000           4,745
 Richardson Electronics, Ltd...........................      1,600          19,992
 *Riddell Sports, Inc..................................      1,700           2,465
 Riggs National Corp...................................      4,200          67,011
 *Right Management Consultants, Inc....................        450           8,663
 *Rightchoice Managed Care, Inc........................        300          11,700
 Riverview Bancorp, Inc................................        300           2,985
 *Riviera Tool Co......................................        300             504
 RLI Corp..............................................      1,750          72,240
 *RMH Teleservices, Inc................................        200           1,680
 *Roadhouse Grill, Inc.................................      1,000           1,670
 Roanoke Electric Steel Corp...........................      1,800          27,936
 Robbins & Myers, Inc..................................      1,000          24,850
 *#Robotic Vision Systems, Inc.........................      3,400           5,287
 *Rochester Medical Corp...............................        200           1,230
 *Rock of Ages Co......................................        500           2,938
 *#Rockshox, Inc.......................................      1,500             855
 Rock-Tenn Co. Class A.................................      2,400          26,160
 *Rocky Shoes & Boots, Inc.............................        100             467
 *Rofin-Sinar Technologies, Inc........................      1,000          11,790
 *Rogue Wave Software, Inc.............................        500           2,135
 *Rottlund, Inc........................................        500           2,475
 Rouge Industries, Inc. Class A........................      2,200           4,598
 *Royal Appliance Manufacturing Co.....................      1,000           4,950
 RPC, Inc..............................................      2,400          34,560
 *RTI International Metals, Inc........................      2,500          36,050
 *RTW, Inc.............................................      1,000           1,505
 *Rural/Metro Corp.....................................      1,300           1,294
 *Rush Enterprises, Inc................................        500           2,528
 Russ Berrie & Co., Inc................................      1,500          40,125
 Russell Corp..........................................      3,100          55,645

                                                            SHARES           VALUE+
                                                            ------           ------
 *Ryans Family Steak Houses, Inc.......................      4,500     $    55,688
 Ryder System, Inc.....................................      1,000          21,940
 Ryerson Tull, Inc.....................................      2,529          33,130
 Ryland Group, Inc.....................................      1,800          81,540
 *S&K Famous Brands, Inc...............................        400           3,368
 *S1 Corporation.......................................      3,600          40,482
 *Safeguard Scientifics, Inc...........................      2,500          15,225
 *SAGA Systems, Inc. Escrow Shares.....................      1,000               0
 *Sage, Inc............................................        800           9,020
 *Sames Corp...........................................        300              90
 *San Filippo (John B.) & Son, Inc.....................        800           4,100
 Sanderson Farms, Inc..................................      1,300          17,511
 *Sands Regent Casino Hotel............................        400           1,060
 *Saucony, Inc. Class B................................        300           1,829
 *ScanSoft, Inc........................................        336             420
 *Scheid Vineyards, Inc................................        200             660
 *Schein (Henry), Inc..................................        300          11,345
 *Schlotzskys, Inc.....................................      1,000           5,160
 Schnitzer Steel Industries, Inc. Class A..............      1,000          14,050
 *#Schuff Steel Company................................      1,200           7,380
 *Schuler Homes, Inc...................................      1,800          25,515
 Schulman (A.), Inc....................................      3,100          39,479
 Schweitzer-Maudoit International, Inc.................      2,700          56,430
 SCPIE Holdings, Inc...................................      1,100          20,900
 Seaboard Corp.........................................        200          38,600
 *Seacor Smit, Inc.....................................      1,500          71,550
 *Secom General Corp...................................         80             185
 *SED International Holdings, Inc......................      1,000           1,130
 *SEEC, Inc............................................      1,000           2,805
 *Seitel, Inc..........................................      3,000          52,500
 Selas Corp. of America................................        500           1,760
 Selective Insurance Group, Inc........................      3,100          77,516
 *Semitool, Inc........................................        300           3,477
 *SEMX Corp............................................      1,000           4,475
 *Sequa Corp. Class A..................................        200          10,008
 *SeraCare, Inc........................................        700           4,550
 *Service Corp. International..........................     19,500         137,670
 *#Service Merchandise Co., Inc........................      8,800             286
 *#Sheldahl, Inc.......................................      1,000           1,750
 *Shells Seafood Restaurants, Inc......................        300             242
 *Shiloh Industries, Inc...............................      1,100           5,830
 *Shoe Carnival, Inc...................................      1,800          21,393
 *Sholodge, Inc........................................        600           3,210
 *Shopko Stores, Inc...................................      4,000          30,000
 *Sierra Health Services, Inc..........................      3,600          21,780
 Sifco Industries, Inc.................................        400           2,160
 *Sight Resource Corp..................................      1,700             612
 *Signature Eyewear, Inc...............................        200              90
 *Silicon Graphics, Inc................................     12,400          26,164
 *Silver Stream Software, Inc..........................        400           2,646
 *Silverleaf Resorts, Inc..............................      1,500             870
 Simmons First National Corp. Class A..................        200           6,869
 *Simon Transportation Services, Inc...................      1,000           4,925
 *Simon Worldwide, Inc.................................      2,400           6,348
 *#Simula, Inc.........................................        500           1,550
 *Sinclair Broadcast Group, Inc. Class A...............      2,700          24,206
 *Sipex Corp...........................................        800           8,728
 *Sitel Corp...........................................      1,200           2,724
 *Sizzler International, Inc...........................      2,400           3,240

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Skyline Corp..........................................        900     $    21,870
 SLI, Inc..............................................      3,900          27,690
 *Smart & Final Food, Inc..............................      2,000          22,000
 *#SmartDisk Corp......................................        700           1,848
 *SMC Corp.............................................        200             730
 Smith (A.O.) Corp.....................................      2,200          37,070
 Smith (A.O.) Corp. Convertible Class A................        300           5,190
 *Smithway Motor Express Corp. Class A.................        600           1,485
 *#Software Spectrum, Inc..............................      1,000          12,135
 *Sola International, Inc..............................      3,200          45,280
 *Sonic Automotive, Inc................................      2,900          38,570
 *SONICblue, Inc.......................................      5,900          21,447
 *SOS Staffing Services, Inc...........................      1,000           1,425
 South Financial Group, Inc............................      2,400          38,832
 South Jersey Industries, Inc..........................      1,000          30,400
 *Southern Energy Homes, Inc...........................      1,200           3,054
 *Southwall Technologies, Inc..........................        700           1,866
 *Southwestern Energy Co...............................      3,700          56,795
 *#Spacehab, Inc.......................................        900           2,133
 *Spacelabs Medical, Inc...............................      1,000          10,775
 *Spanish Broadcasting System, Inc.....................      3,800          24,529
 Spartan Motors, Inc...................................      1,000           3,430
 *Sparton Corp.........................................        500           3,250
 *Special Metals Corp..................................      2,000           6,350
 *Spectrasite Holdings, Inc............................      4,100          30,033
 *SpeedFam-IPEC, Inc...................................      3,800          17,309
 *Speizman Industries, Inc.............................        300             396
 *Spherion Corporation.................................      6,400          46,400
 *Sphinx International, Inc............................        300             360
 Spiegel, Inc. Class A Non-Voting......................      1,200           9,138
 *Sport Chalet, Inc....................................        600           5,220
 *Sport Supply Group, Inc..............................        300             432
 *Sports Authority, Inc................................      3,100           9,207
 *Sports Club Co., Inc.................................      1,900           6,033
 *SportsLine USA, Inc..................................        900           2,498
 *Sportsman's Guide, Inc...............................      1,000           2,060
 Springs Industries, Inc. Class A......................      1,000          45,200
 *SS&C Technologies, Inc...............................      1,600           7,888
 St. Francis Capital Corp..............................      1,000          21,735
 *Staar Surgical Co....................................      2,100           7,203
 Staff Leasing, Inc....................................        500           1,853
 *#Stage Stores, Inc...................................      2,400              35
 Standard Commercial Corp..............................      1,956          35,012
 *Standard Management Corp.............................        700           3,903
 *Standard Microsystems Corp...........................      1,600          19,320
 Standard Motor Products, Inc. Class A.................      1,200          16,200
 Standard Pacific Corp.................................      4,600          84,870
 Standard Register Co..................................      2,300          37,950
 *Stanley Furniture, Inc...............................        400          13,378
 *#STAR Telecommunications, Inc........................      5,900             124
 Starrett (L.S.) Co. Class A...........................        200           4,430
 State Auto Financial Corp.............................      7,200         109,656
 State Financial Services Corp. Class A................        800           9,932
 Staten Island Bancorp, Inc............................      4,200         111,930
 Steel Technologies, Inc...............................      1,500           9,938
 Stepan Co.............................................        500          11,950
 Stephan Co............................................        200             600

                                                            SHARES           VALUE+
                                                            ------           ------
 Sterling Bancorp......................................        577     $    17,068
 *Sterling Financial Corp..............................      1,760          26,532
 Stewart & Stevenson Services, Inc.....................      4,200         122,241
 Stewart Enterprises, Inc..............................     20,000         152,100
 *Stewart Information Services Corp....................      1,300          22,295
 Stifel Financial Corp.................................        551           7,191
 *Stockwalk.com Group, Inc.............................        230             361
 *Stone & Webster, Inc.................................      2,000           2,720
 *Stoneridge, Inc......................................      1,800          16,380
 *Stratasys, Inc.......................................        300           1,028
 *#Strategic Distribution, Inc.........................        200           1,655
 *Stratus Properties, Inc..............................        650           7,524
 Stride Rite Corp......................................      4,800          38,880
 *Strouds, Inc.........................................      1,100              30
 *Suburban Lodges of America, Inc......................      2,200          16,665
 *Successories, Inc....................................        200             340
 *#Sunbeam Corp........................................      3,700             245
 *#Sunrise Assisted Living, Inc........................      2,300          54,752
 Superior Surgical Manufacturing Co., Inc..............        800           7,440
 *Superior Telecom, Inc................................      2,500           7,750
 *Suprema Specialties, Inc.............................      1,200          13,488
 Susquehanna Bancshares, Inc...........................        100           1,676
 *Swiss Army Brands, Inc...............................      1,700          11,475
 *Sylvan Learning Systems, Inc.........................      3,100          57,366
 *Sylvan, Inc..........................................        400           5,064
 *Symmetricom, Inc.....................................      1,450          21,757
 *Syms Corp............................................      1,500          10,125
 Synalloy Corp.........................................      1,000           7,375
 *Synaptic Pharmaceutical Corp.........................      1,000           5,850
 *Synbiotics Corp......................................        600             240
 *Systemax, Inc........................................      3,300           9,405
 Tab Products Co.......................................        400           1,452
 *Tandy Brand Accessories, Inc.........................        500           2,975
 *#Tandy Crafts, Inc...................................      1,000              28
 Tasty Baking Co.......................................        100           1,653
 *TBA Entertainment Corp...............................        500           1,955
 *TBC Corp.............................................      2,600          21,554
 *#TCSI Corp...........................................      3,800           4,275
 *Team, Inc............................................      1,100           3,355
 Technology Research Corp..............................        300             500
 Tecumseh Products Co. Class A.........................      1,000          52,065
 Tecumseh Products Co. Class B.........................        100           4,705
 *Tegal Corp...........................................      1,200           3,336
 Tenneco Automotive, Inc...............................      3,500          11,095
 *#Terayon Communication Systems, Inc..................      1,200           7,008
 *Terex Corp...........................................      2,800          61,572
 *Terra Industries, Inc................................     11,300          50,285
 *Tesoro Petroleum Corp................................      4,900          76,195
 *Tetra Technologies, Inc..............................      1,800          50,400
 Texas Industries, Inc.................................      2,000          65,500
 *#TFC Enterprises, Inc................................      1,200           2,130
 *TheStreet.com, Inc...................................      1,900           3,363
 Thomas & Betts Corp...................................      1,000          20,890
 Thomas Industries, Inc................................        450          12,263
 *Thomaston Mills, Inc.................................        400               6
 *Thorn Apple Valley, Inc..............................      1,500              38
 Three Rivers Bancorp, Inc.............................        750           8,363
 *Tier Technologies, Inc. Class B......................        600           5,883
 *TII Industries, Inc..................................      1,200           1,356

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Timberland Bancorp, Inc...............................        200     $     3,110
 Timken Co.............................................      2,500          44,250
 *Tipperary Corp.......................................      1,000           3,000
 Titan International, Inc..............................      2,000          10,440
 *#Titanium Metals Corp................................      4,700          62,087
 *Todd Shipyards Corp..................................        800           6,240
 Toro Co...............................................      1,000          40,900
 *Total Entertainment Restaurant Corp..................      1,000           3,100
 *Tower Air, Inc.......................................      1,100              91
 *Tower Automotive, Inc................................      5,200          51,532
 *Tractor Supply Co....................................        500           7,735
 *Traffix, Inc.........................................      1,000           3,305
 *Trailer Bridge, Inc..................................      1,000           1,950
 *Trans World Airlines, Inc............................      3,000             150
 *Trans World Entertainment Corp.......................      3,000          24,930
 *Transmedia Network, Inc..............................        300           1,080
 *Transmontaigne Oil Co................................      3,100          17,856
 *Transportation Components, Inc.......................      3,000             188
 Transpro, Inc.........................................      1,000           2,900
 Transtechnology Corp..................................        500           4,455
 *Transworld Healthcare, Inc...........................      3,000           7,500
 *TRC Companies, Inc...................................        300          15,375
 Tremont Corp..........................................        600          23,940
 Trenwick Group, Ltd...................................      2,425          55,120
 *Triad Hospitals, Inc.................................      4,517         111,570
 *Trico Marine Services, Inc...........................      3,500          45,343
 *Trident Microsystems, Inc............................      1,300           6,221
 *Tridex Corp..........................................        300              59
 Trinity Industries, Inc...............................      1,500          33,525
 *Tripos, Inc..........................................        200           2,420
 *Trism, Inc...........................................          8               6
 *Triumph Group........................................        500          22,790
 *TRM Copy Centers Corp................................      1,000           1,550
 *#Trump Hotels & Casino Resorts, Inc..................      3,300           6,600
 Tucker Anthony Sutro Corp.............................      2,700          59,130
 Twin Disc, Inc........................................        200           3,370
 *Twinlab Corp.........................................      3,300           5,808
 *Tyler Technologies, Inc..............................      4,400          11,616
 U.S. Aggregates, Inc..................................        700             707
 U.S. Industries, Inc..................................      8,100          45,927
 *#U.S. Office Products, Co............................      3,800              42
 *U.S. Vision, Inc.....................................      1,100           3,845
 *Ubics, Inc...........................................        200             276
 *#Ugly Duckling Corp..................................      2,000           8,660
 *UICI.................................................      4,500          38,250
 *#Ultrafem, Inc.......................................      1,000               7
 *Ultrak, Inc..........................................      1,400           3,808
 *Ultralife Batteries, Inc.............................      1,300           7,657
 *Ultratech Stepper, Inc...............................      1,600          29,848
 UMB Financial Corp....................................      1,000          37,650
 *Unapix Entertainment, Inc............................      1,000               7
 Unico American Corp...................................        500           2,940
 *Unifab International, Inc............................      1,000           4,600
 *Unifi, Inc...........................................      6,300          49,140
 Unifirst Corp.........................................      1,100          20,185
 *Unimark Group, Inc...................................      1,000             615
 *Uni-Marts, Inc.......................................        500             925
 *Union Acceptance Corp. Class A.......................        500           2,685
 *Unit Corp............................................      2,600          56,212
 *United American Healthcare Corp.,....................        700             928
 *United Auto Group, Inc...............................      5,000          70,050

                                                            SHARES           VALUE+
                                                            ------           ------
 United Community Financial Corp.......................      3,700     $    25,789
 United Fire Casualty Co...............................      1,000          33,315
 United Industrial Corp................................      1,400          24,360
 *United Natural Foods, Inc............................        600          10,539
 United Parcel Service, Inc............................        500          29,725
 *United Rentals, Inc..................................      1,000          23,070
 *United Retail Group, Inc.............................      1,100          10,175
 *Universal American Financial Corp....................        700           4,253
 Universal Corp........................................      1,500          59,730
 Universal Forest Products, Inc........................      1,200          23,784
 *Universal Stainless & Alloy Products, Inc............        800           7,960
 *Universal Standard Medical Labs, Inc.................        500               1
 *Uno Restaurant Corp..................................        660           6,204
 *Unova, Inc...........................................      7,500          37,875
 *Urocor, Inc..........................................      1,100          17,556
 *Urologix, Inc........................................        900          20,021
 *URS Corp.............................................      1,600          43,312
 *US Liquids, Inc......................................      1,500           6,840
 *US Oncology, Inc.....................................     10,648          79,700
 *US Xpress Enterprises, Inc. Class A..................      1,000           7,700
 *USA Truck, Inc.......................................      1,400           9,436
 Usec, Inc.............................................      9,700          90,889
 USG Corp..............................................      1,300          10,868
 USX-US Steel Group....................................        200           3,904
 *Vail Resorts, Inc....................................      2,600          53,690
 *Value City Department Stores, Inc....................      3,300          33,825
 *Vans, Inc............................................      1,500          36,870
 *Variflex, Inc........................................      1,200           8,280
 Vectra Technologies, Inc..............................        500               8
 *#Vencor, Inc.........................................      5,500              56
 *Verilink Corp........................................      1,200           5,190
 *Verticalbuyer Inc....................................         53               4
 Vesta Insurance Group, Inc............................      2,000          19,780
 *Vestcom International, Inc...........................      1,300           3,003
 *#VIA NET.WORKS, Inc..................................        600           1,005
 *Vicon Industries, Inc................................        200             482
 *Video Display Corp...................................        360           1,980
 Virco Manufacturing Corp..............................      1,197          11,910
 *#Vision Twenty-One, Inc..............................      1,000              63
 *Vista Medical Technologies, Inc......................        500             388
 Vital Signs, Inc......................................        200           6,910
 *Volt Information Sciences, Inc.......................      2,000          36,300
 *VTEL Corp............................................      2,600           3,510
 Wabash National Corp..................................      3,400          39,270
 *Wackenhut Corp. Class A..............................        300           4,815
 *Wackenhut Corp. Class B Non-Voting...................      1,000          12,760
 Wallace Computer Services, Inc........................      6,500         111,410
 *#Warnaco Group, Inc..................................      5,900           3,422
 Warren Bancorp, Inc...................................        600           5,445
 *#Washington Group Intl., Inc.........................      5,500           5,665
 Washington Savings Bank FSB...........................        400           1,570
 *Waste Connections, Inc...............................      1,000          29,855
 *Waterlink, Inc.......................................      1,500             345
 Watsco, Inc. Class A..................................      2,500          35,000
 Watts Industries, Inc. Class A........................      1,600          25,440
 Wausau-Mosinee Paper Corp.............................      3,900          52,650
 Waypoint Financial Corp...............................      1,289          15,462
 *Webb Corp............................................      2,700         101,655
 *Webco Industries, Inc................................      1,000           4,250
 Weider Nutrition International, Inc...................      1,000           2,450

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Weirton Steel Corp...................................      4,600     $     4,784
 Wellman, Inc..........................................      4,200          71,484
 *#Wells-Gardner Electronics Corp......................        231             670
 Werner Enterprises, Inc...............................      5,500         109,203
 *West Marine, Inc.....................................      2,100          13,167
 West Pharmaceutical Services, Inc.....................      1,500          40,365
 Westaff, Inc..........................................        200             555
 Westbank Corp.........................................      1,000           8,250
 *Westcoast Hospitality Corp...........................      1,000           6,400
 Westcorp, Inc.........................................      3,360          60,614
 *Westell Technologies, Inc............................      4,500           9,428
 *Western Power & Equipment Corp.......................        112             131
 *Western Water Co.....................................        500             363
 *Weston (Roy F.), Inc. Class A........................        600           2,985
 *#WHX Corp............................................      2,200           3,278
 *Wickes Lumber Co.....................................      1,200           5,250
 *Wild Oats Markets, Inc...............................      1,500          12,413
 *Willis Lease Finance Corp............................        500           6,103
 *Wilshire Financial Sevices Group, Inc................          8              18
 *Wilshire Oil Co. of Texas............................        515           2,029
 *Wink Communications, Inc.............................        600           2,793
 *Wisconsin Central Transportation Corp................      5,000          82,875
 *Wiser Oil Co.........................................        800           7,040
 Wolohan Lumber Co.....................................        300           3,063
 *Wolverine Tube, Inc..................................      1,400          23,100
 Woodhead Industries, Inc..............................        500           8,483
 Woodward Governor Co..................................      1,000          75,740
 *Workgroup Technology Corp............................        225             269
 World Fuel Services Corp..............................      1,000          12,400
 *Worldpages.com, Inc..................................      4,600          12,512
 Worthington Industries, Inc...........................      6,300          72,450
 *Wyndham International, Inc...........................      2,700           6,966
 *Xetel Corp...........................................      1,300           3,757
 *XO Communications, Inc...............................      5,400          15,741
 *Xtra Corp............................................      1,800          92,016
 Yardville National Bancorp............................      1,000          13,875
 *Yellow Corp..........................................      3,400          64,702

                                                            SHARES           VALUE+
                                                            ------           ------

 *York Group, Inc......................................        500     $     4,990
 *#Zany Brainy, Inc....................................      2,096             692
 *#Zap.com Corp........................................         46              17
 *Zapata Corp..........................................        230           4,922
 Zenith National Insurance Corp........................      1,500          40,575
 *Zoltek Companies, Inc................................      1,600           9,296
 *#Zones, Inc..........................................        500           1,000
 *Zoran Corp...........................................        200           3,783
 *Zymetx, Inc..........................................        200             165
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $24,233,128)...................................                 25,030,345
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Union Acceptance Corp. Rights 06/12/01
   (Cost $0)...........................................        500               0
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (2.8%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $725,700) to be
   repurchased at $714,077.
   (Cost $714,000).....................................    $   714         714,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $24,947,128)++.....                $25,744,345
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $24,947,128.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (98.0%)
 *3COM Corp............................................      1,700     $     9,460
 *#Adelphia Communications Corp. Class A...............      5,200         199,030
 *Aetna, Inc...........................................      9,100         212,485
 AK Steel Holding Corp.................................     11,700         156,663
 *Alaska Air Group, Inc................................      1,900          54,587
 *Allegheny Corp.......................................        106          22,133
 Alliant Energy Corp...................................      5,000         153,750
 Allmerica Financial Corp..............................      2,500         136,625
 Allstate Corp.........................................     28,700       1,292,074
 American Financial Group, Inc.........................      3,500          98,315
 American National Insurance Co........................      1,610         118,311
 *American Tower Corp..................................      1,000          24,740
 *AMR Corp.............................................      9,900         386,001
 Anadarko Petroleum Corp...............................      1,000          62,610
 *Apple Computer, Inc..................................      1,000          19,955
 Arch Coal, Inc........................................        600          18,510
 Archer-Daniels Midland Co.............................     42,412         572,562
 *Ariba, Inc...........................................        600           3,423
 Ashland, Inc..........................................      4,400         182,688
 Astoria Financial Corp................................      1,800         100,611
 AT & T Corp...........................................     42,900         908,193
 *AT & T Corp. - Liberty Media Group...................     52,000         876,200
 *At Home Corp.........................................     12,100          50,517
 *AutoNation, Inc......................................     36,000         419,400
 Bear Stearns Companies, Inc...........................      6,910         375,558
 Belo (A.H.) Corp. Class A.............................      6,500         126,685
 *Big Lots, Inc........................................      6,400          83,072
 Boise Cascade Corp....................................      3,800         133,950
 Borg Warner Automotive, Inc...........................      1,400          63,350
 Bowater, Inc..........................................      2,700         130,140
 Brunswick Corp........................................      5,000         113,000
 Burlington Northern Santa Fe Corp.....................     24,600         764,322
 C.I.T. Group, Inc. Class A............................     17,000         674,900
 Centex Corp...........................................      3,500         130,480
 *Chris-Craft Industries, Inc..........................      1,638         113,825
 Cincinnati Financial Corp.............................     10,690         449,354
 Circuit City Stores, Inc. (Carmax Group)..............        400           6,004
 *Clear Channel Communications, Inc....................      7,300         445,081
 *CNA Financial Corp...................................     12,000         477,960
 *CNET Networks, Inc...................................      2,140          23,551
 Coca-Cola Enterprises, Inc............................     28,300         472,044
 *Commerce One, Inc....................................        500           3,345
 Commercial Federal Corp...............................      3,200          72,896
 Conseco, Inc..........................................     21,100         367,562
 Countrywide Credit Industries, Inc....................      7,300         282,729
 *Cox Communications, Inc..............................      1,300          56,225
 Crompton Corp.........................................      3,400          36,822
 *Crown Castle International Corp......................        600           9,960
 CSX Corp..............................................     14,100         524,520
 Cummins Engine Co., Inc...............................      2,100          88,935
 Dana Corp.............................................      8,700         187,224
 Delta Air Lines, Inc..................................      5,900         280,958
 Dillards, Inc. Class A................................      5,900          96,288
 Eastman Chemical Co...................................      3,000         151,620

                                                               SHARES        VALUE+
                                                               ------        ------
 *Extended Stay America, Inc...........................      5,800     $    90,190
 *Federated Department Stores, Inc.....................     12,300         551,040
 First American Financial Corp.........................      2,800          57,344
 Fluor Corp............................................      2,300         134,136
 Ford Motor Co.........................................     30,900         752,415
 Fortune Brands, Inc...................................      9,800         336,630
 GATX Corp.............................................      2,200          88,616
 General Motors Corp...................................     22,900       1,303,010
 *General Motors Corp. Class H.........................     18,900         451,710
 Georgia-Pacific Corp..................................     10,200         361,590
 Golden State Bancorp, Inc.............................      2,100          61,299
 Goodyear Tire & Rubber Co.............................      8,700         253,257
 Greenpoint Financial Corp.............................      4,800         182,352
 Harris Corp...........................................      3,200          90,944
 Hasbro, Inc...........................................      1,500          22,500
 *Healthsouth Corp.....................................     26,200         332,740
 *Hearst-Argyle Television, Inc........................      2,200          46,706
 Heller Financial, Inc.................................      2,200          75,680
 Hibernia Corp.........................................      3,200          52,096
 Hilton Hotels Corp....................................        600           7,434
 Hollinger International, Inc. Class A.................      5,400          83,160
 Horton (D.R.), Inc....................................      7,259         149,681
 *Humana, Inc..........................................     11,200         106,960
 Huntington Bancshares, Inc............................        500           7,487
 *i2 Technologies Inc..................................      5,000         100,375
 IBP, Inc..............................................      5,200          97,760
 IMC Global, Inc.......................................      7,800          86,502
 Independence Community Bank Corp......................      2,400          45,756
 *Ingram Micro, Inc....................................      5,000          66,250
 International Paper Co................................     29,463       1,126,960
 *JDS Uniphase Corp....................................     14,000         233,940
 *K Mart Corp..........................................     32,000         360,960
 Kennametal, Inc.......................................      1,200          42,156
 *Key3Media Group, Inc.................................      3,150          30,555
 KeyCorp...............................................     21,700         516,026
 Lafarge Corp..........................................      5,900         193,343
 *Lear Corp............................................      3,900         136,032
 *Level 3 Communications, Inc..........................      3,800          42,579
 Liberty Financial Companies, Inc......................      2,700          90,450
 Lincoln National Corp.................................      5,200         256,048
 Lockheed Martin Corp..................................      8,000         306,320
 Loews Corp............................................     12,800         883,072
 Louisiana-Pacific Corp................................      6,900          81,075
 Lubrizol Corp.........................................      2,000          62,060
 Lucent Technologies, Inc..............................     51,100         402,668
 Lyondell Chemical Co..................................      6,700         110,885
 *Mandalay Resort Group................................      6,000         151,740
 *Manor Care, Inc......................................      1,000          24,750
 Massey Energy Co......................................      2,300          53,590
 MBIA, Inc.............................................      6,600         348,150
 Mead Corp.............................................      6,200         179,800
 *Metromedia Fiber Network, Inc........................      3,800          15,257
 *MGM Grand, Inc.......................................      2,000          62,880
 Mony Group, Inc.......................................      2,600          95,550
 Motorola, Inc.........................................      4,200          61,740
 Norfolk Southern Corp.................................     24,300         538,731

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *NTL, Inc.............................................      7,200     $   154,728
 Occidental Petroleum Corp.............................        200           5,994
 *Office Depot, Inc....................................      7,500          68,550
 Old Republic International Corp.......................      4,350         122,800
 Omnicare, Inc.........................................      6,100         127,856
 Pacific Century Financial Corp........................      5,200         128,284
 *Pactiv Corp..........................................     11,000         151,250
 *Park Place Entertainment Corp........................      9,000         112,320
 Penney (J.C.) Co., Inc................................     16,600         347,106
 Penzoil Quaker State Co...............................      3,000          45,450
 Phelps Dodge Corp.....................................      4,624         209,005
 Pulte Corp............................................      2,400          96,960
 Questar Corp..........................................      5,300         164,247
 Qwest Communications International, Inc...............     29,700       1,091,178
 Rayonier, Inc.........................................        700          31,318
 Raytheon Co...........................................     20,200         601,354
 *Redback Networks, Inc................................      3,600          51,966
 *#Rite Aid Corp.......................................      8,500          71,145
 RJ Reynolds Tobacco Holdings, Inc.....................      6,046         359,616
 Rohm & Haas Co........................................        200           6,640
 Ryder System, Inc.....................................      4,500          98,730
 Safeco Corp...........................................      7,800         219,141
 Saint Paul Companies, Inc.............................     14,712         744,427
 *Saks, Inc............................................     10,000         115,400
 Sears, Roebuck & Co...................................     15,800         630,104
 *Six Flags, Inc.......................................      4,600         103,500
 *Smurfit-Stone Container Corp.........................      9,063         135,628
 Sovereign Bancorp, Inc................................     12,600         142,632
 Sprint Corp...........................................      2,000          40,620
 Starwood Hotels and Resorts Worldwide, Inc............     11,500         435,045
 Steelcase, Inc. Class A...............................      1,000          13,410
 Sunoco, Inc...........................................      5,100         198,900
 Supervalu, Inc........................................     10,000         155,600
 *TD Waterhouse Group, Inc.............................        300           3,561
 Temple-Inland, Inc....................................      2,900         154,019
 *Thermo-Electron Corp.................................      1,000          27,910
 Thomas & Betts Corp...................................      1,800          37,602
 Tidewater, Inc........................................      2,100          98,511
 *Toys R Us, Inc.......................................     14,100         390,570
 TRW, Inc..............................................      1,400          60,704
 Tyson Foods, Inc. Class A.............................      3,800          48,412
 UAL Corp..............................................      3,600         134,028
 Ultramar Diamond Shamrock Corp........................      5,800         290,870

                                                               SHARES        VALUE+
                                                               ------        ------
 Union Pacific Corp....................................     16,400     $   943,000
 Unionbancal Corp......................................      1,000          32,100
 *United Rentals, Inc..................................      4,000          92,280
 Unitrin, Inc..........................................      4,700         182,995
 UnumProvident Corp....................................     14,982         485,567
 USX-Marathon Group, Inc...............................     14,000         452,900
 USX-US Steel Group....................................      5,700         111,264
 Valero Energy Corp....................................      4,200         185,178
 Valhi, Inc............................................      6,500          81,575
 *Venator Group, Inc...................................      9,300         123,690
 *#VeriSign, Inc.......................................      5,200         293,904
 Visteon Corp..........................................      4,045          69,655
 Wachovia Corp.........................................        400          26,940
 *WebMD Corp...........................................      6,200          42,191
 Weis Markets, Inc.....................................      1,700          59,466
 Wesco Financial Corp..................................        400         127,160
 Westvaco Corp.........................................      6,950         176,808
 Weyerhaeuser Co.......................................      2,300         131,583
 *Worldcom, Inc........................................     34,600         617,437
 Worthington Industries, Inc...........................      2,700          31,050
 Xerox Corp............................................      2,000          19,820
 York International Corp...............................      1,400          49,350
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $33,409,400)...................................                 37,787,144
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (2.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 5/31/02, valued at $790,275) to be
   repurchased at $777,084.
   (Cost $777,000).....................................    $   777         777,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $34,186,400)++.....                $38,564,144
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $34,186,750.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                               SHARES        VALUE+
                                                               ------        ------
JAPAN -- (23.4%)
COMMON STOCKS -- (23.4%)
 AIOI Insurance Co., Ltd...............................      8,500     $    27,542
 Aichi Steel Works, Ltd................................      4,000          23,094
 Aisin Seiki Co., Ltd..................................      2,000          29,995
 Amada Co., Ltd........................................      3,000          17,447
 Aoyama Trading Co., Ltd...............................      1,100          17,395
 Asahi Bank, Ltd.......................................     22,000          56,287
 *Ashikaga Bank, Ltd...................................      9,000          13,483
 Bank of Fukuoka, Ltd..................................      5,000          21,251
 Bank of Yokohama, Ltd.................................     15,000          57,314
 Canon Sales Co., Inc..................................      2,000          20,990
 Casio Computer Co., Ltd...............................      3,000          19,668
 Chiba Bank, Ltd.......................................     10,000          42,080
 Chudenko Corp.........................................      1,030          15,950
 Chugoku Bank, Ltd.....................................      2,400          16,381
 Chuo Trust and Banking Co., Ltd.......................      7,000          12,725
 Citizen Watch Co., Ltd................................      3,000          19,466
 Cosmo Oil Co., Ltd....................................     10,000          28,194
 Daicel Chemical Industries, Ltd.......................      4,000          13,937
 Daido Steel Co., Ltd..................................      5,000          13,255
 Daishi Bank, Ltd......................................      5,000          16,201
 Daito Trust Construction Co., Ltd.....................      2,916          57,427
 Daiwa Bank, Ltd.......................................     26,000          30,197
 Daiwa House Industry Co., Ltd.........................      7,000          56,851
 Dowa Fire & Marine Insurance Co., Ltd.................      5,000          23,860
 Ezaki Glico Co., Ltd..................................      2,200          12,776
 Fukuoka City Bank, Ltd................................      4,712          14,078
 Fukuyama Transporting Co., Ltd........................      4,000          16,327
 Gunze, Ltd............................................      4,000          16,664
 Higo Bank, Ltd........................................      3,000          10,251
 *Hino Motors, Ltd.....................................      5,000          24,280
 Hiroshima Bank, Ltd...................................      2,000           6,783
 Hitachi Cable, Ltd....................................      5,000          29,288
 Hitachi Koki Co., Ltd.................................      2,000           7,574
 Hitachi Maxell, Ltd...................................      1,000          14,248
 Hitachi Metals, Ltd...................................      5,000          21,124
 Hitachi Transport System, Ltd.........................      2,000          12,607
 Hitachi, Ltd..........................................     61,000         628,379
 Hokkoku Bank, Ltd.....................................      5,000          18,684
 Hokuriku Bank, Ltd....................................      7,000          12,902
 House Foods Corp......................................      2,000          23,329
 Hyakugo Bank, Ltd. (105th Bank).......................      4,000          14,307
 Hyakujishi Bank, Ltd..................................      3,000          16,184
 Inax Corp.............................................      2,000          14,476
 Ishikawajima-Harima Heavy Industries Co., Ltd.........     18,000          42,872
 Japan Energy Corp.....................................     15,000          36,484
 Joyo Bank, Ltd........................................     10,000          30,466
 Juroku Bank, Ltd......................................      5,000          19,231
 Kajima Corp...........................................     13,000          36,105
 Kamigumi Co., Ltd.....................................      4,000          18,347
 Kandenko Co., Ltd.....................................      3,000          14,619
 *Kawasaki Heavy Industries, Ltd.......................     16,000          23,161
 Kinden Corp...........................................      2,000          12,540
 Kiyo Bank, Ltd........................................      5,000          11,656
 *Kobe Steel, Ltd......................................     45,000          27,647

                                                               SHARES        VALUE+
                                                               ------        ------
 Kokusai Securities Co., Ltd...........................      2,000     $    15,991
 Komatsu, Ltd..........................................     14,000          69,163
 Komori Corp...........................................      1,000          13,289
 Konica Corp...........................................      5,000          38,924
 Kuraray Co., Ltd......................................      3,000          22,294
 Kyudenko Corp.........................................      2,000           6,733
 Kyushu Matsushita Electric Co., Ltd...................      2,000          18,179
 Maeda Corp............................................      2,000           9,628
 Makita Corp...........................................      2,000          12,607
 *Marubeni Corp........................................     22,000          41,660
 Maruetsu, Inc.........................................      3,000           8,711
 Matsushita Electric Industrial Co., Ltd...............     38,000         697,189
 Mitsubishi Gas Chemical Co., Inc......................      5,000          18,137
 Mitsubishi Heavy Industries, Ltd......................     46,000         195,893
 Mitsubishi Materials Corp.............................     10,000          25,248
 *Mitsubishi Motors Corp...............................     14,000          49,840
 Mizuho Holdings, Inc..................................         12          61,101
 Mizuno Corp...........................................      2,000           6,531
 Mycal Corp............................................      3,000           3,989
 *NKK Corp.............................................     64,000          57,633
 NTN Corp..............................................      4,000          11,008
 Nagase & Co., Ltd.....................................      2,000           9,880
 Nanto Bank, Ltd.......................................      3,000           9,544
 *Nichimen Corp........................................      5,000           6,438
 *Nippon Light Metal Co., Ltd..........................      8,000           7,675
 Nippon Mitsubishi Oil Company.........................     19,100         120,239
 Nippon Shinpan Co., Ltd...............................      6,000          13,129
 Nishimatsu Construction Co., Ltd......................      4,000          15,553
 Nishi-Nippon Bank, Ltd................................      6,000          20,704
 Nisshin Steel Co., Ltd................................     12,000          11,816
 Nisshinbo Industries, Inc.............................      3,000          15,452
 Nittetsu Mining Co., Ltd..............................      2,000           4,831
 Nitto Boseki Co., Ltd.................................      7,000          12,372
 Obayashi Corp.........................................      9,000          36,357
 Okumura Corp..........................................      4,000          15,991
 Pioneer Electronic Corp...............................      2,000          60,259
 San In Godo Bank, Ltd.................................      3,000          14,720
 *Sankyo Aluminum Industry Co., Ltd....................      3,000           1,944
 Sanwa Shutter Corp....................................      3,000           7,600
 Sanyo Electric Co., Ltd...............................     35,000         234,178
 Seino Transportation Co., Ltd.........................      2,000          11,042
 Sekisui Chemical Co., Ltd.............................      8,000          31,039
 Sekisui House, Ltd....................................     10,000          91,567
 Shiga Bank, Ltd.......................................      4,000          16,664
 Shimizu Corp..........................................     12,000          45,649
 *Shinmaywa Industries, Ltd............................      2,000           4,427
 Showa Shell Sekiyu KK.................................      3,000          22,496
 *Snow Brand Milk Products Co., Ltd....................      4,000          14,476
 Sumitomo Bank, Ltd....................................     25,800         219,524
 *Sumitomo Metal Industries, Ltd. Osaka................     50,000          33,664
 Sumitomo Metal Mining Co., Ltd........................     10,000          48,645
 Sumitomo Realty & Development Co., Ltd................      7,000          36,997
 Taiheiyo Cement Corp..................................     11,600          24,700
 Taisei Corp...........................................     14,000          32,873
 Takashimaya Co., Ltd..................................      3,000          21,133
 Tanabe Seiyaku Co., Ltd...............................      4,000          41,407

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Teijin, Ltd...........................................     15,000     $    90,389
 Toda Corp.............................................      4,000          14,880
 Tokyo Steel Manufacturing Co., Ltd....................      1,500           5,151
 Tokyo Style Co., Ltd..................................      1,000          10,941
 Tokyo Tatemono Co., Ltd...............................      4,000           7,372
 Toppan Printing Co., Ltd..............................      3,000          33,201
 Tostem Corp...........................................      4,000          69,685
 Toto, Ltd.............................................      3,000          22,597
 *Toyo Engineering Corp................................      3,000           7,549
 Toyo Seikan Kaisha, Ltd...............................      3,100          47,823
 Toyota Tsusho Corp....................................      4,000          15,923
 UNY Co., Ltd..........................................      2,000          22,707
 *Ufj Holdings, Inc....................................          5          28,745
 Victor Co. of Japan, Ltd..............................      2,000          13,752
 Wacoal Corp...........................................      2,000          19,525
 Yamaguchi Bank, Ltd...................................      2,000          13,163
 Yamaha Corp...........................................      2,000          20,838
 Yamato Kogyo Co., Ltd.................................      2,000           8,635
 Yamazaki Baking Co., Ltd..............................      2,000          14,492
 Yasuda Trust & Banking Co., Ltd.......................     40,000          32,991
 Yodogawa Steel Works, Ltd.............................      4,000           9,763
 Yokogawa Electric Corp................................      3,000          29,919
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $6,126,288)....................................                  5,077,153
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $1,752).......................................                      1,822
                                                                       -----------
TOTAL -- JAPAN
  (Cost $6,128,040)....................................                  5,078,975
                                                                       -----------
UNITED KINGDOM -- (20.2%)
COMMON STOCKS -- (20.1%)
 3I Group P.L.C........................................      6,000         103,563
 *AWG P.L.C............................................      2,025          16,196
 Abbey National P.L.C..................................      9,155         157,890
 Aggregate Industries P.L.C............................     16,680          20,793
 Alliance & Leicester P.L.C............................      5,000          54,126
 Allied Domecq P.L.C...................................      8,399          51,903
 *Arcadia Group P.L.C..................................      2,337           9,263
 Associated British Foods P.L.C........................      8,800          50,381
 Associated British Ports Holdings P.L.C...............      4,600          27,512
 BAA P.L.C.............................................     14,326         123,535
 BG Group P.L.C........................................     34,588         134,142
 BOC Group P.L.C.......................................      6,929         104,341
 BPB P.L.C.............................................      6,900          24,898
 Barclays P.L.C........................................         64           1,923
 Barratt Developments P.L.C............................      6,000          30,685
 Bass P.L.C............................................     10,027         110,823
 Berkeley Group P.L.C..................................      1,590          18,420
 Blue Circle Industries P.L.C..........................      9,482          65,937
 Britannic P.L.C.......................................      2,600          34,221
 British Airways P.L.C.................................     14,189          73,876
 British Land Co. P.L.C................................      5,766          42,595
 CGU P.L.C.............................................     33,620         441,314
 Chelsfield P.L.C......................................      3,064          15,953
 Cookson Group P.L.C...................................      9,597          22,291
 Corus Group P.L.C.....................................     49,343          50,470
 DeVere Group P.L.C....................................      1,125           5,166
 Debenhams P.L.C.......................................      4,864          32,235
 *Fairbar, Ltd.........................................      6,742          22,029

                                                               SHARES        VALUE+
                                                               ------        ------
 Great Universal Stores P.L.C..........................     10,100     $    84,942
 Halifax P.L.C.........................................      7,000          79,555
 Hammerson P.L.C.......................................      3,800          27,721
 Hanson P.L.C..........................................      8,200          57,663
 Hilton Group P.L.C....................................     22,165          77,697
 Inchcape P.L.C........................................        833           5,225
 Innogy Holdings PLC...................................      6,226          19,923
 Invensys P.L.C........................................      6,681          13,477
 Johnson Matthey P.L.C.................................      3,000          41,510
 Kelda Group P.L.C.....................................      3,261          17,233
 Lattice Group PLC.....................................     34,588          66,334
 Liberty International P.L.C...........................      5,856          45,007
 Lonmin P.L.C..........................................      1,730          25,683
 *Lonrho Africa P.L.C..................................      1,587             338
 Marks & Spencer P.L.C.................................     44,145         157,097
 Millennium and Copthorne Hotels P.L.C.................      3,529          20,079
 *Mothercare P.L.C.....................................        917           4,117
 *National Power P.L.C.................................     14,526          64,281
 Northern Rock P.L.C...................................      4,000          29,236
 P & O Princess Cruises P.L.C..........................      8,557          43,762
 Peninsular & Oriental Steam Navigation Co.............      8,699          36,580
 Pilkington P.L.C......................................      9,007          14,779
 Powergen P.L.C........................................      6,562          67,492
 RMC Group P.L.C.......................................      2,000          20,457
 Railtrack Group P.L.C.................................      7,079          42,791
 Rank Group P.L.C......................................      9,535          30,748
 Rolls-Royce P.L.C.....................................     20,423          68,907
 Royal & Sun Alliance Insurance Group P.L.C............     21,963         144,617
 Royal Bank of Scotland Group P.L.C....................     14,958         344,244
 *Royal Bank of Scotland P.L.C.........................     14,625          18,231
 Safeway P.L.C.........................................     16,107          87,752
 Sainsbury (J.) P.L.C..................................     26,593         164,148
 Scottish & Newcastle P.L.C............................      8,458          62,061
 Selfridges P.L.C......................................      1,210           6,351
 Severn Trent P.L.C....................................      2,995          30,336
 Signet Group P.L.C....................................     24,000          26,083
 Slough Estates P.L.C..................................      4,000          21,054
 *Somerfield P.L.C.....................................      6,000          10,122
 Standard Chartered P.L.C..............................      6,267          86,270
 Tate & Lyle P.L.C.....................................      4,000          14,206
 Taylor Woodrow P.L.C..................................      7,400          20,605
 Tesco P.L.C...........................................     46,868         165,788
 Thistle Hotels P.L.C..................................      5,457           9,535
 Trinity P.L.C.........................................      1,950          12,535
 Uniq P.L.C............................................      1,300           3,841
 United Utilities P.L.C................................      4,670          44,118
 Whitbread P.L.C.......................................      4,045          37,641
 *Wincanton P.L.C......................................      1,300           3,546
 Wolseley P.L.C........................................      4,293          30,372
 XANSA P.L.C...........................................      4,000          21,508
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,503,458)....................................                  4,374,079
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $15,761)......................................                     15,759
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $4,519,219)....................................                  4,389,838
                                                                       -----------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
FRANCE -- (10.4%)
COMMON STOCKS -- (10.4%)
 *AGF (Assurances Generales de France SA)..............      2,435     $   138,387
 *Banque Nationale de Paris............................      5,875         510,424
 Cie de Saint-Gobain...................................      1,213         180,853
 Credit Lyonnais SA....................................      1,300          44,748
 Dior (Christian) SA...................................      1,200          47,460
 Eridania Beghin-Say SA................................        300          27,030
 *Euro Disney SCA......................................     15,675          12,888
 Generale des Establissements Michelin SA Series B.....      2,000          69,691
 *Groupe Danone........................................      1,000         130,533
 Groupement pour le Financement de la Construction
   SA..................................................        200          17,291
 Imerys SA.............................................        200          20,190
 LaFarge SA............................................        198          18,495
 *Lafarge Prime Fidelity...............................        300          27,501
 Lafarge SA............................................      1,291         118,346
 Lagardere SCA.........................................        550          28,810
 Pechiney SA Series A..................................      1,100          59,579
 Pernod-Ricard SA......................................        800          54,926
 Peugeot SA............................................        600         166,251
 Rallye SA.............................................        400          20,614
 Remy Cointreau SA.....................................        600          18,868
 Schneider SA..........................................        620          37,312
 Societe des Ciments de Francais.......................        500          22,674
 Societe Generale, Paris...............................      5,312         316,303
 Ste BIC...............................................        700          24,920
 Thomson-CSF...........................................        900          36,853
 UNIBAIL (Union du Credit Bail Immobiliere )...........        200          31,955
 Usinor SA.............................................      2,700          34,534
 Valeo SA..............................................      1,200          51,874
                                                                       -----------
TOTAL -- FRANCE
  (Cost $1,721,995)....................................                  2,269,310
                                                                       -----------
GERMANY -- (9.6%)
COMMON STOCKS -- (9.6%)
 #BASF AG..............................................     10,650         432,398
 BHW Holding AG, Berlin................................      3,000          80,100
 Bankgesellschaft Berlin AG............................      2,700          21,673
 #Bayer AG.............................................      3,500         138,988
 #Bayerische Vereinsbank AG............................      1,900          91,797
 Berliner Kraft & Licht Bewag AG.......................      2,000          22,631
 Bilfinger & Berger Bau AG, Mannheim...................        600          10,578
 #Commerzbank AG.......................................      7,850         196,287
 DaimlerChrysler AG, Stuttgart.........................        900          41,270
 #Deutsche Bank AG.....................................      7,222         555,218
 Deutsche Lufthansa AG.................................      4,100          75,412
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......        500          34,583
 Dresdner Bank AG......................................      2,500         110,402
 FPB Holding AG........................................        200          25,649
 Hochtief AG...........................................      1,200          25,530
 Linde AG..............................................      1,333          57,397
 MAN AG................................................      1,000          23,818
 Merck KGAA............................................        700          23,704

                                                               SHARES        VALUE+
                                                               ------        ------
 Thyssen Krupp AG......................................      5,500     $    81,583
 Vereins & Westbank AG.................................      1,206          33,529
                                                                       -----------
TOTAL -- GERMANY
  (Cost $2,050,181)....................................                  2,082,547
                                                                       -----------
SWITZERLAND -- (7.5%)
COMMON STOCKS -- (7.4%)
 Ascom Holding AG......................................      1,000          50,947
 Baloise-Holding, Basel................................        360         362,402
 *Banque Cantonale Vaudois.............................        110          31,148
 Bobst SA, Prilly......................................         20          29,152
 Ciba Spezialitaetenchemie Holding AG..................        700          42,042
 Financiere Richemont AG...............................        160         392,859
 Givaudan SA, Vernier..................................         12           3,234
 Helvetia Patria Holding, St. Gallen...................         70          62,039
 Intershop Holding AG, Zuerich.........................         40          17,837
 Pargesa Holding SA, Geneve............................         50         104,792
 Roche Holding AG......................................      1,200         106,185
 *Sairgroup, Zuerich...................................        540          37,549
 Schindler Holding AG, Hergiswil Partizipsch...........         25          36,830
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................        120          81,537
 Sig Holding AG (Ex Sig Schweizerische Industrie
   Gesellschaft-Holding AG), Neu Hausen Am Reinfall....        400          41,248
 Sulzer AG, Winterthur.................................        170          65,099
 Unaxis Holding AG.....................................        500          84,447
 Valora Holding AG.....................................        160          28,361
 Zurich Versicherungs-Gesellschaft - Allied AG.........        116          38,925
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,351,193)....................................                  1,616,633
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swiss Francs
   (Cost $11,974)......................................                     11,548
                                                                       -----------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Baloise Holdings Options 06/08/01
   (Cost $1,591).......................................        360           1,425
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $1,364,758)....................................                  1,629,606
                                                                       -----------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 ABN-AMRO Holding NV...................................      8,966         171,374
 Buhrmann NV...........................................      2,180          34,646
 DSM NV................................................      1,763          65,094
 *Fortis (NL)..........................................      6,944         171,455
 Heineken Holding Nv-A.................................      3,906         120,016
 Ing Groep NV..........................................      5,596         365,231
 *KLM (Koninklijke Luchtvaart Mij) NV..................      1,475          27,880
 *Koninklijke KPN NV...................................      3,143          29,391
 Koninklijke Philips Electronics NV....................      9,994         273,954
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $828,228)......................................                  1,259,041
                                                                       -----------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *ABN AMRO Holding NV Rights 05/30/01
   (Cost $0)...........................................      8,966     $         0
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $828,228)......................................                  1,259,041
                                                                       -----------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
 *Alitalia Linee Aeree Italiane SpA Series A...........     20,000          26,530
 Banca di Roma SpA.....................................     25,625          96,003
 Banca Intesa SpA, Milano..............................      9,059          33,709
 Banca Popolare di Milano..............................      4,080          17,049
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................      3,000          29,446
 Banca Toscana.........................................      7,500          27,018
 CIR SpA (Cie Industriale Riunite), Torino.............     15,000          22,440
 #Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................     20,000          47,382
 Fiat SpA..............................................      7,260         165,042
 #IFIL Finanziaria Partecipazioni SpA..................      4,500          29,179
 *Immsi SpA............................................      3,500           2,237
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      5,200          44,517
 Milano Assicurazioni SpA..............................      6,000          18,563
 Parmalat Finanziaria SpA..............................     10,400          29,531
 #RAS SpA (Riunione Adriatica di Sicurta)..............     13,800         172,649
 Rinascente per l'Esercizio di Grande Magazzini SpA....      5,000          24,496
 SNIA SpA..............................................      7,800          15,603
 *Sirti SpA............................................      3,500           4,836
                                                                       -----------
TOTAL -- ITALY
  (Cost $770,510)......................................                    806,230
                                                                       -----------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.8%)
 Amcor, Ltd............................................      4,555          15,354
 Boral, Ltd............................................      4,645           6,122
 CSR, Ltd..............................................     16,261          51,104
 Commonwealth Bank of Australia........................      3,867          61,156
 Goodman Fielder, Ltd..................................     20,665          13,303
 Hanson P.L.C..........................................        804           5,701
 *Lion Nathan, Ltd.....................................      7,600          16,180
 MIM Holdings..........................................     12,721           7,996
 Mayne Nickless, Ltd...................................      5,903          18,043
 Normandy Mining, Ltd..................................     29,344          14,874
 Orica, Ltd............................................      3,300           7,510
 Origin Energy, Ltd....................................      4,800           6,691
 Pacific Dunlop, Ltd...................................     14,501           7,865
 Paperlinx, Ltd........................................      1,480           3,158
 *Pasminco, Ltd........................................     16,755           3,822
 Quantas Airways, Ltd..................................     16,768          30,173
 Rio Tinto, Ltd........................................      9,469         174,518
 Santos, Ltd...........................................      8,775          29,490
 #St. George Bank, Ltd.................................      6,537          51,022
 WMC, Ltd..............................................     16,569          75,168
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $609,583)......................................                    599,250
                                                                       -----------

                                                               SHARES        VALUE+
                                                               ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $6,092).......................................                $     6,195
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $615,675)......................................                    605,445
                                                                       -----------
SPAIN -- (2.7%)
COMMON STOCKS -- (2.7%)
 Aceralia Corporacion Siderurgica SA...................      1,600          20,112
 Acerinox SA...........................................      2,500          78,404
 *Aguas de Barcelona SA Issue 2000.....................         17             244
 Aguas de Barcelona SA.................................      1,700          25,793
 Aumar (Autopistas del Mare Nostrum SA)................      4,200          73,905
 Autopistas Concesionaria Espanola SA..................      7,987          80,494
 Banco Pastor SA, La Coruna............................        400          15,447
 #Cia Espanola de Petroleous SA........................     17,100         195,672
 Grupo Dragados SA, Madrid.............................      7,500          94,022
                                                                       -----------
TOTAL -- SPAIN
  (Cost $559,334)......................................                    584,093
                                                                       -----------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Amoy Properties, Ltd..................................     68,000          74,105
 *Chinese Estates Holdings, Ltd........................     27,834           3,140
 *Evergo China Holdings, Ltd...........................      5,757              89
 Great Eagle Holdings, Ltd.............................      7,752          10,933
 Hang Lung Development Co., Ltd........................     25,000          23,558
 Hong Kong and Shanghai Hotels, Ltd....................     18,416           9,680
 Hopewell Holdings, Ltd................................     14,000           7,135
 Hysan Development Co., Ltd............................     17,922          23,667
 Kerry Properties, Ltd.................................     14,313          17,249
 New World Development Co., Ltd........................      9,092          11,657
 *Paliburg Holdings, Ltd...............................     45,000             721
 Shangri-La Asia, Ltd..................................     30,000          27,308
 Sino Land Co., Ltd....................................     46,570          21,196
 Swire Pacific, Ltd. Series A..........................     22,000         120,157
 Tsim Sha Tsui Properties, Ltd.........................     12,000           8,385
 Wharf Holdings, Ltd...................................     52,457         118,368
 Wheelock and Co., Ltd.................................     34,000          28,334
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $817,922)......................................                    505,682
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $1,938).......................................                      1,938
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $819,860)......................................                    507,620
                                                                       -----------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 Assidomaen AB.........................................      4,810         102,086
 Atlas Copco AB Series A...............................      1,200          24,298
 Avesta Polarit........................................      2,000           6,260
 Gambro AB Series A....................................      2,500          17,880
 Holmen AB Series B....................................      2,300          46,678
 SSAB Swedish Steel Series A...........................      1,200          11,592
 Skandinaviska Enskilda Banken Series A................      4,700          43,436
 Svenska Cellulosa AB Series B.........................      2,900          63,434
 Svenska Kullagerfabriken AB Series B..................      1,900          32,119
 Trelleborg AB Series B................................      1,400          10,663

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Volvo AB Series A.....................................      2,400     $    36,558
 Volvo AB Series B.....................................      5,100          80,529
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $626,946)......................................                    475,533
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $10,903)......................................                     10,369
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $637,849)......................................                    485,902
                                                                       -----------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Fortum Oyj............................................     42,280         195,313
 Huhtamaki Van Leer Oyj................................      1,300          31,955
 Kemira Oyj............................................      3,800          21,258
 Kesko Oyj.............................................      4,800          35,600
 Metra Oyj Series B....................................      1,400          30,141
 Metsa-Serla Oyj Series B..............................      6,800          49,568
 Outokumpu Oyj Series A................................      5,000          44,500
                                                                       -----------
TOTAL -- FINLAND
  (Cost $466,886)......................................                    408,335
                                                                       -----------
BELGIUM -- (1.7%)
COMMON STOCKS -- (1.7%)
 Bekaert SA............................................      1,000          34,481
 Cofinimmo SA..........................................        220          16,503
 Glaverbel SA..........................................        200          16,384
 *Groupe Bruxelles Lambert.............................      1,600          87,203
 Solvay SA.............................................      2,300         108,101
 Suez (ex Suez Lyonnaise des Eaux).....................      2,500          75,353
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............      2,500              21
 Union Miniere SA......................................        600          24,666
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $413,879)......................................                    362,712
                                                                       -----------
DENMARK -- (1.3%)
COMMON STOCKS -- (1.3%)
 Danisco A.S...........................................        870          30,264
 Danske Bank A.S.......................................      8,300         131,151
 *Jyske Bank A.S.......................................      1,500          31,887
 Nordic Baltic Holding AB..............................     14,330          79,822
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $220,355)......................................                    273,124
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $6,038).......................................                      5,756
                                                                       -----------
TOTAL -- DENMARK
  (Cost $226,393)......................................                    278,880
                                                                       -----------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Fraser & Neave, Ltd...................................     10,000          38,147
 Keppel Corp., Ltd.....................................     24,000          44,847
 Keppel Land, Ltd......................................     29,000          29,981
 *Neptune Orient Lines, Ltd............................     23,000          21,108
 Singapore Land, Ltd...................................      9,000          17,216
 United Industrial Corp., Ltd..........................     43,000          17,948
 *United Overseas Land, Ltd............................     12,000          10,150
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $330,442)......................................                    179,397
                                                                       -----------

                                                               SHARES        VALUE+
                                                               ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $535).........................................                $       524
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $330,977)......................................                    179,921
                                                                       -----------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 Independent News & Media P.L.C........................     10,385          22,886
 Jefferson Smurfit Group P.L.C.........................     33,549          59,717
                                                                       -----------
TOTAL -- IRELAND
  (Cost $125,153)......................................                     82,603
                                                                       -----------
PORTUGAL -- (0.2%)
COMMON STOCKS -- (0.2%)
 Banco Espirito Santo e Comercial de Lisboa
   (Cost $41,400)......................................      3,200          43,398
                                                                       -----------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $37,828)......................................                     37,154
                                                                       -----------
NORWAY -- (0.1%)
COMMON STOCKS -- (0.1%)
 Den Norske Bank ASA Series A
   (Cost $28,793)......................................      7,000          29,595
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $1,474).......................................                      1,429
                                                                       -----------
TOTAL -- NORWAY
  (Cost $30,267).......................................                     31,024
                                                                       -----------
NEW ZEALAND -- (0.0%)
COMMON STOCKS -- (0.0%)
 Carter Holt Harvey, Ltd.
   (Cost $30,613)......................................     24,100          17,136
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $2,155).......................................                      1,939
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $32,768).......................................                     19,075
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (2.8%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $614,250) to be
   repurchased at $605,065.
   (Cost $605,000).....................................    $   605         605,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $22,326,000)++.....                $21,746,709
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $22,326,445.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (31.4%)
COMMON STOCKS -- (31.4%)
 Achilles Corp.........................................       6,000    $     8,079
 Aica Kogyo Co., Ltd...................................       3,000         19,441
 Aichi Tokei Denki Co., Ltd............................       3,000          6,716
 Aida Engineering, Ltd.................................       3,000         11,665
 *Akai Electric Co., Ltd...............................       9,000             76
 Amada Co., Ltd........................................         381          2,216
 Amada Sonoike Co., Ltd................................       7,000         17,438
 *Arai-Gumi, Ltd.......................................       1,200          1,010
 #Asahi Denka Kogyo KK.................................       3,000         20,577
 Asahi Diamond Industrial Co., Ltd.....................       5,000         27,394
 Asahi Kogyosha Co., Ltd...............................       3,000          7,322
 *Asahi Optical Co., Ltd...............................       5,000         10,520
 Asahi Organic Chemicals Industry Co., Ltd.............       3,000          8,685
 Ashimori Industry Co., Ltd............................       3,000          5,302
 *Asics Corp...........................................       7,000          7,070
 Azel Corp., Tokyo.....................................       2,000          3,451
 Bando Chemical Industries, Ltd........................       5,000         11,109
 CKD Corp..............................................       2,000         12,388
 Central Finance Co., Ltd..............................       4,000         12,489
 *#Chiba Kogyo Bank, Ltd...............................         800          7,420
 *Chiyoda Corp.........................................       6,000         13,180
 *Chori Co., Ltd.......................................       5,000          4,713
 Chukyo Coca-Cola Bottling Co., Ltd....................       3,000         23,809
 Chukyo Sogo Bank, Ltd.................................       5,000         18,305
 *#Clarion Co., Ltd....................................      10,000         20,872
 Dai-Dan Co., Ltd......................................       3,000         12,094
 Daido Hoxan, Inc......................................       4,000         20,165
 Daihen Corp...........................................      11,000         16,756
 Daiken Corp...........................................       9,000         22,875
 *Daikyo, Inc..........................................      14,000         21,326
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................       4,000         13,028
 Daisan Bank, Ltd......................................       4,000         14,509
 Daiwa House Industry Co., Ltd.........................       1,500         12,182
 *Daiwabo Co., Ltd.....................................       8,000          8,551
 Denki Kogyo Co., Ltd..................................       3,000         17,674
 Deodeo Corp...........................................       3,700         22,514
 France Bed Co., Ltd...................................       4,000         11,446
 *Fuji Kosan Co., Ltd..................................       6,000          4,595
 Fuji Kyuko Co., Ltd...................................       5,000         16,664
 *Fuji Spinning Co., Ltd., Tokyo.......................       4,000          2,289
 Fujicco Co., Ltd......................................       2,000         23,060
 *Fujiko Co., Ltd......................................       4,000             67
 Fujirebio, Inc........................................       1,000          9,426
 Fujitsu Business Systems, Ltd.........................       2,000         26,511
 Fujiya Co., Ltd.......................................      10,000         19,357
 *Furukawa Battery Co., Ltd............................       3,000          6,211
 Furukawa Co., Ltd.....................................      18,000         30,752
 Fuso Pharmaceutical Industries, Ltd...................       5,000         25,879
 *Gakken Co., Ltd......................................       3,000          4,141
 *Godo Steel, Ltd......................................       6,000          5,959
 Heiwado Co., Ltd......................................       4,000         27,504
 Hitachi Koki Co., Ltd.................................       8,000         30,298
 Hitachi Kokusai Electric, Inc.........................       1,320          8,843
                                                            SHARES           VALUE+
                                                            ------           ------
 Hitachi Medical Corp..................................       2,000    $    19,744
 Hitachi Plant Engineering & Construction Co., Ltd.....       6,000         24,289
 *Hitachi Seiki Co., Ltd...............................       4,000          5,050
 Hokkaido Coca Cola Bottling Co., Ltd..................       3,000         22,092
 Hokkaido Gas Co., Ltd.................................       4,000          8,281
 *Hokuriku Electric Industry Co., Ltd..................       4,000          7,103
 Homac Corp............................................       3,000         24,011
 #Horiba, Ltd..........................................       2,000         17,573
 *Howa Machinery, Ltd..................................       5,000          4,966
 Ichikoh Industries, Ltd...............................       4,000          7,978
 Iino Kaiun Kaisha, Ltd................................       9,000         14,695
 Inabata and Co., Ltd., Osaka..........................       4,000         26,090
 Inageya Co., Ltd......................................       2,000         11,951
 *Iseki & Co., Ltd.....................................      14,000          9,780
 Itochu Fuel Corp......................................       4,000         20,535
 Iwasaki Electric Co., Ltd.............................       4,000         12,153
 Iwatsu Electric Co., Ltd..............................       3,000          6,110
 Izumiya Co., Ltd......................................       7,000         25,627
 Japan Aviation Electronics Industry, Ltd..............       3,000         16,462
 *Japan Coated Paper Manufacturing Co., Ltd............       3,000          1,995
 Japan Digital Laboratory Co., Ltd.....................       2,300         25,667
 *Japan Paperboard Industries Co., Ltd., Tokyo.........       3,000          4,620
 Japan Pulp and Paper Co., Ltd.........................       5,000         16,748
 *Japan Steel Works, Ltd...............................      21,000         22,269
 Japan Transcity Corp..................................       3,000          5,605
 Japan Vilene Co., Ltd.................................       3,000          7,246
 Japan Wool Textile Co., Ltd...........................       6,000         24,440
 Jeol, Ltd.............................................       5,000         25,795
 #Joshin Denki Co., Ltd................................       2,000          5,117
 Juki Corp.............................................       7,000         27,748
 Kagawa Bank, Ltd......................................       3,000         15,149
 #Kaken Pharmaceutical Co., Ltd........................       7,000         69,517
 *Kanematsu Corp.......................................      10,500         37,027
 *Kanematsu-NNK Corp...................................       3,000          6,186
 Kanto Auto Works, Ltd., Yokosuka......................       3,000         17,750
 Kanto Denka Kogyo Co., Ltd............................       4,000         16,092
 Kawada Industries, Inc................................       2,000          3,602
 Kawai Musical Instruments Manufacturing Co., Ltd......       5,000          6,354
 Kayaba Industry Co., Ltd..............................      16,000         27,739
 Keiyo Co., Ltd........................................       2,000         10,200
 *Kenwood Corp.........................................      10,000         21,040
 Kita-Nippon Bank, Ltd.................................         400         17,169
 Koa Oil Co., Ltd......................................      10,000         30,382
 Kokusai Kogyo Co., Ltd................................       2,000          8,433
 Komatsu Forklift Co., Ltd.............................       3,000          4,747
 *Kosei Securities Co., Ltd............................       4,000          6,935
 Kurabo Industries, Ltd................................      13,000         22,210
 Kuraya Sanseido, Inc..................................       8,500         53,867
 Kyodo Shiryo Co., Ltd.................................       5,000          4,966
 Kyushu Bank, Ltd......................................       4,000          9,897
 Life Corp.............................................       2,000         13,466
 *Marudai Food Co., Ltd................................       5,000          6,607

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Maruetsu, Inc.........................................       9,000    $    26,132
 Maruha Corp...........................................      18,000         21,815
 Marusan Securities Co., Ltd...........................       6,000         24,794
 Maruyama Manufacturing Co., Inc.......................       3,000          3,787
 *Maruzen Co., Ltd.....................................       4,000         12,086
 Matsuo Bridge Co., Ltd................................       3,000          5,984
 *Meidensha Corp.......................................      14,000         28,749
 Meiko National Securities Co., Ltd....................      12,000         24,440
 Mercian Corp..........................................      10,000         23,565
 Misawa Homes Co., Ltd.................................       9,000         23,860
 Mitsubishi Cable Industries, Ltd......................      14,000         29,810
 Mitsubishi Plastics, Inc..............................      16,000         38,377
 *Mitsubishi Shindoh Co., Ltd..........................       3,000          6,060
 Mitsubishi Steel Manufacturing Co., Ltd...............       5,000          5,176
 Mitsuboshi Belting, Ltd...............................       8,000         19,727
 *Mitsui Construction Co., Ltd.........................       6,000          3,787
 Mitsui Home Co., Ltd..................................       4,000         14,509
 *Mitsui Mining Co., Ltd...............................       5,000          4,503
 Mitsuuroko Co., Ltd...................................       3,000         15,603
 Miura Co., Ltd........................................       2,000         28,968
 Mizuno Corp...........................................       9,000         29,389
 Mkc-Stat Corp.........................................       2,000         27,605
 Morinaga & Co., Ltd...................................      16,000         31,779
 Nachi-Fujikoshi Corp..................................      13,000         20,569
 Nakamuraya Co., Ltd...................................       3,000          7,171
 Nakayama Steel Works, Ltd.............................       5,000          6,018
 Nemic-Lambda KK.......................................       1,000         15,890
 Nichias Corp..........................................       4,000         10,537
 Nichiha Corp..........................................       4,000         29,288
 Nichimo Co., Ltd......................................       5,000          6,985
 Nichireki Co., Ltd....................................       2,000          8,063
 Nichiro Corp..........................................       5,000          9,426
 Nifco, Inc............................................       2,000         21,293
 *Niigata Engineering Co., Ltd.........................      14,000         10,251
 Nikkiso Co., Ltd......................................       4,000         23,228
 Nippon Beet Sugar Manufacturing Co., Ltd..............       5,000          7,154
 *Nippon Carbon Co., Ltd...............................       5,000          8,037
 Nippon Chemical Industrial Co., Ltd...................       2,000          6,194
 Nippon Chemi-Con Corp.................................       5,000         26,132
 *Nippon Columbia Co., Ltd.............................       3,000          5,302
 *Nippon Concrete Industries Co., Ltd..................       3,000          2,828
 Nippon Densetsu Kogyo Co., Ltd........................       2,000          6,464
 *Nippon Kasei Chemical Co., Ltd.......................       5,000          7,196
 Nippon Seiki Co., Ltd.................................       4,000         21,512
 Nippon Shinpan Co., Ltd...............................      21,000         45,952
 Nippon Shinyaku Co., Ltd..............................       3,000         21,461
 Nippon Signal Co., Ltd................................       3,000          9,493
 *Nippon Steel Chemical Co., Ltd.......................       6,000         13,331
 Nippon Suisan Kaisha, Ltd.............................      18,000         34,085
 Nippon Synthetic Chemical Industry Co., Ltd...........       3,000          4,216
 Nissan Shatai Co., Ltd................................      11,000         19,534
 Nissha Printing Co., Ltd..............................       3,000         19,946
 Nisshin Oil Mills, Ltd................................      10,000         30,550
 Nitsuko Corp..........................................       3,000         15,300
 Nittetsu Mining Co., Ltd..............................       3,000          7,246
 Nitto Boseki Co., Ltd.................................      18,000         31,813
 Nitto Electric Works, Ltd.............................       3,000         24,819
 Odakyu Real Estate Co., Ltd...........................       4,000          7,002
 Okamoto Industries, Inc...............................       9,000         20,072
                                                            SHARES           VALUE+
                                                            ------           ------
 *Okura and Co., Ltd...................................       6,000    $         0
 *Pacific Metals Co., Ltd..............................       7,000         10,663
 Parco Co., Ltd........................................       2,000          7,911
 *Pasco Corp...........................................       1,000          3,383
 *Prima Meat Packers, Ltd..............................       5,000          4,503
 Raito Kogyo Co., Ltd..................................       2,400          9,695
 Rasa Industries, Ltd..................................       3,000          6,565
 Rheon Automatic Machinery Co., Ltd....................       2,000          6,211
 Rohto Pharmaceutical Co., Ltd.........................       2,000         25,753
 *Ryobi, Ltd...........................................       5,000          8,500
 Ryoyo Electro Corp....................................       2,000         24,272
 SMK Corp..............................................       5,000         20,199
 SRL, Inc..............................................       3,000         40,397
 SXL Corp..............................................       3,000          6,741
 Sagami Co., Ltd.......................................       3,000          7,675
 Sakata Inx Corp.......................................       3,000          7,953
 Sanki Engineering Co., Ltd............................       5,000         27,521
 *Sankyo Aluminum Industry Co., Ltd....................      16,000         10,369
 *Sankyu, Inc., Tokyo..................................      20,000         16,832
 Sanyo Shokai, Ltd.....................................       5,000         14,770
 Sanyo Special Steel Co., Ltd..........................       7,000         11,134
 Sasebo Heavy Industries Co., Ltd., Tokyo..............       7,000          6,068
 *Seiko Corp...........................................       3,307         13,556
 *Seiyo Food Systems, Inc..............................       3,000          8,458
 Shikoku Chemicals Corp................................       3,000         10,857
 Shimizu Bank, Ltd.....................................         400         14,476
 Shinagawa Fuel Co., Ltd...............................       3,000         12,548
 Shindengen Electric Manufacturing Co., Ltd............       3,000         16,007
 Shin-Etsu Polymer Co., Ltd............................       5,000         24,954
 Shinki Co., Ltd.......................................       3,000         28,076
 *Shinko Electric Co., Ltd.............................       6,000          9,594
 *Shinmaywa Industries, Ltd............................       5,000         11,067
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......      12,000         18,987
 Showa Sangyo Co., Ltd.................................      10,000         18,515
 *Sumitomo Construction Co., Ltd.......................       6,000          4,242
 *Sumitomo Light Metal Industries, Ltd.................      11,000         10,369
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       2,000          6,581
 Sumitomo Warehouse Co., Ltd...........................       9,000         27,798
 *Sun Wave Corp........................................       2,000          3,518
 Taisei Rotec Corp.....................................       3,000          4,141
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......       4,000          4,949
 Takasago International Corp...........................       3,000         15,932
 Takashima & Co., Ltd..................................       4,000          4,578
 Takiron Co., Ltd......................................       3,000          8,736
 Tamura Corp...........................................       4,000         12,759
 Tasaki Shinju Co., Ltd................................       2,000          7,288
 Teac Corp.............................................       5,000         12,330
 Teisan KK.............................................       5,000         22,639
 Tenma Corp............................................       2,000         28,497
 Toa Corp..............................................      12,000         13,836
 Toa Doro Kogyo Co., Ltd...............................       3,000          5,252
 *Toa Wool Spinning & Weaving Co., Ltd.................       6,000          3,838
 Tochigi Bank, Ltd.....................................       3,000         16,235
 Toenec Corp...........................................       3,000         11,362
 #Toho Zinc Co., Ltd...................................       4,000          7,608
 Tokai Carbon Co., Ltd.................................      12,000         27,975

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tokai Tokyo Securities Co., Ltd.......................       4,000    $     9,123
 Tokico, Ltd...........................................       4,000          7,440
 Tokin Corp............................................       2,000         18,078
 Tokushu Paper Manufacturing Co., Ltd..................       3,000         11,564
 Tokyo Rope Manufacturing Co., Ltd.....................       4,000          4,376
 Tokyo Tatemono Co., Ltd...............................      15,000         27,647
 *Tokyo Tekko Co., Ltd.................................       3,000          2,575
 Tokyo Theatres Co., Inc., Tokyo.......................       6,000          8,433
 *Tokyu Construction Co., Ltd..........................      42,000         26,864
 *Tokyu Hotel Chain Co., Ltd...........................      12,000         20,603
 Tokyu Store Chain Corp................................       4,000         10,335
 Tonami Transportation Co., Ltd........................       3,000          5,656
 Topy Industries, Ltd..................................      16,000         26,124
 *Toshiba Machine Co., Ltd.............................       6,000         20,855
 Tostem Corp...........................................       1,401         24,407
 Totoku Electric Co., Ltd., Tokyo......................       3,000          6,539
 Toyo Chemical Co., Ltd................................       3,000         10,276
 Toyo Communication Equipment Co., Ltd.................       4,000         23,464
 *Toyo Electric Co., Ltd...............................       5,000          5,933
 *Toyo Engineering Corp................................      11,000         27,681
 Toyo Kohan Co., Ltd...................................       3,000          9,039
 Toyo Tire & Rubber Co., Ltd...........................       8,000         14,004
 Toyo Umpanki Co., Ltd.................................       5,000         12,961
 Tsukishima Kikai Co., Ltd.............................       3,000         20,577
 *#Tsumura & Co., Inc..................................       3,000         12,220
 Unisia Jecs Corp......................................       3,000          4,949
 *Unitika, Ltd.........................................      33,000         25,829
 Wakachiku Construction Co., Ltd.......................       4,000          3,602
 Yamatane Securities Co., Ltd..........................      14,000         27,689
 Yamato Kogyo Co., Ltd.................................       6,000         25,905
 Yokohama Reito Co., Ltd...............................       3,000         19,315
 Yomiuri Land Co., Ltd.................................       3,000          9,746
 Yondenko Corp.........................................       2,100          6,822
 Yonekyu Corp..........................................       2,000         18,010
 Yoshimoto Kogyo Co., Ltd..............................       2,000         18,684
 Yuasa Corp............................................       7,000         13,196
 Yurtec Corp...........................................       4,000         11,749
 #Zenchiku Co., Ltd....................................       4,000          7,608
 *Zexel Corp...........................................      15,000         20,451
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $5,361,080)....................................                  3,896,863
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $2,889).......................................                      3,023
                                                                       -----------
TOTAL -- JAPAN
  (Cost $5,363,969)....................................                  3,899,886
                                                                       -----------
UNITED KINGDOM -- (16.5%)
COMMON STOCKS -- (16.4%)
 Abbot Group P.L.C.....................................       7,000         17,403
 Alba P.L.C............................................       1,765         10,343
 *Alldays P.L.C........................................       2,300            441
 Anite Group P.L.C.....................................       7,470         15,653
 *Arena Leisure P.L.C..................................       8,000         10,797
 BPP Holdings P.L.C....................................       1,400          9,198
 Bellway P.L.C.........................................       4,000         24,776
 Benchmark Group P.L.C.................................       5,000         21,345
 Berisford P.L.C.......................................       7,000         12,182
 Bespak P.L.C..........................................       1,360         11,447
                                                            SHARES           VALUE+
                                                            ------           ------
 *Biocompatibles International P.L.C...................       4,000    $    17,474
 Body Shop International P.L.C.........................       8,000         10,910
 Bradford Property Trust P.L.C.........................       6,000         27,446
 *Bradstock Group P.L.C................................      21,000          2,163
 Brake Brothers P.L.C..................................       2,430         24,510
 Brammer (H.) P.L.C....................................       1,933         13,868
 Britax International P.L.C............................      13,300         25,791
 *British Biotech P.L.C................................      30,000          9,376
 British Polythene Industries P.L.C....................       2,000          6,890
 Bulmer (H.P.) Holdings P.L.C..........................       2,002         11,519
 Cannons Group P.L.C...................................      11,000         24,065
 Carpetright P.L.C.....................................       4,000         35,089
 Charter P.L.C.........................................       5,093         14,760
 Chrysalis Group P.L.C.................................       5,000         17,580
 City Centre Restaurants P.L.C.........................       9,500          6,208
 *Communisis P.L.C.....................................       4,553         11,125
 Cordiant Communications Group P.L.C...................      12,000         41,766
 Countrywide Assured Group P.L.C.......................      14,000         22,673
 Courts P.L.C..........................................       2,320         10,794
 Cox Insurance Holdings P.L.C..........................       7,000         24,513
 Croda International P.L.C.............................       4,000         15,513
 *Danka Business Systems P.L.C.........................       7,000          1,740
 Davis Service Group P.L.C.............................       4,000         20,741
 *Dawson International P.L.C...........................       5,138          4,306
 Delta P.L.C...........................................       6,000         10,825
 Derwent Valley Holdings P.L.C.........................       2,000         22,375
 Devro P.L.C...........................................       8,000          5,853
 Dewhirst Group P.L.C..................................       6,000          6,435
 *Dialog Corp. P.L.C...................................       8,000            881
 Diploma P.L.C.........................................       1,500          6,734
 *Elementis P.L.C......................................      13,000         12,835
 Esporta P.L.C.........................................       5,100          8,296
 Euromoney Institutional Investors P.L.C...............       3,960         24,050
 Fairey Group P.L.C....................................       5,378         41,753
 First Choice Holidays P.L.C...........................      14,667         34,901
 Forth Ports P.L.C.....................................       2,048         21,384
 Geest P.L.C...........................................       3,073         27,656
 Go-Ahead Group P.L.C..................................       2,000         24,151
 Grantchester Holdings P.L.C...........................       5,400         14,959
 Greene King P.L.C.....................................       2,000         17,545
 Greggs P.L.C..........................................         640         27,730
 Henlys Group P.L.C....................................       2,800         13,067
 Heywood Williams Group P.L.C..........................       5,000         12,501
 Hiscox P.L.C..........................................       6,000         17,175
 House of Fraser P.L.C.................................       8,000         10,569
 Hunting P.L.C.........................................       5,163         19,914
 Iceland Group P.L.C...................................      13,821         36,324
 Incepta Group P.L.C...................................      11,000         13,205
 JJB Sports P.L.C......................................       6,000         67,337
 Johnston Press P.L.C..................................       7,010         30,125
 Laird Group P.L.C.....................................       6,800         21,977
 London Clubs International P.L.C......................       7,000          4,624
 *London Forfeiting Co.................................       5,000          1,669
 London Merchant Securities P.L.C......................      10,000         22,588
 Low & Bonar P.L.C.....................................       5,000          6,322
 Lynx Holdings P.L.C...................................       5,000          5,221
 MacFarlane Group Clansman P.L.C.......................       6,000          7,203
 Manchester United P.L.C...............................      12,198         28,592
 McBride P.L.C.........................................       6,500          6,094
 Meggitt P.L.C.........................................      13,484         51,529

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Menzies (John) P.L.C..................................       3,000    $    18,582
 *Merant P.L.C.........................................       3,575          3,276
 Mersey Docks & Harbour Co. P.L.C......................       3,580         27,158
 Molins P.L.C..........................................       1,360          3,226
 Mowlem (John) & Co. P.L.C.............................       8,148         23,556
 *NXT P.L.C............................................       2,800         16,607
 Nestor Healthcare Group P.L.C.........................       3,700         31,669
 *Oxford Molecular Group P.L.C.........................       6,530          1,623
 Parity Group P.L.C....................................       6,000          7,032
 Persimmon P.L.C.......................................       9,173         43,460
 *Premier Consolidated Oilfields P.L.C.................      40,000         13,354
 Quick Group P.L.C.....................................      14,903         15,032
 Redrow Group P.L.C....................................      11,000         34,535
 Regent Inns P.L.C.....................................       4,175         11,536
 Renishaw P.L.C........................................       2,904         23,453
 Rotork P.L.C..........................................       4,327         21,730
 SIG P.L.C.............................................       4,300         15,058
 Salvesen (Christian) P.L.C............................      12,000         21,650
 Scapa Group P.L.C.....................................       6,600         10,173
 Senior Engineering Group P.L.C........................      12,000         11,251
 Shanks & McEwan Group P.L.C...........................       8,000         20,059
 Smith (David S.) Holdings P.L.C.......................       9,000         20,457
 St. Ives P.L.C........................................       3,000         18,859
 St. Modwen Properties P.L.C...........................      23,000         37,739
 Stanley Leisure Organisation P.L.C....................       4,000         14,916
 Swan Hill Group P.L.C.................................      13,000         14,682
 T & S Stores P.L.C....................................       7,690         29,769
 Taylor Woodrow P.L.C..................................       8,345         23,236
 Tbi P.L.C.............................................      18,000         21,288
 Tibbett & Britten Group P.L.C.........................       2,300         25,731
 Tilbury Douglas P.L.C.................................       9,249         74,894
 Transport Development Group P.L.C.....................       4,126         15,855
 Vitec Group P.L.C.....................................       2,000         14,916
 Vosper Thornycroft Holdings P.L.C.....................       1,460         26,808
 Westbury P.L.C........................................       5,170         20,638
 Wilson (Connolly) Holdings P.L.C......................       8,000         22,616
 Wimpey (George) P.L.C.................................      11,000         32,504
 Wolverhampton & Dudley Breweries P.L.C................       2,400         15,462
 Yates Brothers Wine Lodges P.L.C......................       3,120          7,535
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,354,016)....................................                  2,030,729
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $13,685)......................................                     13,600
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $2,367,701)....................................                  2,044,329
                                                                       -----------
GERMANY -- (6.8%)
COMMON STOCKS -- (6.8%)
 AGIV AG fuer Industrie & Verkehrswesen................       1,700         17,666
 Andreae-Noris Zahn AG, Anzag..........................         580         14,994
 *Articon Integralis AG................................         400         14,918
 Baader Wertpapier Handelsbank AG......................       1,100          9,277
 *Bayerische Handelsbank AG............................         860         22,597
 Beate Uhse AG.........................................       1,700         18,228
 Bilfinger & Berger Bau AG, Mannheim...................       2,000         35,261
 Binding-Brauerei AG...................................          70         10,799
 *Brau und Brunnen AG..................................         300          5,022
                                                            SHARES           VALUE+
                                                            ------           ------
 *Concordia Bau und Boden AG...........................         933    $     7,513
 *Deutsche Babcock AG, Oberhausen......................         380         12,884
 Duerr Beteiligungs AG.................................         500         11,867
 Dyckerhoff and Widmann AG.............................       1,000          2,924
 Fag Kugelfischer Georg Schaeffer AG...................       3,250         22,589
 Gildemeister AG.......................................       2,400         18,349
 Goldschmidt (T.H.) AG.................................       1,300         28,583
 *Harpen AG............................................       1,250         15,469
 Holsten-Brauerei AG...................................       1,000         16,401
 *Holsten-Brauerie AG, Hamburg.........................         250          3,729
 *Holzmann (Philipp) AG................................         200          2,933
 *Horten AG............................................       2,000         23,987
 *Intertainment AG.....................................         400          1,746
 Iwka AG...............................................       1,166         13,540
 K & S Aktiengesellschaft AG...........................       2,000         34,922
 KWS Kleinwanzlebener Saatzucht AG.....................          15          6,738
 *Kabel New Media AG...................................         900          2,861
 *Kloeckner Humboldt-Deutz AG..........................       3,300          7,552
 Kolbenschmidt Pierburg AG, Duesseldorf................       1,300         16,914
 Kraftuebertragungswerke Rheinfelden AG................          80         19,197
 MVV Energie AG........................................       2,000         27,124
 *MWG Biotech AG.......................................       1,000          3,984
 Mannheimer Aktiengesellschaft Holding AG..............         480         25,022
 *Nuernberger Hypothekenbank AG........................         750         22,313
 Pfleiderer AG.........................................       2,100         17,978
 Phoenix AG, Hamburg...................................       1,000         11,511
 *Plettac AG...........................................          70            447
 Rheinmetall Berlin AG.................................         990         14,055
 Rhoen Klinikum AG.....................................         600         31,023
 Salzgitter AG.........................................       3,100         26,802
 *Schneider Rundfunkwerke AG...........................         710         14,594
 Schwarz Pharma AG.....................................       1,200         27,005
 *Senator Entertainment AG.............................       1,400          8,663
 Ser Systeme...........................................         900          5,874
 Sixt AG...............................................         900         11,710
 *Strabag AG...........................................         166          3,349
 *Stuttgarter Hofbraeu AG..............................       1,000         17,385
 Sued-Chemie AG........................................         200          6,611
 *Sueddeutsche Bodencreditbank AG......................         160          5,330
 Takkt AG..............................................       3,000         19,020
 Tarkett AG............................................       1,200          6,286
 *Teldafax AG..........................................       1,800            610
 Vereinigte Deutsche Nickel-Werke AG...................       2,190         46,593
 Vossloh AG............................................         800         16,593
 Walter AG.............................................       1,000         28,437
 Wcm Beteiligungs......................................       2,000         32,175
                                                                       -----------
TOTAL -- GERMANY
  (Cost $1,307,767)....................................                    849,954
                                                                       -----------
FRANCE -- (6.1%)
COMMON STOCKS -- (6.1%)
 Boiron SA.............................................         300         19,834
 #Bollore Technologies SA..............................         200         40,347
 Brioche Pasq..........................................         400         25,429
 CS Communication et Systemes..........................         321          2,313
 Carbone Lorraine......................................         400         16,189
 *Comptoir des Entrepreneurs SA........................         690         19,300
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................         100         45,263

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *DMC (Dollfus Mieg et Cie)............................         600    $     4,984
 Damart SA.............................................         300         19,872
 De la Rue Imperiale de Lyon...........................          20         29,158
 Fimalac SA............................................       1,650         57,103
 GFI Industries SA.....................................         500         13,392
 *Gaumont..............................................         411         15,328
 *Generale de Geophysique SA...........................         435         29,423
 Grandvision SA........................................         600         11,509
 *Groupe Andre SA......................................         304         33,498
 Groupe du Louvre SA...................................         700         56,485
 Groupe Norbert Dentressangle SA.......................         600         12,435
 Guyenne et Gascogne SA................................         300         23,623
 *Infogrames Entertainment SA..........................       2,750         51,724
 Legris Industries SA..................................         400         18,037
 *Metaleurop SA........................................       1,500          7,374
 *Moulinex SA..........................................       2,880          9,765
 Nord-Est SA...........................................         752         18,478
 Remy Cointreau SA.....................................         921         28,962
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................         160         23,462
 SR Teleperformance....................................       1,656         43,233
 Simco SA..............................................         303         19,917
 Skis Rossignol SA.....................................         648          9,310
 Sopra SA..............................................         500         33,205
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................         400         22,106
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $686,054)......................................                    761,058
                                                                       -----------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Continentale d'Enterprises SA Warrants 10/31/01......         752            701
 *Simco SA CVG Warrants 10/31/03.......................         303          1,490
                                                                       -----------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $2,374)........................................                      2,191
                                                                       -----------
TOTAL -- FRANCE
  (Cost $688,428)......................................                    763,249
                                                                       -----------
AUSTRALIA -- (4.8%)
COMMON STOCKS -- (4.8%)
 Adelaide Bank, Ltd....................................       6,122         16,447
 *Anaconda Nickel NL...................................      17,171         15,667
 *Aurora Gold, Ltd.....................................      15,600          1,226
 Australand Holdings, Ltd..............................      23,300         17,007
 *Australian Magnesium Corp., Ltd......................       8,556         11,623
 Bank of Queensland, Ltd...............................       6,915         23,204
 Caltex Australia, Ltd.................................      13,014         13,457
 *Centaur Mining & Exploration, Ltd....................       1,601            390
 *Climax Mining, Ltd...................................       1,273             41
 Crane (G.E) Holdings, Ltd.............................       4,445         16,560
 Downer Group, Ltd.....................................      14,447          3,969
 Foodland Associates, Ltd..............................       4,429         20,766
 GWA International, Ltd................................      11,676         13,908
 Goldfields, Ltd.......................................      22,716         18,066
 Hills Industries, Ltd.................................      17,555         22,246
 Hills Motorway Group..................................       8,917         21,334
 Jupiters, Ltd.........................................      11,343         21,389
 National Foods, Ltd...................................      13,930         13,628
 Newcrest Mining, Ltd..................................      10,168         21,132
 North Flinders Mines, Ltd.............................       6,728         24,896
                                                            SHARES           VALUE+
                                                            ------           ------
 OPSM Protector, Ltd...................................       2,313    $     2,837
 Origin Energy, Ltd....................................      27,589         38,457
 Pacific BBA, Ltd......................................       6,202         11,317
 *Petsec Energy, Ltd...................................       4,391            300
 *Resolute, Ltd........................................      10,133            488
 Ridley Corp., Ltd.....................................      37,256         13,030
 Simsmetal, Ltd........................................       3,786         10,248
 Sonic Healthcare, Ltd.................................      15,918         60,216
 Sons of Gwalia, Ltd...................................       4,883         23,341
 Spotless Group, Ltd...................................       9,307         32,075
 Thakral Holdings Group................................      78,909         25,199
 Toll Holdings, Ltd....................................       2,573         21,820
 Tourism Assets Holdings, Ltd..........................      29,868          9,674
 *West Australian Newspapers Holdings, Ltd.............       8,689         21,669
 Westralian Sands, Ltd.................................       9,093         20,879
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $725,219)......................................                    588,506
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $1,756).......................................                      1,752
                                                                       -----------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Ridley Corp., Ltd. Options 04/30/02
   (Cost $0)...........................................       3,486            239
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $726,975)......................................                    590,497
                                                                       -----------
HONG KONG -- (4.6%)
COMMON STOCKS -- (4.5%)
 *Allied Group, Ltd....................................     276,000         16,985
 *Allied Properties (Hong Kong), Ltd...................     142,000          4,824
 Asia Financial Holdings, Ltd..........................      52,762         10,147
 Asia Standard International Group, Ltd................     116,666          5,534
 Cafe de Coral Holdings, Ltd...........................      78,000         38,501
 *Century City International Holdings, Ltd.............     394,000          3,839
 Champion Technology Holdings, Ltd.....................     259,170          6,745
 Chen Hsong Holdings, Ltd..............................      72,000         13,200
 *China Aerospace International Holdings, Ltd..........      46,800          6,180
 *China Everbright Technology, Ltd.....................     206,000         14,790
 China Foods Holdings, Ltd.............................      30,000          7,385
 China Hong-Kong Photo Products Holdings, Ltd..........      90,000          9,346
 China Motor Bus Co., Ltd..............................       1,600         14,206
 China Online (Bermuda), Ltd...........................     740,000         10,436
 Continental Mariner Investment Co., Ltd...............      60,000          9,154
 Cross Harbour Tunnel Co., Ltd.........................      29,000         11,619
 *DigitalHongKong.com..................................         329             11
 *Dong-Jun Holdings, Ltd...............................      92,000            165
 Dynamic Holdings, Ltd.................................      92,000         11,087
 Elec & Eltek International Holdings, Ltd..............     132,000         15,570
 *Esun Holdings, Ltd...................................      30,000          3,231
 *Founder Holdings, Ltd................................     122,000         32,456
 Four Seas Frozen Food Holdings, Ltd...................      22,620          1,407
 Four Seas Mercantile Holdings, Ltd....................      60,000         13,616
 Gold Peak Industries (Holdings), Ltd..................      81,250         18,855

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Goldlion Holdings, Ltd................................      37,000    $     2,158
 Grande Holdings, Ltd..................................      28,000         26,924
 Great Wall Electronic International, Ltd..............     142,640          3,054
 Harbour Centre Development, Ltd.......................       9,000          6,923
 International Bank of Asia, Ltd.......................     138,285         38,561
 JCG Holdings, Ltd.....................................      28,000         17,859
 *Kumagai Gumi Hong Kong, Ltd..........................      27,000          4,604
 *Lai Sun Development Co., Ltd.........................      86,000          2,183
 Liu Chong Hing Investment, Ltd........................      18,000         11,770
 Moulin International Holdings, Ltd....................     109,991          9,871
 Ngai Lik Industrial Holdings, Ltd.....................      94,000         33,744
 Oriental Press Group, Ltd.............................     102,000         14,777
 *QPL International Holdings, Ltd......................      23,000         10,026
 Sea Holdings, Ltd.....................................      38,000          8,769
 *Semi-Tech (Global) Co., Ltd..........................      68,346            228
 Shaw Brothers Hong Kong, Ltd..........................      20,000         15,770
 Shell Electric Manufacturing (Holdings) Co., Ltd......      45,600          5,788
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................      90,000          5,366
 Shun Tak Holdings, Ltd................................     224,000         32,739
 Silver Grant International Industries, Ltd............      40,000          4,872
 Sun Hung Kai & Co., Ltd...............................      59,000         10,212
 Tai Cheung Holdings, Ltd..............................      25,000          4,071
 *Tem Fat Hing Fung (Holdings), Ltd....................     348,000          1,383
 *Triplenic Holdings, Ltd..............................     168,000          1,766
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $997,644)......................................                    552,707
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $15,918)......................................                     15,917
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Allied Properties (HK), Ltd. Rights 06/13/01.........      71,000            137
 *Asia Standard International Group, Ltd. Warrants
   09/30/01............................................      23,333            129
 *Champion Technology Holdings, Ltd. Warrants
   12/22/01............................................      51,049            223
 *Gold Peak Industries Holdings, Ltd. Warrants
   02/08/02............................................       8,125            323
 *QPL International Holdings, Ltd. Warrants 01/28/04...       4,600            454
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      1,266
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $1,013,562)....................................                    569,890
                                                                       -----------
SINGAPORE -- (3.5%)
COMMON STOCKS -- (3.5%)
 Amtek Engineering, Ltd................................      18,750          4,561
 Bukit Sembawang Estates, Ltd..........................       1,000          7,132
 Comfort Group, Ltd....................................      55,500         18,717
 First Capital Corp., Ltd..............................      33,000         19,704
 GK Goh Holdings, Ltd..................................      17,000          6,297
 Haw Par Brothers International, Ltd...................      24,000         50,685
 Hitachi Zosen (Singapore), Ltd........................      22,000          5,352
 *Hotel Plaza, Ltd.....................................      25,000          5,805
 Hotel Properties, Ltd.................................      32,000         25,298
                                                            SHARES           VALUE+
                                                            ------           ------
 Inchcape Motors, Ltd..................................      18,000    $    16,718
 *K1 Ventures, Ltd.....................................     120,000         12,273
 Keppel Fels Energy and Infrastructure, Ltd............      27,000         14,927
 Keppel Telecommunications and Transportation, Ltd.....      27,000         17,614
 Kim Eng Holdings, Ltd.................................      65,000         28,568
 Labroy Marine, Ltd....................................     100,000         15,480
 Marco Polo Developments, Ltd..........................      29,000         29,821
 *Orchard Parade Holdings, Ltd.........................      11,239          2,610
 Overseas Union Enterprise, Ltd........................       6,000         22,722
 Robinson & Co., Ltd...................................       9,600         22,822
 Scotts Holdings, Ltd..................................      25,000          4,215
 Straits Trading Co., Ltd..............................      61,200         59,210
 *Tuan Sing Holdings, Ltd..............................      44,000          3,406
 *United Overseas Bank Securities......................      13,000          4,528
 *Van Der Horst, Ltd...................................         240            984
 Vickers Ballas Holdings, Ltd..........................      29,000         14,444
 *Vickers Capital Holdings, Ltd........................      19,696          4,314
 Wing Tai Holdings, Ltd................................      25,000         12,646
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $556,390)......................................                    430,853
                                                                       -----------
PREFERRED STOCKS -- (0.0%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $5,895).......................................       9,900          7,115
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $287).........................................                        287
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $562,572)......................................                    438,255
                                                                       -----------
SWEDEN -- (3.0%)
COMMON STOCKS -- (2.9%)
 Allgon AB Series B....................................       1,400          8,712
 Avesta Polarit........................................      14,800         46,326
 Bergman & Beving AB Series B..........................       2,500         30,187
 Carbo AB..............................................       2,400         38,230
 Catena AB Series A....................................       1,700         10,895
 Esselte AB Series A...................................       1,400          8,972
 Esselte AB Series B...................................       1,100          7,203
 Garphyttan Industrier AB..............................       1,680         14,200
 Hoeganges AB Series B.................................       1,300         21,131
 *Icon Medialab International AB.......................       1,500          1,393
 Lindex AB.............................................         700          9,038
 *Mandator AB..........................................       3,000          1,025
 Nobelpharma AB........................................       1,400         49,414
 Rottneros Bruk AB.....................................      11,700          9,781
 Scandic Hotels AB.....................................       2,300         31,510
 Scribona AB Series A..................................       1,500          2,341
 Sifo Group AB Em 00...................................       2,400         20,174
 Tietoenator Corp......................................       1,015         27,623
 Trelleborg AB Series B................................       3,600         27,419
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $463,510)......................................                    365,574
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swedish Krona
   (Cost $7,908).......................................                      7,471
                                                                       -----------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Cell Network AB Rights 06/15/01
   (Cost $0)...........................................       3,000    $       167
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $471,418)......................................                    373,212
                                                                       -----------
SWITZERLAND -- (2.8%)
COMMON STOCKS -- (2.8%)
 Agie Charmilles Holding AG............................         200         20,513
 Bank Sarasin & Cie Series B, Basel....................          10         23,690
 Bobst SA, Prilly......................................          20         29,152
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................         100         14,715
 *Feldschloesschen-Huerlimann Holding AG,
   Rheinfelden.........................................          60         17,893
 Financiere Michelin, Granges-Paccot...................          50         17,168
 Forbo Holding AG, Eglisau.............................          51         22,230
 Generali (Switzerland) Holdings, Adliswil.............          80         21,917
 Kraftwerk Laufenburg, Laufenburg......................         100         18,060
 #Moevenpick-Holding, Zuerich..........................          40         17,725
 Oz Holding, Zuerich...................................          20         22,742
 Phoenix Mecano AG, Stein am Rhein.....................          50         22,296
 Sarna Kunststoff Holding AG, Sarnen...................          15         15,802
 Schweizerische National Versicherungs Gesellschaft....          30         16,722
 Sika Finanz AG, Baar..................................          90         25,083
 Unaxis Holding AG.....................................          60         10,134
 *Von Roll Holding AG, Gerlafingen.....................       1,359          8,598
 Zuercher Ziegeleien Holding, Zuerich..................          27         21,070
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $407,190)......................................                    345,510
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $3,907).......................................                      3,778
                                                                       -----------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Feldschloessen-Huerlimann Put Options
   (Cost $1,596).......................................         300          1,530
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $412,693)......................................                    350,818
                                                                       -----------
NETHERLANDS -- (2.7%)
COMMON STOCKS -- (2.7%)
 Boskalis Westminster NV...............................       1,200         32,447
 Computer Services Solutions Holding NV................         711         10,697
 Grolsche NV...........................................         800         15,562
 Hollandsche Beton Groep NV............................       1,597         20,981
 Internatio-Mueller NV.................................       1,285         30,062
 Kempen & Co. NV.......................................         336         23,524
 Koninklijke Frans Maas Groep NV.......................         810         19,533
 Koninklijke Nedlloyd NV...............................         922         20,045
 Koninklijke Volker Wessels Stevin NV..................         988         21,480
 NBM-Amstelland NV.....................................       1,158         14,723
 Schuttersveld NV......................................       1,284         16,271
 *Semiconductor Industries NV..........................       1,100          8,624
 Stork NV..............................................         900         11,710
 *Toolex International NV..............................       1,300          6,171
 Twentsche Kabel Holding NV............................         646         19,986
 Unique International NV...............................         751         15,437
                                                            SHARES           VALUE+
                                                            ------           ------
 Van Der Mollen Holding NV.............................         957    $    30,175
 Wegener Arcade NV ....................................       1,631         13,825
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $405,116)......................................                    331,253
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Hollandesche Beton Groep NV Rights 06/06/01..........       1,597              0
 *Koninklijke Frans Maas Group NV Rights 05/31/01......         810              0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          0
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $405,116)......................................                    331,253
                                                                       -----------
SPAIN -- (2.4%)
COMMON STOCKS -- (2.4%)
 Abengoa SA............................................         700         19,283
 *Amper SA.............................................       1,600          8,747
 Azucarera Ebro Agricolas SA...........................       1,737         18,684
 Banco de Valencia SA..................................       3,300         25,006
 Banco Zaragozano SA...................................       6,000         43,279
 Campofrio Alimentacion SA.............................       1,100         11,002
 Cementos Portland SA..................................       1,000         23,818
 Empresa Nacional de Celulosa SA.......................       1,200         18,207
 *Europistas Concesionaria Espanola SA.................       3,356         16,300
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................       3,300         22,405
 *Inmobiliaria Urbis SA................................       4,600         18,715
 Portland Valderrivas SA...............................         900         19,651
 Prosegur Cia de Seguridad SA..........................       2,200         28,438
 Uralita SA............................................       1,900         10,790
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       2,730         12,010
                                                                       -----------
TOTAL -- SPAIN
  (Cost $296,455)......................................                    296,335
                                                                       -----------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
 *Ansaldo Trasporti SpA................................       7,000          5,120
 Banco di Desio e della Brianza SpA....................       5,000         16,020
 Buzzi Unicem SpA......................................       3,000         28,836
 Cia Assicuratrice Unipol SpA..........................       6,000         18,715
 *Dalmine SpA..........................................      82,000         23,701
 Gewiss SpA............................................       6,000         24,920
 *Impregilo SpA........................................      19,000         10,935
 Italmobiliare SpA, Milano.............................         750         22,250
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      11,448         14,555
 *Premaimm SpA.........................................       7,400          1,170
 SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................       5,000         52,383
 SMI STA Metallurgica Italiana SpA.....................      31,000         17,290
 SNIA SpA..............................................      11,700         23,404
 Vianini Lavori SpA....................................      11,000         25,174
                                                                       -----------
TOTAL -- ITALY
  (Cost $251,235)......................................                    284,473
                                                                       -----------
DENMARK -- (1.8%)
COMMON STOCKS -- (1.8%)
 Alm Brand A.S. Series B...............................         623         10,694

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bang & Olufsen Holding A.S. Series B..................         450    $    13,914
 Coloplast A.S. Series B...............................         808         40,415
 DFDS A.S., Copenhagen.................................         384          5,893
 Danske Traelastkompagni A.S...........................       1,000         14,210
 FLS Industries........................................       1,240         15,506
 *Jyske Bank A.S.......................................       1,110         23,596
 Korn-Og Foderstof Kompagnet A.S.......................         700         12,096
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........         960         21,062
 Radiometer A.S. Series B..............................         432         10,509
 #Sas Danmark A.S......................................       1,739         19,077
 *Topdanmark A.S.......................................       1,450         39,396
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $270,184)......................................                    226,368
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $625).........................................                        600
                                                                       -----------
TOTAL -- DENMARK
  (Cost $270,809)......................................                    226,968
                                                                       -----------
NORWAY -- (1.6%)
COMMON STOCKS -- (1.6%)
 Aker Maritim ASA......................................       2,500         20,018
 Hafslund ASA..........................................       4,500         19,217
 *Leif Hoegh & Co. ASA.................................       1,812         13,542
 Nera ASA..............................................       4,600         14,979
 *Prosafe ASA..........................................       1,400         18,833
 Rieber and Son ASA Series A...........................       3,600         20,371
 Smedvig ASA Series A..................................       2,600         25,815
 *Tandberg ASA.........................................       2,600         31,922
 *Tandberg Television ASA..............................       2,600         22,901
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       1,400         11,061
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $224,311)......................................                    198,659
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $4,082).......................................                      3,942
                                                                       -----------
TOTAL -- NORWAY
  (Cost $228,393)......................................                    202,601
                                                                       -----------
FINLAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Amer-Yhtymae Oyj Series A.............................       1,100         24,708
 Finnair Oyj...........................................       3,800         15,750
 Finnlines Oyj.........................................         900         19,071
 Instrumentarium Oy....................................         800         24,445
 KCI Konecranes International Oyj......................         600         18,461
 Kemira Oyj............................................       4,600         25,734
 Partek Oyj............................................       1,900         18,521
 *Stonesoft Corp.......................................       2,191          8,599
 Tamro Oyj.............................................       4,800         11,799
 Uponor Oyj Series A...................................       1,500         21,881
 Viking Line AB........................................         400          7,798
                                                                       -----------
TOTAL -- FINLAND
  (Cost $238,581)......................................                    196,767
                                                                       -----------
NEW ZEALAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 Fernz Corp., Ltd......................................       6,407          9,949
                                                            SHARES           VALUE+
                                                            ------           ------
 Independent Newspapers, Ltd. (Auckland)...............      15,600    $    23,269
 Natural Gas Corp. Holdings, Ltd.......................      42,480         20,831
 New Zealand Refining Co., Ltd.........................       1,008          6,550
 Ports of Auckland.....................................       5,962         14,033
 Trustpower, Ltd.......................................      18,000         25,819
 United Networks, Ltd..................................       6,200         21,409
 Warehouse Group, Ltd..................................      14,308         32,626
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $184,195)......................................                    154,486
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $3,015).......................................                      3,001
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $187,210)......................................                    157,487
                                                                       -----------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
 Ackermans & Van Haaren SA.............................       1,200         36,759
 *Afrifina.............................................         140         10,383
 *Brederode SA.........................................         102          2,248
 CMB (Cie Martime Belge)...............................         300         20,979
 Cofinimmo SA..........................................         220         16,503
 Creyf's SA............................................         700         14,477
 Deceuninck SA.........................................       1,300         18,457
 Immobel (Cie Immobiliere de Belgique SA)..............         200          7,849
 Spector Photo Group SA................................         188          1,594
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $163,410)......................................                    129,249
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Afrifina Rights 05/16/01.............................         140            759
 *Creyf's SA Rights 06/12/01...........................         700              0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                        759
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $163,410)......................................                    130,008
                                                                       -----------
IRELAND -- (1.0%)
COMMON STOCKS -- (1.0%)
 Anglo Irish Bank Corp. P.L.C..........................       7,423         27,055
 DCC P.L.C.............................................       2,250         20,216
 Green Property Co.....................................       3,447         22,088
 Greencore Group P.L.C.................................       6,349         13,723
 IAWS Group P.L.C......................................       4,260         26,792
 Waterford Wedgwood P.L.C..............................      19,145         18,500
                                                                       -----------
TOTAL -- IRELAND
  (Cost $118,425)......................................                    128,374
                                                                       -----------
AUSTRIA -- (1.0%)
COMMON STOCKS -- (1.0%)
 BBAG Oesterreichische Brau-Beteiligungs...............         362         12,850
 Bohler Uddeholm AG....................................         385         14,016
 Brau Union Goess-Reinighaus AG........................         420         14,703
 Flughafen Wien AG.....................................         543         17,490
 Mayr-Melnhof Karton AG................................         420         18,092
 Oberbank AG...........................................         305         18,019

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Rhi AG, Wien..........................................        833     $    15,096
 Va Technologie AG.....................................        444          14,259
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $164,621)......................................                    124,525
                                                                       -----------
EMU -- (0.3%)
INVESTMENT IN CURRENCY -- (0.3%)
 *Euro Currency
   (Cost $32,948)......................................                     32,425
                                                                       -----------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Kuala Lumpur Industries Holdings Berhad..............     12,000           1,563
 *Promet Berhad........................................     23,000           1,755
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $36,685).......................................                      3,318
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (3.4%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $436,118) to be
   repurchased at $428,046.
   (Cost $428,000).....................................     $  428         428,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $15,736,973)++.....                $12,422,624
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $15,737,077.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
COMMERCIAL PAPER -- (66.3%)
Abbott Laboratories C.P.
    3.980%, 06/01/01...................................   $      600   $   600,000
Barclays U.S. Funding Corp. C.P.
    3.980%, 06/18/01...................................          600       598,872
Bayer Corp. C.P.
    3.960%, 06/26/01...................................          600       598,350
BellSouth Corp. C.P.
    3.980%, 06/07/01...................................          600       599,592
BP Amoco Capital C.P.
    4.200%, 06/01/01...................................          600       600,000
CDC Commercial Paper Corp. C.P.
    3.990%, 06/20/01...................................          600       598,740
Ciesco L.P. C.P.
    4.000%, 06/14/01...................................          600       599,133
Colgate Palmolive C.P.
    3.980%, 06/12/01...................................          600       599,261
Dexia Delaware C.P.
    4.000%, 06/18/01...................................          600       598,872
Dow Jones & Co., Inc. C.P.
    4.000%, 06/08/01...................................          600       599,529
Eksportfinans C.P.
    4.060%, 06/01/01...................................          600       600,000
Emerson Electric Co. C.P.
    3.980%, 06/15/01...................................          600       599,050
Enterprise Funding Corp. C.P.
    4.000%, 06/11/01...................................          600       599,333
Equipment Intermediation Partnership C.P.
    4.050%, 06/06/01...................................          600       599,664
Kittyhawk Funding Corp. C.P.
    4.010%, 06/11/01...................................          600       599,332
Koch Industries, Inc. C.P.
    4.170%, 06/01/01...................................          600       600,000
Merck & Co. C.P.
    3.950%, 06/28/01...................................          400       398,812
Panasonic Finance America C.P.
    4.180%, 06/01/01...................................          600       600,000
Pfizer, Inc. C.P.
    3.960%, 06/13/01...................................          600       599,200
Pitney Bowes Credit Corp. C.P.
    3.970%, 06/20/01...................................          600       598,740
Sheffield Receivables Corp. C.P.
    4.010%, 06/18/01...................................          600       598,869
Siemens Capital Corp. C.P.
    3.950%, 06/06/01...................................          600       599,664
Toyota Motor Credit Corp. C.P.
    3.960%, 06/07/01...................................          600       599,597
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

University of Calfornia C.P.
    3.980%, 06/27/01...................................   $      600   $   598,722
Windmill Funding Corp. C.P.
    4.000%, 06/18/01...................................          600       598,853
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $14,781,799)...................................                 14,782,185
                                                                       -----------
BONDS -- (11.7%)
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................          500       501,214
Elf Aquitaine Corporate Bonds
    8.000%, 10/15/01...................................          500       506,971
Ford Motor Credit Co. Corporate Bonds
    7.000%, 09/25/01...................................          600       605,102
IBM Corp. Corporate Bonds
    5.950%, 06/04/01...................................          500       500,000
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................          500       502,288
                                                                       -----------
TOTAL BONDS
  (Cost $2,600,742)....................................                  2,615,575
                                                                       -----------
AGENCY OBLIGATIONS -- (10.9%)
Federal Farm Credit Bank
    5.000%, 02/03/03...................................          600       605,071
Federal Home Loan Bank
    4.500%, 04/25/03...................................          600       599,128
Federal Home Loan Mortgage Corporation
    7.375%, 05/15/03...................................          600       630,838
Federal National Mortgage Association
    4.625%, 05/15/03...................................          600       600,906
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $2,431,168)....................................                  2,435,943
                                                                       -----------
VARIABLE RATE OBLIGATIONS -- (5.4%)
General Electric Capital Corp.
    ***4.090%, 06/22/01................................          600       599,880
JP Morgan Chase & Co.
    ***4.493%, 06/06/01................................          600       600,360
                                                                       -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,200,389)....................................                  1,200,240
                                                                       -----------

CERTIFICATES OF DEPOSIT -- (2.3%)
Bayerische Landesbank

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    6.060%, 06/18/01 (Cost $500,000)...................          500       500,364
                                                                       -----------

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.1%)
Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
  06/01/01 (Collateralized by U.S. Treasury Notes
  6.50%, 05/31/02, valued at $706,225) to be
  repurchased at $694,075.
  (Cost $694,000)......................................   $      694   $   694,000
                                                                       -----------
TOTAL INVESTMENTS -- (99.7%) (Cost $22,208,098)++......                 22,228,307
                                                                       -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- (0.3%)........                     64,295
                                                                       -----------
NET ASSETS -- (100.0%)
 Applicable to 2,169,710 Outstanding $.01 Par Value
   Shares (50,000,000 Shares Authorized)...............                $22,292,602
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $     10.27
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of May 31, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $22,208,098.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENTS OF NET ASSETS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (76.8%)
COMMERCIAL PAPER -- (60.6%)
Abbott Laboratories C.P.
    3.990%, 06/18/01...................................   $      500   $   499,060
Bayer Corp. C.P.
    3.960%, 06/26/01...................................          500       498,625
BellSouth Corp. C.P.
    3.980%, 06/07/01...................................          500       499,660
CDC Commercial Paper Corp. C.P.
    3.990%, 06/20/01...................................          500       498,950
Ciesco L.P. C.P.
    4.000%, 06/14/01...................................          500       499,278
Colgate Palmolive C.P.
    3.980%, 06/12/01...................................          500       499,384
Corporate Asset Funding Corp. C.P.
    4.000%, 06/28/01...................................          500       498,519
Dexia Delaware C.P.
    4.000%, 06/18/01...................................          500       499,060
Enterprise Funding Corp. C.P.
    4.000%, 06/11/01...................................          500       499,445
Equipment Intermediation Partnership C.P.
    4.050%, 06/06/01...................................          500       499,720
Govco, Inc. C.P.
    3.950%, 07/13/01...................................          500       497,678
Kittyhawk Funding Corp. C.P.
    4.010%, 06/11/01...................................          500       499,443
Merck & Co. C.P.
    3.950%, 06/28/01...................................          500       498,515
Paccar Financial Corp. C.P.
    3.970%, 06/19/01...................................          500       499,005
Panasonic Finance America C.P.
    4.180%, 06/01/01...................................          500       500,000
Pfizer, Inc. C.P.
    3.960%, 06/13/01...................................          500       499,333
Pitney Bowes Credit Corp. C.P.
    3.940%, 06/18/01...................................          500       499,060
SBC Communication, Inc. C.P.
    3.980%, 06/06/01...................................          500       499,720
Sheffield Receivables Corp. C.P.
    4.010%, 06/18/01...................................          500       499,058
Siemens Capital Corp. C.P.
    3.950%, 06/06/01...................................          500       499,720
USAA Capital Corp. C.P.
    3.930%, 06/15/01...................................          500       499,222
University of Calfornia C.P.
    3.980%, 06/27/01...................................          500       498,935
Windmill Funding Corp. C.P.
    4.070%, 06/11/01...................................          500       499,435
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $11,480,493)...................................                 11,480,825
                                                                       -----------
BONDS -- (8.8%)
Bank Netherland Gemeenten
    7.875%, 03/07/05...................................          500       537,950
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
France Telecom SA Eurobond
    6.875%, 10/01/01...................................   $      300   $   302,700
Interamerican Developement Bank Corporate Bonds
    6.500%, 10/20/04...................................          500       520,628
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................          300       301,373
                                                                       -----------
TOTAL BONDS
  (Cost $1,662,825)....................................                  1,662,651
                                                                       -----------
VARIABLE RATE OBLIGATIONS -- (4.8%)
***General Electric Capital Corp.
    4.090%, 06/22/01...................................          400       399,920
***JP Morgan Chase & Co.
    4.493%, 06/06/01...................................          500       500,300
                                                                       -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $900,320)......................................                    900,220
                                                                       -----------
AGENCY OBLIGATIONS -- (2.6%)
Student Loan Marketing Association
    4.750%, 04/23/04...................................          500       497,528
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $14,539,935)...................................                 14,541,224
                                                                       -----------
JAPAN -- (9.5%)
BONDS -- (9.5%)
European Investment Bank
    0.875%, 11/08/04...................................       44,000       378,973
Kansai International Airport Co., Ltd.
    1.300%, 07/29/04...................................       37,000       321,640
Proctor & Gamble Co.
    1.500%, 12/07/05...................................       46,000       404,252
Toyota Motor Credit Corp. Medium Term Notes
    1.000%, 12/20/04...................................       47,000       405,445
World Bank (International Bank for Reconstruction and
  Development)
    4.750%, 12/20/04...................................       30,000       293,285
                                                                       -----------
TOTAL -- JAPAN
  (Cost $1,939,682)....................................                  1,803,595
                                                                       -----------
SWEDEN -- (7.4%)
BONDS -- (7.4%)
Denmark Kingdom
    5.375%, 09/15/03...................................        4,000       374,428
Kommuninvest
    5.875%, 01/15/04...................................        3,000       283,162
Oresundskonsortiet
    5.500%, 08/19/04...................................        4,000       373,090
Sweden (Kingdom of)
    5.000%, 01/15/04...................................        4,000       374,799
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $1,511,153)....................................                  1,405,479
                                                                       -----------

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
CANADA -- (3.3%)
BONDS -- (3.3%)
Canadian Government Bond
    7.500%, 12/01/03...................................   $      800   $   544,983
Toyota Credit Canada, Inc.
    7.375%, 12/31/01...................................          100        65,613
                                                                       -----------
TOTAL -- CANADA
  (Cost $620,254)......................................                    610,596
                                                                       -----------

EMU -- (0.0%)
                                                            SHARES
                                                            ------
                                                           -------           ------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $2,143).......................................                      1,967
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (2.1%)
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $409,500) to be
   repurchased at $403,043.
   (Cost $403,000).....................................   $      403   $   403,000
                                                                       -----------
TOTAL INVESTMENTS -- (99.1%) (Cost $19,016,167)++......                 18,765,861
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (0.9%)
 Interest Receivable...................................                    117,581
 Other Assets in Excess of Other Liabilities...........                     48,710
                                                                       -----------
                                                                           166,291
NET ASSETS -- (100.0%)
  Applicable to 1,844,147 Outstanding $.01 Par Value
  Shares (50,000,000 Shares Authorized)................                $18,932,152
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $     10.27
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
 ***  Rates shown are the rates as of May 31, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $19,016,167.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                 VA SMALL       VA LARGE
                                                                   VALUE          VALUE
                                                                 PORTFOLIO      PORTFOLIO
                                                                -----------    -----------
ASSETS:
Investments at Value........................................    $   25,744     $   38,564
Collateral for Securities Loaned............................         1,134            422
Receivables:
  Dividends and Interest....................................            22             94
  Investment Securities Sold................................            42            955
  Fund Shares Sold..........................................            --              5
Prepaid Expenses and Other Assets...........................             3              1
                                                                ----------     ----------
    Total Assets............................................        26,945         40,041
                                                                ----------     ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................         1,134            422
  Investment Securities Purchased...........................           248          1,449
  Fund Shares Redeemed......................................             1             --
Accrued Expenses and Other Liabilities......................            19             27
                                                                ----------     ----------
    Total Liabilities.......................................         1,402          1,898
                                                                ----------     ----------
NET ASSETS..................................................    $   25,543     $   38,143
                                                                ==========     ==========
SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................     2,167,817      2,690,006
                                                                ==========     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $    11.78     $    14.18
                                                                ==========     ==========
Investments at Cost.........................................    $   24,947     $   34,186
                                                                ==========     ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                VA INTERNATIONAL    VA INTERNATIONAL
                                                                     VALUE               SMALL
                                                                   PORTFOLIO           PORTFOLIO
                                                                ----------------    ----------------
ASSETS:
Investment at Value.........................................       $   21,747          $   12,423
Collateral for Securities Loaned............................              499                 256
Cash........................................................               16                  15
Receivables:
  Dividends and Interest....................................               95                  63
  Fund Shares Sold..........................................                5                  --
                                                                   ----------          ----------
    Total Assets............................................           22,362              12,757
                                                                   ----------          ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................              499                 256
  Investment Securities Purchased...........................                4                  --
Accrued Expenses and Other Liabilities......................               16                  15
                                                                   ----------          ----------
    Total Liabilities.......................................              519                 271
                                                                   ----------          ----------
NET ASSETS..................................................       $   21,843          $   12,486
                                                                   ==========          ==========
SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................        2,038,695           1,732,155
                                                                   ==========          ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....       $    10.71          $     7.21
                                                                   ==========          ==========
Investments at Cost.........................................       $   22,326          $   15,737
                                                                   ==========          ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                     VA
                                          VA SMALL   VA LARGE   INTERNATIONAL
                                            VALUE      VALUE        VALUE
                                          PORTFOLIO  PORTFOLIO    PORTFOLIO
                                          ---------  ---------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0 and $39
    respectively).......................   $  124     $  309        $ 310
  Interest..............................       11         15           13
  Income from Securities Lending........       20          1            6
                                           ------     ------        -----
      Total Investment Income...........      155        325          329
                                           ------     ------        -----
EXPENSES
  Investment Advisory Services..........       56         43           44
  Accounting & Transfer Agent Fees......       11         18           13
  Custodian Fees........................        1          2            3
  Audit Fees............................        1          3            2
  Filing Fees...........................       --          1            1
  Shareholders' Reports.................        4         10            5
  Other.................................        2          1            1
                                           ------     ------        -----
      Total Expenses....................       75         78           69
                                           ------     ------        -----
  NET INVESTMENT INCOME (LOSS)..........       80        247          260
                                           ------     ------        -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      705       (944)          62
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............       --         --            1
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................    4,893      6,760         (139)
    Translation of Foreign Currency
      Denominated Amounts...............       --         --            2
                                           ------     ------        -----
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....    5,598      5,816          (74)
                                           ------     ------        -----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $5,678     $6,063        $ 186
                                           ======     ======        =====

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                               VA            VA
                                          INTERNATIONAL  SHORT-TERM  VA GLOBAL
                                              SMALL        FIXED       BOND
                                            PORTFOLIO    PORTFOLIO   PORTFOLIO
                                          -------------  ----------  ---------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $25, $0 and $0
    respectively).......................      $172            --         --
  Interest..............................         9          $600       $416
  Income from Securities Lending........         7            --         --
                                              ----          ----       ----
      Total Investment Income...........       188           600        416
                                              ----          ----       ----
EXPENSES
  Investment Advisory Services..........        30            26         22
  Accounting & Transfer Agent Fees......         7             5         11
  Custodian Fees........................         5             1          1
  Audit Fees............................         1             1          1
  Shareholders' Reports.................         4             4          3
  Other.................................         1             4          1
                                              ----          ----       ----
      Total Expenses....................        48            41         39
                                              ----          ----       ----
  NET INVESTMENT INCOME (LOSS)..........       140           559        377
                                              ----          ----       ----
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................       108             3         33
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............        --            --         77
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................       425            42         52
    Translation of Foreign Currency
      Denominated Amounts...............         1            --         (1)
                                              ----          ----       ----
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....       534            45        161
                                              ----          ----       ----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............      $674          $604       $538
                                              ====          ====       ====

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                              VA SMALL VALUE PORTFOLIO        VA LARGE VALUE
                                                                                                 PORTFOLIO
                                                              -------------------------   -----------------------
                                                              SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                ENDED          ENDED        ENDED         ENDED
                                                               MAY 31,       NOV. 30,     MAY 31,        NOV. 30,
                                                                 2001          2000         2001           2000
                                                                --------     ---------      -------      --------
                                                              (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................    $     80     $     171      $   247      $    624
  Net Realized Gain (Loss) on Investment Securities Sold....         705         3,204         (944)        2,220
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................       4,893        (2,088)       6,760        (2,350)
                                                                --------     ---------      -------      --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................       5,678         1,287        6,063           494
                                                                --------     ---------      -------      --------
Distributions From:
  Net Investment Income.....................................        (172)         (102)        (617)         (501)
  Net Realized Gains........................................      (3,204)       (3,571)      (2,220)       (5,803)
                                                                --------     ---------      -------      --------
    Total Distributions.....................................      (3,376)       (3,673)      (2,837)       (6,304)
                                                                --------     ---------      -------      --------
Capital Share Transactions (1):
  Shares Issued.............................................       2,207         4,126        4,215         6,339
  Shares Issued in Lieu of Cash Distributions...............       3,377         3,673        2,837         6,304
  Shares Redeemed...........................................      (1,475)       (5,369)      (2,531)       (8,719)
                                                                --------     ---------      -------      --------
  Net Increase (Decrease) from Capital Share Transactions...       4,109         2,430        4,521         3,924
                                                                --------     ---------      -------      --------
    Total Increase (Decrease)...............................       6,411            44        7,747        (1,886)
NET ASSETS
  Beginning of Period.......................................      19,132        19,088       30,396        32,282
                                                                --------     ---------      -------      --------
  End of Period.............................................    $ 25,543     $  19,132      $38,143      $ 30,396
                                                                ========     =========      =======      ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................         206           365          314           503
   Shares Issued in Lieu of Cash Distributions..............         361           357          233           502
   Shares Redeemed..........................................        (138)         (477)        (192)         (688)
                                                                --------     ---------      -------      --------
                                                                     429           245          355           317
                                                                ========     =========      =======      ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                               VA INTERNATIONAL VALUE     VA INTERNATIONAL SMALL
                                                                      PORTFOLIO                  PORTFOLIO
                                                              -------------------------   -----------------------
                                                              SIX MONTHS                  SIX MONTHS       YEAR
                                                                ENDED        YEAR ENDED     ENDED         ENDED
                                                               MAY 31,       NOV. 30,     MAY 31,        NOV. 30,
                                                                 2001          2000         2001           2000
                                                                --------     ---------      -------      --------
                                                              (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................    $    260     $     383      $   140      $    247
  Net Realized Gain (Loss) on Investment Securities Sold....          62         1,180          108           982
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................           1            (2)          --            --
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............        (139)       (1,918)         425        (1,768)
    Translation of Foreign Currency Denominated Amounts.....           2            (3)           1            (1)
                                                                --------     ---------      -------      --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................         186          (360)         674          (540)
                                                                --------     ---------      -------      --------
Distributions From:
  Net Investment Income.....................................        (403)         (396)        (302)         (299)
  Net Realized Gains........................................      (1,176)       (1,643)        (937)         (157)
                                                                --------     ---------      -------      --------
    Total Distributions.....................................      (1,579)       (2,039)      (1,239)         (456)
                                                                --------     ---------      -------      --------
Capital Share Transactions (1):
  Shares Issued.............................................       2,273         3,625        1,483         2,274
  Shares Issued in Lieu of Cash Distributions...............       1,579         2,039        1,239           456
  Shares Redeemed...........................................      (1,648)       (5,850)      (1,038)       (3,675)
                                                                --------     ---------      -------      --------
  Net Increase (Decrease) from Capital Share Transactions...       2,204          (186)       1,684          (945)
                                                                --------     ---------      -------      --------
    Total Increase (Decrease)...............................         811        (2,585)       1,119        (1,941)
NET ASSETS
  Beginning of Period.......................................      21,032        23,617       11,367        13,308
                                                                --------     ---------      -------      --------
  End of Period.............................................    $ 21,843     $  21,032      $12,486      $ 11,367
                                                                ========     =========      =======      ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................         207           309          212           280
   Shares Issued in Lieu of Cash Distributions..............         145           171          179            57
   Shares Redeemed..........................................        (148)         (500)        (147)         (451)
                                                                --------     ---------      -------      --------
                                                                     204           (20)         244          (114)
                                                                ========     =========      =======      ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                 VA SHORT-TERM FIXED          VA GLOBAL BOND
                                                                      PORTFOLIO                  PORTFOLIO
                                                              -------------------------   -----------------------
                                                              SIX MONTHS                  SIX MONTHS       YEAR
                                                                ENDED        YEAR ENDED     ENDED         ENDED
                                                               MAY 31,       NOV. 30,     MAY 31,        NOV. 30,
                                                                 2001          2000         2001           2000
                                                                --------     ---------      -------      --------
                                                              (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................    $    559     $   1,156      $   377      $    631
  Net Realized Gain (Loss) on Investment Securities Sold....           3            (5)          33           (78)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................          --            --           77           550
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          42            78           52          (178)
    Translation of Foreign Currency Denominated Amounts.....          --            --           (1)          (77)
                                                                --------     ---------      -------      --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................         604         1,229          538           848
                                                                --------     ---------      -------      --------
Distributions From:
  Net Investment Income.....................................      (1,155)         (997)      (1,127)         (743)
  Net Realized Gains........................................          --            --           --           (19)
                                                                --------     ---------      -------      --------
    Total Distributions.....................................      (1,155)         (997)      (1,127)         (762)
                                                                --------     ---------      -------      --------
Capital Share Transactions (1):
  Shares Issued.............................................       2,797         5,737        3,236         5,394
  Shares Issued in Lieu of Cash Distributions...............       1,155           997        1,127           762
  Shares Redeemed...........................................      (1,517)       (8,692)      (1,079)       (3,158)
                                                                --------     ---------      -------      --------
  Net Increase (Decrease) from Capital Share Transactions...       2,435        (1,958)       3,284         2,998
                                                                --------     ---------      -------      --------
    Total Increase (Decrease)...............................       1,884        (1,726)       2,695         3,084
NET ASSETS
  Beginning of Period.......................................      20,409        22,135       16,237        13,153
                                                                --------     ---------      -------      --------
  End of Period.............................................    $ 22,293     $  20,409      $18,932      $ 16,237
                                                                ========     =========      =======      ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................         274           560          317           519
   Shares Issued in Lieu of Cash Distributions..............         115           100          113            75
   Shares Redeemed..........................................        (147)         (855)        (106)         (305)
                                                                --------     ---------      -------      --------
                                                                     242          (195)         324           289
                                                                ========     =========      =======      ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         VA SMALL VALUE PORTFOLIO                        VA LARGE VALUE PORTFOLIO
                      ---------------------------------------------------------------  ----------------------------
                      SIX MONTHS     YEAR       YEAR       YEAR      YEAR      YEAR    SIX MONTHS   YEAR     YEAR
                         ENDED      ENDED      ENDED      ENDED     ENDED     ENDED      ENDED     ENDED    ENDED
                        MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,   MAY 31,   NOV. 30, NOV. 30,
                         2001        2000       1999       1998      1997      1996       2001      2000     1999
-------------------------------------------------------------------------------------------------------------------
                      (UNAUDITED)                                                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............   $ 11.01     $  12.78  $   13.11  $   15.45  $ 11.75   $ 9.69     $ 13.02   $ 16.00  $ 16.51
                       -------     --------  ---------  ---------  -------   ------     -------   -------  -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...      0.04         0.10       0.07       0.04     0.06     0.03        0.09      0.27     0.25
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....      2.67         0.58       0.76      (1.27)    3.78     2.05        2.29     (0.14)    0.38
                       -------     --------  ---------  ---------  -------   ------     -------   -------  -------
    Total from
      Investment
      Operations....      2.71         0.68       0.83      (1.23)    3.84     2.08        2.38      0.13     0.63
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........     (0.10)       (0.07)     (0.04)     (0.06)   (0.03)   (0.02)      (0.27)    (0.25)   (0.07)
  Net Realized
    Gains...........     (1.84)       (2.38)     (1.12)     (1.05)   (0.11)      --       (0.95)    (2.86)   (1.07)
                       -------     --------  ---------  ---------  -------   ------     -------   -------  -------
    Total
    Distributions...     (1.94)       (2.45)     (1.16)     (1.11)   (0.14)   (0.02)      (1.22)    (3.11)   (1.14)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........   $ 11.78     $  11.01  $   12.78  $   13.11  $ 15.45   $11.75     $ 14.18   $ 13.02  $ 16.00
===================================================================================================================
Total Return........     29.12%#       6.62%      7.10%     (8.45)%   33.02%  21.47%      19.83%#    1.52%    4.24%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $25,543     $ 19,132  $  19,088  $  17,832  $17,428   $8,058     $38,143   $30,396  $32,282
Ratio of Expenses to
  Average Net
  Assets............      0.67%*       0.68%      0.67%      0.70%    0.71%    1.05%       0.45%*    0.45%    0.43%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets........      0.71%*       0.86%      0.51%      0.32%    0.45%    0.34%       1.44%*    2.02%    1.54%
Portfolio Turnover
  Rate..............        18%*         42%        47%        23%      21%       5%         19%*      29%      52%
-------------------------------------------------------------------------------------------------------------------

                       VA LARGE VALUE PORTFOLIO
                      --------------------------
                        YEAR     YEAR     YEAR
                       ENDED    ENDED    ENDED
                      NOV. 30, NOV. 30, NOV. 30,
                        1998     1997     1996
--------------------
Net Asset Value,
  Beginning of
  Period............  $ 16.08  $ 13.46  $ 11.29
                      -------  -------  -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...     0.24     0.24     0.17
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....     1.47     3.07     2.12
                      -------  -------  -------
    Total from
      Investment
      Operations....     1.71     3.31     2.29
--------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........    (0.24)   (0.23)   (0.12)
  Net Realized
    Gains...........    (1.04)   (0.46)      --
                      -------  -------  -------
    Total
    Distributions...    (1.28)   (0.69)   (0.12)
--------------------
Net Asset Value, End
  of Period.........  $ 16.51  $ 16.08  $ 13.46
====================
Total Return........    11.46%   25.72%   20.45%
--------------------
Net Assets, End of
  Period
  (thousands).......  $30,187  $24,545  $13,570
Ratio of Expenses to
  Average Net
  Assets............     0.46%    0.48%    1.03%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets........     1.49%    1.71%    1.59%
Portfolio Turnover
  Rate..............       23%      20%      19%
--------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             VA INTERNATIONAL VALUE PORTFOLIO
                      -------------------------------------------------------------------------------
                      SIX MONTHS         YEAR           YEAR           YEAR          YEAR      YEAR
                         ENDED          ENDED          ENDED          ENDED         ENDED     ENDED
                        MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,  NOV. 30,
                         2001            2000           1999           1998          1997      1996
-----------------------------------------------------------------------------------------------------
                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............   $ 11.46         $  12.73      $   11.65      $   10.87      $ 11.41   $ 10.03
                       -------         --------      ---------      ---------      -------   -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...      0.13             0.12           0.20           0.19         0.17      0.11
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....     (0.02)           (0.29)          1.66           0.91        (0.56)     1.29
                       -------         --------      ---------      ---------      -------   -------
    Total from
      Investment
      Operations....      0.11            (0.17)          1.86           1.10        (0.39)     1.40
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........     (0.22)           (0.21)         (0.21)         (0.18)       (0.10)       --
  Net Realized
    Gains...........     (0.64)           (0.89)         (0.57)         (0.14)       (0.05)    (0.02)
                       -------         --------      ---------      ---------      -------   -------
    Total
    Distributions...     (0.86)           (1.10)         (0.78)         (0.32)       (0.15)    (0.02)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........   $ 10.71         $  11.46      $   12.73      $   11.65      $ 10.87   $ 11.41
=====================================================================================================
Total Return........      0.84%#          (1.68)%        17.21%         10.43%       (3.45)%   13.92%
-----------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $21,843         $ 21,032      $  23,617      $  21,091      $17,610   $10,517
Ratio of Expenses to
  Average Net
  Assets............      0.63%*           0.66%          0.65%          0.68%        0.76%     1.17%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets........      2.40%*           1.71%          1.70%          1.63%        1.83%     1.29%
Portfolio Turnover
  Rate..............         3%*              7%            20%            27%           8%        4%
-----------------------------------------------------------------------------------------------------

                                            VA INTERNATIONAL SMALL PORTFOLIO
                      ----------------------------------------------------------------------------
                      SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                         ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                        MAY 31,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                         2001           2000         1999         1998         1997         1996
--------------------
                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............   $    7.64      $  8.31      $  7.78      $  7.99      $ 10.48      $  9.71
                       ---------      -------      -------      -------      -------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...        0.22         0.15         0.12         0.11         0.09         0.06
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....        0.18        (0.53)        1.04        (0.14)       (2.30)        0.71
                       ---------      -------      -------      -------      -------      -------
    Total from
      Investment
      Operations....        0.40        (0.38)        1.16        (0.03)       (2.21)        0.77
--------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........       (0.20)       (0.19)       (0.13)       (0.09)       (0.06)          --
  Net Realized
    Gains...........       (0.63)       (0.10)       (0.50)       (0.09)       (0.22)          --
                       ---------      -------      -------      -------      -------      -------
    Total
    Distributions...       (0.83)       (0.29)       (0.63)       (0.18)       (0.28)          --
--------------------
Net Asset Value, End
  of Period.........   $    7.21      $  7.64      $  8.31      $  7.78      $  7.99      $ 10.48
====================
Total Return........        5.70%#      (4.81)%      16.44%       (0.23)%     (21.54)%       7.93%
--------------------
Net Assets, End of
  Period
  (thousands).......   $  12,486      $11,367      $13,308      $12,748      $ 9,884      $ 6,007
Ratio of Expenses to
  Average Net
  Assets............        0.80%*       0.80%        0.79%        0.90%        0.99%        1.27%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets........        2.35%*       1.95%        1.53%        1.56%        1.32%        0.63%
Portfolio Turnover
  Rate..............          12%*         12%          14%          21%           9%           6%
--------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               VA SHORT-TERM FIXED PORTFOLIO                           VA GLOBAL BOND PORTFOLIO
                      -------------------------------------------------------------------------------  ------------------------
                      SIX MONTHS         YEAR           YEAR           YEAR          YEAR      YEAR    SIX MONTHS        YEAR
                         ENDED          ENDED          ENDED          ENDED         ENDED     ENDED       ENDED         ENDED
                        MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,  NOV. 30,    MAY 31,       NOV. 30,
                         2001            2000           1999           1998          1997      1996       2001           2000
-------------------------------------------------------------------------------------------------------------------------------
                      (UNAUDITED)                                                                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............   $ 10.58         $  10.42      $   10.09      $   10.08      $ 10.08   $10.04     $   10.68      $ 10.69
                       -------         --------      ---------      ---------      -------   ------     ---------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...      0.27             0.59           0.46           0.53         0.53     0.48          0.19         0.78
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....      0.02             0.04          (0.02)          0.02           --     0.04          0.14        (0.18)
                       -------         --------      ---------      ---------      -------   ------     ---------      -------
    Total from
      Investment
      Operations....      0.29             0.63           0.44           0.55         0.53     0.52          0.33         0.60
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........     (0.60)           (0.47)         (0.10)         (0.53)       (0.53)   (0.48)        (0.74)       (0.59)
  Net Realized
    Gains...........        --               --          (0.01)         (0.01)          --       --            --        (0.02)
  Tax Return of
    Capital.........        --               --             --             --           --       --            --           --
                       -------         --------      ---------      ---------      -------   ------     ---------      -------
    Total
    Distributions...     (0.60)           (0.47)         (0.11)         (0.54)       (0.53)   (0.48)        (0.74)       (0.61)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........   $ 10.27         $  10.58      $   10.42      $   10.09      $ 10.08   $10.08     $   10.27      $ 10.68
===============================================================================================================================
Total Return........      2.91%#           6.30%          4.39%          5.54%        5.46%    5.34%         3.26%#       5.89%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $22,293         $ 20,409      $  22,135      $  18,467      $15,136   $7,789     $  18,932      $16,237
Ratio of Expenses to
  Average Net
  Assets............      0.39%*           0.40%          0.40%          0.41%        0.43%    0.70%         0.46%*       0.47%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets........      5.29%*           5.72%          4.91%          5.24%        5.44%    4.93%         4.35%*       4.35%
Portfolio Turnover
  Rate..............        82%*             33%            30%            50%          73%      29%          106%*         85%
-------------------------------------------------------------------------------------------------------------------------------

                               VA GLOBAL BOND PORTFOLIO
                      -----------------------------------------------
                        YEAR         YEAR         YEAR         YEAR
                       ENDED        ENDED        ENDED        ENDED
                      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                        1999         1998         1997         1996
--------------------
Net Asset Value,
  Beginning of
  Period............  $ 10.30      $ 10.69      $ 11.14      $ 10.61
                      -------      -------      -------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...     0.36         0.52         0.42         0.37
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....     0.04         0.30         0.34         0.57
                      -------      -------      -------      -------
    Total from
      Investment
      Operations....     0.40         0.82         0.76         0.94
--------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........    (0.01)       (1.14)       (0.94)       (0.41)
  Net Realized
    Gains...........       --        (0.04)       (0.27)          --
  Tax Return of
    Capital.........       --        (0.03)          --           --
                      -------      -------      -------      -------
    Total
    Distributions...    (0.01)       (1.21)       (1.21)       (0.41)
--------------------
Net Asset Value, End
  of Period.........  $ 10.69      $ 10.30      $ 10.69      $ 11.14
====================
Total Return........     3.85%        8.44%        7.58%        9.16%
--------------------
Net Assets, End of
  Period
  (thousands).......  $13,153      $10,483      $ 7,073      $ 3,703
Ratio of Expenses to
  Average Net
  Assets............     0.49%        0.57%        0.65%        1.73%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets........     3.74%        3.65%        4.09%        3.43%
Portfolio Turnover
  Rate..............       44%          37%          58%          89%
--------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-eight portfolios, six of which (the "VA Portfolios") are included in this report. Twenty-eight portfolios are presented in separate reports, and four have not commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   Securities held by VA Small Value Portfolio and VA
Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2.  FOREIGN CURRENCY:   Securities, other assets and liabilities of the
International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3.  FEDERAL INCOME TAXES:   It is the VA Portfolios' intention to continue
to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital of the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to the VA Portfolios. For the six months ended May 31, 2001, the VA Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio....................................      0.50 of 1%
VA Large Value Portfolio....................................      0.25 of 1%
VA International Value Portfolio............................      0.40 of 1%
VA International Small Portfolio............................      0.50 of 1%
VA Short-Term Fixed Portfolio...............................      0.25 of 1%
VA Global Bond Portfolio....................................      0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the VA Portfolios made the following purchases and sales of investment securities (other than U.S. Government Securities) (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              --------------------
                                                              PURCHASE     SALES
                                                              ---------   --------
VA Small Value Portfolio....................................   $2,396      $1,961
VA Large Value Portfolio....................................    4,564       3,194
VA International Value Portfolio............................      742         335
VA International Small Portfolio............................    1,075         701
VA Short-Term Fixed Portfolio...............................    3,632       5,290
VA Global Bond Portfolio....................................    3,185       7,141

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
VA Small Value Portfolio....................................       $6,461             $(5,664)      $   797
VA Large Value Portfolio....................................        6,999              (2,622)        4,377
VA International Value Portfolio............................        3,544              (4,124)         (580)
VA International Small Portfolio............................        1,455              (4,769)       (3,314)
VA Short-Term Fixed Portfolio...............................           20                  --            20
VA Global Bond Portfolio....................................           --                (250)         (250)

    At May 31, 2001, the VA Short-Term Fixed Portfolio had a capital loss carryforward for federal income tax purposes of approximately $12,000, of which $7,000 expires on November 30, 2007 and $5,000 expires on November 30, 2008. Also, the VA Global Bond Portfolio had a capital loss carryforward for federal income tax purposes of approximately $78,000 which expires on November 30, 2008.

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The VA Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2001, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain or loss is reflected in the accompanying financial statements:

                                                                                         UNREALIZED
                                                                                           FOREIGN
     EXPIRATION                                                            VALUE AT       EXCHANGE
        DATE                    CURRENCY SOLD          CONTRACT AMOUNT   MAY 31, 2001    GAIN (LOSS)
---------------------   -----------------------------  ---------------   -------------   -----------
      06/11/01           2,151,901    Japanese Yen       $1,782,113       $1,813,347      $(31,234)
      06/11/01          15,742,342    Swedish Krona       1,537,831        1,462,196        75,635
      06/29/01             952,048    Canadian Dollar       616,516          615,802           714
                                                         ----------       ----------      --------
                                                         $3,936,460       $3,891,345      $ 45,115
                                                         ==========       ==========      ========

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million , as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2001 borrowings under the line were as follows:

                                        WEIGHTED        WEIGHTED      NUMBER OF    INTEREST    MAXIMUM AMOUNT
                                         AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
                                      INTEREST RATE     BALANCE      OUTSTANDING   INCURRED      THE PERIOD
                                      -------------   ------------   -----------   --------   ----------------
VA Large Value Portfolio............     6.99 %         $208,294         17          $688         $452,000

    There were no outstanding borrowings under the domestic line of credit at May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the VA International Value Portfolio, VA International Small Portfolio, and the VA Global Bond Portfolio with an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the six months ended May 31, 2001.

H. COMPONENTS OF NET ASSETS:

    At May 31, 2001 net assets consisted of (amounts in thousands):

                                                              VA SMALL    VA LARGE    VA INTERNATIONAL
                                                                VALUE       VALUE          VALUE
                                                              PORTFOLIO   PORTFOLIO      PORTFOLIO
                                                              ---------   ---------   ----------------
Paid-In Capital.............................................   $23,978     $34,475        $22,138
Accumulated Net Investment Income (Loss)....................        64         235            128
Accumulated Net Realized Gain (Loss)........................       704        (945)           158
Accumulated Net Realized Foreign Exchange Gain (Loss).......        --          --              1
Unrealized Appreciation (Depreciation) of Investment
 Securities and Foreign Currency............................       797       4,378           (579)
Unrealized Net Foreign Exchange Gain (Loss).................        --          --             (3)
                                                               -------     -------        -------
                                                               $25,543     $38,143        $21,843
                                                               =======     =======        =======

                                                              VA INTERNATIONAL   VA SHORT-TERM   VA GLOBAL
                                                                   SMALL             VALUE         VALUE
                                                                 PORTFOLIO         PORTFOLIO     PORTFOLIO
                                                              ----------------   -------------   ---------
Paid-In Capital.............................................      $15,612           $21,858       $18,801
Accumulated Net Investment Income (Loss)....................         (182)              423           309
Accumulated Net Realized Gain (Loss)........................          371                (8)          (47)
Accumulated Net Realized Foreign Exchange Gain (Loss).......           --                --            77
Unrealized Appreciation (Depreciation) of Investment
 Securities and Foreign Currency............................       (3,314)               20          (250)
Unrealized Net Foreign Exchange Gain (Loss).................           (1)               --            42
                                                                  -------           -------       -------
                                                                  $12,486           $22,293       $18,932
                                                                  =======           =======       =======

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities, UBS Warburg, and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and the value of collateral on overnight repurchase agreements at May 31, 2001 was as follows:

                                                                                                   COLLATERAL ON
                                                         MARKET VALUE OF     VALUE OF COLLATERAL    REPURCHASE
                                                        SECURITIES ON LOAN   AND INDEMNIFICATION    AGREEMENTS
                                                        ------------------   -------------------   -------------
VA Small Value Portfolio..............................       $553,681            $1,133,955          $1,169,847
VA Large Value Portfolio..............................        411,451               421,800             435,151
VA International Value Portfolio......................        472,193               498,735             512,122
VA International Small Portfolio......................        245,659               256,435             263,377